Schedule of Investments (unaudited)
December 31, 2022
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security	Investment Value	Value
Investment Companies
Fixed-Income Funds — 100.1%
Master Total Return Portfolio of Master Bond LLC(a)	16,641,518,215	$ 16,641,518,215
Total Investments — 100.1% (Cost: $18,451,661,776)		16,641,518,215
Liabilities in Excess of Other Assets — (0.1)%		(16,818,554)
Net Assets — 100.0%		$ 16,624,699,661
(a)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Investment Value Held at 12/31/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Total Return Portfolio of Master Bond LLC	$ 16,680,633,133	$ —	$ (200,885,151)(a)(b)	$ (377,906,542)	$ 539,676,775	$ 16,641,518,215	16,641,518,215	$ 175,159,229	$ —
(a)	Represents net investment value purchased (sold).
(b)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
BlackRock Total Return Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio of Master Bond LLC (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $16,641,518,215 and 96.4%, respectively.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1, Class A, 5.11%, 09/25/60(a)(b)	USD	5,240	$ 4,856,615
522 Funding CLO Ltd.
Series 2019-4A, Class CR, (3 mo. LIBOR US + 2.40%), 6.64%, 04/20/30(a)(c)		625	595,077
Series 2019-4A, Class DR, (3 mo. LIBOR US + 3.65%), 7.89%, 04/20/30(a)(c)		2,170	1,968,796
Series 2019-5A, Class AR, (3 mo. CME Term SOFR + 1.33%), 5.19%, 04/15/35(a)(c)		510	490,510
ACE Securities Corp. Home Equity Loan Trust
Series 2003-OP1, Class A2, (1 mo. LIBOR US + 0.72%), 5.11%, 12/25/33(c)		562	509,967
Series 2006-CW1, Class A2C, (1 mo. LIBOR US + 0.28%), 4.67%, 07/25/36(c)		260	205,730
Series 2007-HE4, Class A2A, (1 mo. LIBOR US + 0.26%), 4.65%, 05/25/37(c)		2,483	433,808
Series 2007-HE4, Class A2C, (1 mo. LIBOR US + 0.60%), 4.99%, 05/25/37(c)		219	38,883
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, (1 mo. LIBOR US + 1.20%), 5.53%, 06/15/36(a)(c)		692	667,820
AGL CLO 11 Ltd., Series 2021-11A, Class E, (3 mo. LIBOR US + 6.36%), 10.44%, 04/15/34(a)(c)		250	218,049
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3 mo. LIBOR US + 1.16%), 5.40%, 07/20/34(a)(c)		7,640	7,439,957
AGL CLO 14 Ltd., Series 2021-14A, Class A, (3 mo. LIBOR US + 1.15%), 5.43%, 12/02/34(a)(c)		1,000	971,185
AGL CLO 7 Ltd.
Series 2020-7A, Class AR, (3 mo. LIBOR US + 1.20%), 5.28%, 07/15/34(a)(c)		2,400	2,333,803
Series 2020-7A, Class DR, (3 mo. LIBOR US + 3.10%), 7.18%, 07/15/34(a)(c)		500	464,228
AGL CLO 9 Ltd., Series 2020-9A, Class D, (3 mo. LIBOR US + 3.70%), 7.94%, 01/20/34(a)(c)		250	232,370
AGL Core CLO 15 Ltd., Series 2021-15A, Class A1, (3 mo. LIBOR US + 1.15%), 5.39%, 01/20/35(a)(c)		250	243,140
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1, (3 mo. LIBOR US + 1.39%), 5.63%, 04/20/32(a)(c)		8,405	8,275,857
AGL Core CLO 4 Ltd., Series 2020-4A, Class A1R, (3 mo. LIBOR US + 1.07%), 5.31%, 04/20/33(a)(c)		3,620	3,545,654
AGL Static CLO 18 Ltd., Series 2022-18A, Class B, (3 mo. CME Term SOFR + 2.00%), 5.99%, 04/21/31(a)(c)		1,400	1,330,808
AIG CLO Ltd., Series 2018-1A, Class A1R, (3 mo. LIBOR US + 1.12%), 5.36%, 04/20/32(a)(c)		1,730	1,696,026
AIMCO CLO
Series 2015-AA, Class BR2, (3 mo. LIBOR US + 1.60%), 5.68%, 10/17/34(a)(c)		1,200	1,144,711
Series 2017-AA, Class AR, (3 mo. LIBOR US + 1.05%), 5.29%, 04/20/34(a)(c)		250	243,854
Series 2017-AA, Class CR, (3 mo. LIBOR US + 2.10%), 6.34%, 04/20/34(a)(c)		500	468,303
Series 2017-AA, Class DR, (3 mo. LIBOR US + 3.15%), 7.39%, 04/20/34(a)(c)		250	227,087
Security		Par (000)	Value
Asset-Backed Securities (continued)
AIMCO CLO
Series 2018-BA, Class AR, (3 mo. LIBOR US + 1.10%), 5.18%, 01/15/32(a)(c)	USD	5,770	$ 5,666,867
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(c)(d)		37	23,005
Series 2018-A, Class B, 0.00%, 04/25/58(a)		75	74,440
Series 2018-B, Class B, 0.00%, 02/26/57(a)		173	134,245
Series 2018-D, Class B, 0.00%, 08/25/58(a)(c)		22	15,536
Series 2018-E, Class C, 0.00%, 06/25/58(a)(c)		7	6,688
Series 2018-F, Class C, 0.00%, 11/25/58(a)		257	167,976
Series 2019-E, Class A, 3.00%, 09/25/59(a)(b)		8,486	8,422,727
Series 2019-E, Class B, 4.88%, 09/25/59(a)(b)		2,600	2,566,813
Series 2019-E, Class C, 0.00%, 09/25/59(a)		5,385	5,095,920
Series 2019-G, Class A, 3.00%, 09/25/59(a)(b)		10,585	10,141,832
Series 2019-G, Class B, 4.25%, 09/25/59(a)(b)		2,120	1,848,429
Series 2019-G, Class C, 0.00%, 09/25/59(a)		5,380	2,912,886
Series 2019-H, Class A, 3.00%, 11/25/59(a)(b)		4,794	4,731,268
Series 2019-H, Class B, 4.25%, 11/25/59(a)(b)		1,970	1,929,828
Series 2019-H, Class C, 0.00%, 11/25/59(a)		4,761	4,465,372
Series 2020-A, Class A, 2.38%, 12/25/59(a)(b)		18,157	17,728,490
Series 2020-A, Class B, 3.50%, 12/25/59(a)(b)		3,853	3,723,169
Series 2020-A, Class C, 0.00%, 12/25/59(a)		9,088	5,589,661
Series 2020-C, Class A, 2.25%, 09/27/60(a)(b)		1,090	1,042,591
Series 2020-C, Class B, 5.00%, 09/27/60(a)(b)		2,981	2,731,040
Series 2020-C, Class C, 0.00%, 09/27/60(a)		9,355	7,700,148
Series 2020-D, Class A, 2.25%, 06/25/60(a)(b)		4,472	4,165,188
Series 2020-D, Class B, 5.00%, 06/25/60(a)(b)		4,238	3,882,559
Series 2020-D, Class C, 0.00%, 06/25/60(a)		10,012	8,402,825
Series 2021-C, Class A, 2.12%, 01/25/61(a)(b)		12,718	11,780,096
Series 2021-C, Class B, 3.72%, 01/25/61(a)(b)		3,277	2,846,854
Series 2021-C, Class C, 0.00%, 01/25/61(a)		8,280	8,089,581
Series 2021-D, Class A, 2.00%, 03/25/60(a)(b)		29,368	26,368,168
Series 2021-D, Class B, 4.00%, 03/25/60(a)(c)		5,836	5,129,315
Series 2021-D, Class C, 0.00%, 03/25/60(a)(c)		8,608	8,595,189
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(c)		24,797	20,979,955
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(c)		4,422	3,538,881
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(c)		2,669	2,104,044
Series 2021-E, Class B3, 3.76%, 12/25/60(a)(c)		7,653	2,901,812

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Ajax Mortgage Loan Trust
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(c)	USD	1,744	$ 1,346,401
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(c)		117	55,008
Series 2021-F, Class A, 1.88%, 06/25/61(a)(b)		46,610	41,104,400
Series 2021-F, Class B, 3.75%, 06/25/61(a)(b)		6,403	5,678,200
Series 2021-F, Class C, 0.00%, 06/25/61(a)(d)		11,939	10,924,521
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (3 mo. LIBOR US + 1.08%), 5.36%, 10/21/28(a)(c)		2,864	2,830,100
Allegro CLO IV Ltd., Series 2016-1A, Class BR2, (3 mo. LIBOR US + 1.55%), 5.63%, 01/15/30(a)(c)		400	390,921
Allegro CLO VIII Ltd., Series 2018-2A, Class B1, (3 mo. LIBOR US + 1.67%), 5.75%, 07/15/31(a)(c)		250	241,586
Allegro CLO XI Ltd.
Series 2019-2A, Class A2A, (3 mo. LIBOR US + 1.85%), 6.08%, 01/19/33(a)(c)		500	486,936
Series 2019-2A, Class C, (3 mo. LIBOR US + 3.00%), 7.23%, 01/19/33(a)(c)		250	239,422
ALM Ltd.
Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 5.93%, 10/15/29(a)(c)		7,780	7,561,152
Series 2020-1A, Class B, (3 mo. LIBOR US + 2.00%), 6.08%, 10/15/29(a)(c)		250	236,842
ALME Loan Funding V BV, Series 5A, Class ER, (3 mo. EURIBOR + 5.41%), 6.79%, 07/15/31(a)(c)	EUR	1,500	1,346,881
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3 mo. LIBOR US + 1.25%), 5.71%, 11/02/30(a)(c)	USD	750	739,726
AMMC CLO 22 Ltd., Series 2018-22A, Class B, (3 mo. LIBOR US + 1.45%), 5.81%, 04/25/31(a)(c)		500	476,293
AMMC CLO XIII Ltd., Series 2013-13A, Class A1R2, (3 mo. LIBOR US + 1.05%), 5.38%, 07/24/29(a)(c)		2,422	2,396,928
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 04/17/37(a)		1,280	1,170,161
Series 2020-SFR2, Class D, 3.28%, 07/17/37(a)		2,437	2,221,506
Series 2020-SFR3, Class E1, 2.56%, 09/17/37(a)		2,490	2,217,892
Series 2020-SFR4, Class E2, 2.46%, 11/17/37(a)		2,500	2,177,982
Series 2020-SFR4, Class F, 2.86%, 11/17/37(a)		2,760	2,390,892
Anchorage Capital CLO 16 Ltd., Series 2020-16A, Class A1R, (3 mo. LIBOR US + 1.20%), 5.43%, 01/19/35(a)(c)		250	243,016
Anchorage Capital CLO 17 Ltd., Series 2021-17A, Class A1, (3 mo. LIBOR US + 1.17%), 5.25%, 07/15/34(a)(c)		11,115	10,804,923
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 5.42%, 01/28/31(a)(c)		2,325	2,297,687
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.50%), 5.87%, 01/28/31(a)(c)		3,850	3,751,704
Security		Par (000)	Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.85%), 6.22%, 01/28/31(a)(c)	USD	500	$ 465,341
Anchorage Capital CLO 4-R Ltd.
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 5.42%, 01/28/31(a)(c)		5,221	5,162,226
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.85%), 6.22%, 01/28/31(a)(c)		5,550	5,184,780
Anchorage Capital CLO 5-R Ltd.
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.45%), 5.53%, 01/15/30(a)(c)		9,200	9,049,836
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.85%), 5.93%, 01/15/30(a)(c)		3,540	3,403,614
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class ARR, (3 mo. LIBOR US + 1.05%), 5.13%, 07/15/30(a)(c)		5,470	5,394,486
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR2, (3 mo. LIBOR US + 1.09%), 5.46%, 01/28/31(a)(c)		4,936	4,871,834
Series 2015-7A, Class BR2, (3 mo. LIBOR US + 1.75%), 6.12%, 01/28/31(a)(c)		7,620	7,369,844
Series 2015-7A, Class CR2, (3 mo. LIBOR US + 2.20%), 6.57%, 01/28/31(a)(c)		4,250	4,009,659
Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 7.87%, 01/28/31(a)(c)		1,140	1,024,172
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR2A, (3 mo. LIBOR US + 1.20%), 5.56%, 10/27/34(a)(c)		2,430	2,359,700
Series 2016-8A, Class BR2, (3 mo. LIBOR US + 1.80%), 6.16%, 10/27/34(a)(c)		2,800	2,673,864
Anchorage Capital CLO Ltd.
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.25%), 5.19%, 10/13/30(a)(c)		3,075	3,040,444
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.65%), 5.59%, 10/13/30(a)(c)		750	732,027
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.15%), 6.09%, 10/13/30(a)(c)		1,410	1,358,765
Anchorage Capital Europe CLO 2 DAC
Series 2A, Class B1R, (3 mo. EURIBOR + 1.60%), 2.98%, 04/15/34(a)(c)	EUR	1,327	1,321,439
Series 2A, Class DR, (3 mo. EURIBOR + 3.55%), 4.93%, 04/15/34(a)(c)		1,380	1,290,148
Anchorage Capital Europe CLO DAC, Series 4A, Class D, (3 mo. EURIBOR + 3.20%), 4.74%, 04/25/34(a)(c)		542	515,548
Antares CLO Ltd., Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.53%), 5.89%, 07/25/33(a)(c)	USD	10,760	10,267,758
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 5.16%, 04/15/31(a)(c)		3,652	3,596,444
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.01%), 5.25%, 04/20/31(a)(c)		1,080	1,064,182
Apidos CLO XVIII, Series 2018-18A, Class A1, (3 mo. LIBOR US + 1.14%), 5.47%, 10/22/30(a)(c)		880	868,687
Apidos CLO XX
Series 2015-20A, Class A1RA, (3 mo. LIBOR US + 1.10%), 5.18%, 07/16/31(a)(c)		450	441,391
Series 2015-20A, Class A2RR, (3 mo. LIBOR US + 1.55%), 5.63%, 07/16/31(a)(c)		250	241,319

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Apidos CLO XXII
Series 2015-22A, Class A2R, (3 mo. LIBOR US + 1.50%), 5.74%, 04/20/31(a)(c)	USD	500	$ 484,722
Series 2015-22A, Class BR, (3 mo. LIBOR US + 1.95%), 6.19%, 04/20/31(a)(c)		250	237,626
Series 2015-22A, Class CR, (3 mo. LIBOR US + 2.95%), 7.19%, 04/20/31(a)(c)		850	795,488
Apidos CLO XXVI, Series 2017-26A, Class BR, (3 mo. LIBOR US + 1.95%), 6.14%, 07/18/29(a)(c)		570	541,785
Apidos CLO XXX, Series XXXA, Class A1A, (3 mo. LIBOR US + 1.14%), 5.33%, 10/18/31(a)(c)		250	246,920
Apidos CLO XXXI, Series 2019-31A, Class BR, (3 mo. LIBOR US + 1.55%), 5.63%, 04/15/31(a)(c)		500	485,109
Apidos CLO XXXII
Series 2019-32A, Class C, (3 mo. LIBOR US + 2.40%), 6.64%, 01/20/33(a)(c)		250	238,283
Series 2019-32A, Class D, (3 mo. LIBOR US + 3.50%), 7.74%, 01/20/33(a)(c)		300	286,030
Apidos CLO XXXVII, Series 2021-37A, Class E, (3 mo. LIBOR US + 6.30%), 10.63%, 10/22/34(a)(c)		455	407,986
Apres Static CLO Ltd., Series 2019-1A, Class A2R, (3 mo. LIBOR US + 1.70%), 5.78%, 10/15/28(a)(c)		250	245,986
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(a)		538	491,715
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL4, Class A, (1 mo. LIBOR US + 1.35%), 5.67%, 11/15/36(a)(c)		883	853,490
Series 2022-FL2, Class A, (1 mo. CME Term SOFR + 1.85%), 6.19%, 05/15/37(a)(c)		8,334	8,147,094
Ares European CLO XII DAC, Series 12A, Class B1R, (3 mo. EURIBOR + 1.70%), 3.16%, 04/20/32(a)(c)	EUR	889	902,723
Ares LII CLO Ltd.
Series 2019-52A, Class A1R, (3 mo. LIBOR US + 1.05%), 5.38%, 04/22/31(a)(c)	USD	7,910	7,795,389
Series 2019-52A, Class A2R, (3 mo. LIBOR US + 1.45%), 5.78%, 04/22/31(a)(c)		250	240,714
Ares LIX CLO Ltd., Series 2021-59A, Class A, (3 mo. LIBOR US + 1.03%), 5.39%, 04/25/34(a)(c)		500	484,898
Ares LVI CLO Ltd.
Series 2020-56A, Class AR, (3 mo. LIBOR US + 1.16%), 5.52%, 10/25/34(a)(c)		2,110	2,046,089
Series 2020-56A, Class ER, (3 mo. LIBOR US + 6.50%), 10.86%, 10/25/34(a)(c)		1,720	1,534,667
Ares XLVIII CLO Ltd., Series 2018-48A, Class B, (3 mo. LIBOR US + 1.58%), 5.82%, 07/20/30(a)(c)		370	357,265
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.17%), 5.25%, 10/15/30(a)(c)		1,150	1,138,086
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.48%), 4.87%, 05/25/35(c)		2,769	2,392,256
Security		Par (000)	Value
Asset-Backed Securities (continued)
ARM Master Trust LLC Agricultural Loan Backed Notes, Series 2021-T1, Class A, 2.43%, 11/15/27(a)	USD	1,819	$ 1,675,693
Armada Euro CLO III DAC, Series 3A, Class DR, (3 mo. EURIBOR + 3.30%), 4.68%, 07/15/31(a)(c)	EUR	1,563	1,500,328
ASSURANT CLO I Ltd., Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.15%), 6.39%, 10/20/34(a)(c)	USD	1,420	1,298,409
ASSURANT CLO Ltd., Series 2018-2A, Class A, (3 mo. LIBOR US + 1.04%), 5.28%, 04/20/31(a)(c)		750	733,350
Atrium IX, Series 9A, Class AR2, (3 mo. LIBOR US + 0.99%), 5.73%, 05/28/30(a)(c)		3,989	3,937,045
Atrium XIII
Series 13A, Class A1, (3 mo. LIBOR US + 1.18%), 5.51%, 11/21/30(a)(c)		500	496,129
Series 13A, Class B, (3 mo. LIBOR US + 1.50%), 5.83%, 11/21/30(a)(c)		1,250	1,215,401
Series 13A, Class C, (3 mo. LIBOR US + 1.80%), 6.13%, 11/21/30(a)(c)		390	367,327
Avoca CLO XV DAC, Series 15X, Class B2R, (3 mo. EURIBOR + 1.05%), 2.43%, 04/15/31(c)(e)	EUR	400	402,621
Avoca CLO XVIII DAC, Series 18X, Class C, (3 mo. EURIBOR + 1.75%), 3.13%, 04/15/31(c)(e)		400	396,975
Avoca CLO XXII DAC
Series 22A, Class D, (3 mo. EURIBOR + 2.90%), 4.28%, 04/15/35(a)(c)		500	455,488
Series 22X, Class B1, (3 mo. EURIBOR + 1.30%), 2.68%, 04/15/35(c)(e)		850	844,473
Avoca CLO XXIII DAC, Series 23A, Class D, (3 mo. EURIBOR + 3.05%), 4.43%, 04/15/34(a)(c)		500	458,338
Babson CLO Ltd., Series 2015-IA, Class BR, (3 mo. LIBOR US + 1.40%), 5.64%, 01/20/31(a)(c)	USD	610	590,775
Bain Capital Credit CLO Ltd.
Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.50%), 5.74%, 07/20/30(a)(c)		850	817,992
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.08%), 5.31%, 07/19/31(a)(c)		1,670	1,652,031
Series 2018-2A, Class B, (3 mo. LIBOR US + 1.60%), 5.83%, 07/19/31(a)(c)		500	477,437
Series 2021-3A, Class D, (3 mo. LIBOR US + 3.10%), 7.43%, 07/24/34(a)(c)		250	224,592
Series 2021-4A, Class A1, (3 mo. LIBOR US + 1.17%), 5.41%, 10/20/34(a)(c)		310	301,860
Ballyrock CLO 14 Ltd., Series 2020-14A, Class D, (3 mo. LIBOR US + 7.00%), 11.24%, 01/20/34(a)(c)		250	223,641
Ballyrock CLO Ltd.
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.60%), 5.84%, 04/20/31(a)(c)		500	479,722
Series 2020-2A, Class DR, (3 mo. LIBOR US + 6.15%), 10.39%, 10/20/31(a)(c)		250	220,504
BankAmerica Manufactured Housing Contract Trust
Series 1997-2, Class B1, 7.07%, 02/10/22(c)		1,680	505,733
Series 1998-2, Class B1, 7.33%, 12/10/25(c)		2,790	685,411

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)	USD	410	$ 375,253
Bardot CLO Ltd., Series 2019-2A, Class DR, (3 mo. LIBOR US + 3.00%), 7.33%, 10/22/32(a)(c)		250	232,295
Barings CLO Ltd.
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.19%), 5.43%, 10/20/30(a)(c)		2,590	2,559,522
Series 2018-3A, Class A1, (3 mo. LIBOR US + 0.95%), 5.19%, 07/20/29(a)(c)		634	629,048
Series 2019-3A, Class A1R, (3 mo. LIBOR US + 1.07%), 5.31%, 04/20/31(a)(c)		1,330	1,307,669
Battalion CLO 18 Ltd., Series 2020-18A, Class BR, (3 mo. LIBOR US + 1.75%), 5.83%, 10/15/36(a)(c)		1,827	1,718,887
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3 mo. LIBOR US + 3.25%), 7.33%, 07/15/31(a)(c)		250	219,687
Battalion CLO VIII Ltd.
Series 2015-8A, Class A1R2, (3 mo. LIBOR US + 1.07%), 5.26%, 07/18/30(a)(c)		6,411	6,301,180
Series 2015-8A, Class A2R2, (3 mo. LIBOR US + 1.55%), 5.74%, 07/18/30(a)(c)		3,250	3,149,880
Series 2015-8A, Class BR2, (3 mo. LIBOR US + 2.00%), 6.19%, 07/18/30(a)(c)		2,901	2,739,562
Battalion CLO X Ltd.
Series 2016-10A, Class A1R2, (3 mo. LIBOR US + 1.17%), 5.50%, 01/25/35(a)(c)		25,430	24,771,617
Series 2016-10A, Class A2R2, (3 mo. LIBOR US + 1.55%), 5.88%, 01/25/35(a)(c)		2,890	2,716,593
Battalion CLO XI Ltd., Series 2017-11A, Class BR, (3 mo. LIBOR US + 1.72%), 6.05%, 04/24/34(a)(c)		1,000	942,367
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3 mo. LIBOR US + 1.18%), 5.26%, 07/15/34(a)(c)		4,520	4,401,992
Bayview Financial Revolving Asset Trust
Series 2004-B, Class A1, (1 mo. LIBOR US + 1.00%), 5.39%, 05/28/39(a)(c)(d)		7,093	5,576,719
Series 2004-B, Class A2, (1 mo. LIBOR US + 1.30%), 5.69%, 05/28/39(a)(c)		338	283,607
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.00%), 5.39%, 02/28/40(a)(c)		1,507	1,403,149
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.00%), 5.39%, 12/28/40(a)(c)		227	230,433
BCMSC Trust
Series 2000-A, Class A2, 7.58%, 06/15/30(c)		1,674	233,548
Series 2000-A, Class A3, 7.83%, 06/15/30(c)		1,554	224,059
Series 2000-A, Class A4, 8.29%, 06/15/30(c)		1,121	171,123
BDS Ltd., Series 2022-FL11, Class ATS, (1 mo. CME Term SOFR + 1.80%), 6.12%, 03/19/39(a)(c)		11,341	11,017,938
Bean Creek CLO Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.02%), 5.26%, 04/20/31(a)(c)		250	244,650
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE7, Class M2, (1 mo. LIBOR US + 1.73%), 6.11%, 08/25/34(c)		45	43,738
Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 1.02%), 4.77%, 12/25/35(c)		1,689	2,423,706
Series 2006-HE7, Class 1A2, (1 mo. LIBOR US + 0.34%), 4.73%, 09/25/36(c)		1,316	1,254,911
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities I Trust
Series 2007-FS1, Class 1A3, (1 mo. LIBOR US + 0.34%), 4.73%, 05/25/35(c)	USD	137	$ 135,185
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.32%), 4.71%, 03/25/37(c)		1,153	1,034,114
Series 2007-HE2, Class 22A, (1 mo. LIBOR US + 0.14%), 4.53%, 03/25/37(c)		465	426,018
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.14%), 4.53%, 03/25/37(c)		773	708,058
Series 2007-HE3, Class 1A3, (1 mo. LIBOR US + 0.25%), 4.64%, 04/25/37(c)		478	647,570
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.35%), 4.74%, 04/25/37(c)		6,114	5,988,217
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R2, (3 mo. LIBOR US + 1.45%), 5.53%, 07/15/29(a)(c)		3,570	3,512,763
Benefit Street Partners CLO III Ltd.
Series 2013-IIIA, Class A1R2, (3 mo. LIBOR US + 1.00%), 5.24%, 07/20/29(a)(c)		387	384,410
Series 2013-IIIA, Class A2R2, (3 mo. LIBOR US + 1.65%), 5.89%, 07/20/29(a)(c)		1,810	1,781,679
Benefit Street Partners CLO Ltd.
Series 2015-6BR, Class A, (3 mo. LIBOR US + 1.19%), 5.43%, 07/20/34(a)(c)		12,030	11,529,491
Series 2015-6BR, Class B, (3 mo. LIBOR US + 1.80%), 6.04%, 07/20/34(a)(c)		3,320	3,180,664
Series 2021-23A, Class E, (3 mo. LIBOR US + 6.81%), 11.17%, 04/25/34(a)(c)		750	655,001
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3 mo. LIBOR US + 1.09%), 5.33%, 04/20/31(a)(c)		4,360	4,301,106
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 5.34%, 01/20/31(a)(c)		2,150	2,119,837
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class B, (3 mo. LIBOR US + 2.00%), 6.08%, 10/15/30(a)(c)		1,545	1,461,227
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class B, (3 mo. LIBOR US + 2.00%), 6.08%, 01/15/33(a)(c)		250	242,744
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ER, (3 mo. LIBOR US + 6.75%), 10.83%, 07/15/34(a)(c)		250	218,701
BHG Securitization Trust
Series 2021-A, Class B, 2.79%, 11/17/33(a)		1,007	843,514
Series 2021-A, Class C, 3.69%, 11/17/33(a)		100	80,460
Series 2022-A, Class C, 3.08%, 02/20/35(a)		6,500	5,397,059
Series 2022-A, Class D, 3.56%, 02/20/35(a)		175	142,847
Series 2022-A, Class E, 4.30%, 02/20/35(a)		300	238,015
Series 2022-C, Class A, 5.32%, 10/17/35(a)		4,919	4,878,604
Series 2022-C, Class B, 5.93%, 10/17/35(a)		1,625	1,596,844
Birch Grove CLO 2 Ltd.
Series 2021-2A, Class A1, (3 mo. LIBOR US + 1.26%), 5.49%, 10/19/34(a)(c)		680	661,434
Series 2021-2A, Class B, (3 mo. LIBOR US + 1.75%), 5.98%, 10/19/34(a)(c)		250	239,995
Series 2021-2A, Class D1, (3 mo. LIBOR US + 3.30%), 7.53%, 10/19/34(a)(c)		250	227,663
Birch Grove CLO Ltd.
Series 19A, Class AR, (3 mo. LIBOR US + 1.13%), 5.90%, 06/15/31(a)(c)		250	244,302

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Birch Grove CLO Ltd.
Series 19A, Class BR, (3 mo. LIBOR US + 1.75%), 6.52%, 06/15/31(a)(c)	USD	250	$ 237,738
Series 19A, Class CR, (3 mo. LIBOR US + 2.20%), 6.97%, 06/15/31(a)(c)		1,250	1,182,411
Series 19A, Class DR, (3 mo. LIBOR US + 3.35%), 8.12%, 06/15/31(a)(c)		2,695	2,537,476
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.18%), 5.51%, 10/22/30(a)(c)		6,882	6,792,837
Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.60%), 5.93%, 10/22/30(a)(c)		500	482,463
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.00%), 5.24%, 04/20/31(a)(c)		2,550	2,517,585
Series 2016-2A, Class BR2, (3 mo. LIBOR US + 2.25%), 6.93%, 08/20/32(a)(c)		1,440	1,352,161
Series 2018-2A, Class B, (3 mo. LIBOR US + 1.70%), 6.31%, 08/15/31(a)(c)		300	289,745
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3 mo. LIBOR US + 1.50%), 5.58%, 07/15/31(a)(c)		3,970	3,834,858
BlueMountain CLO XXIII Ltd.
Series 2018-23A, Class B, (3 mo. LIBOR US + 1.70%), 5.94%, 10/20/31(a)(c)		250	241,422
Series 2018-23A, Class C, (3 mo. LIBOR US + 2.15%), 6.39%, 10/20/31(a)(c)		650	612,487
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3 mo. LIBOR US + 1.75%), 6.11%, 07/25/34(a)(c)		1,080	1,031,229
BlueMountain CLO XXV Ltd., Series 2019-25A, Class BR, (3 mo. LIBOR US + 1.70%), 5.78%, 07/15/36(a)(c)		250	238,104
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class A, (3 mo. LIBOR US + 1.26%), 5.34%, 04/15/34(a)(c)		570	555,858
Bluemountain Euro CLO DAC, Series 2021-2A, Class B1, (3 mo. EURIBOR + 1.75%), 3.13%, 10/15/35(a)(c)	EUR	3,280	3,244,844
BlueMountain Fuji Euro CLO V DAC, Series 5X, Class C, (3 mo. EURIBOR + 2.45%), 3.83%, 01/15/33(c)(e)		1,160	1,155,332
BlueMountain Fuji U.S. CLO III Ltd.
Series 2017-3A, Class A2, (3 mo. LIBOR US + 1.15%), 5.23%, 01/15/30(a)(c)	USD	750	723,472
Series 2017-3A, Class B, (3 mo. LIBOR US + 1.38%), 5.45%, 01/15/30(a)(c)		250	241,728
BPCRE Ltd., Series 2022-FL2, Class A, (1 mo. CME Term SOFR + 2.40%), 6.73%, 01/16/37(a)(c)(d)		4,517	4,446,535
Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.09%, 07/15/24(a)		5,759	5,696,518
Bridge Street CLO II Ltd., Series 2021-1A, Class A1A, (3 mo. LIBOR US + 1.23%), 5.47%, 07/20/34(a)(c)		500	480,254
Bristol Park CLO Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.45%), 5.53%, 04/15/29(a)(c)		400	386,559
Brookside Mill CLO Ltd.
Series 2013-1A, Class BR, (3 mo. LIBOR US + 1.35%), 5.43%, 01/17/28(a)(c)		334	330,508
Series 2013-1A, Class DR, (3 mo. LIBOR US + 2.65%), 6.73%, 01/17/28(a)(c)		1,073	1,035,656
Security		Par (000)	Value
Asset-Backed Securities (continued)
Burnham Park CLO Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.50%), 5.74%, 10/20/29(a)(c)	USD	250	$ 242,536
Buttermilk Park CLO Ltd.
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.10%), 5.18%, 10/15/31(a)(c)		750	739,187
Series 2018-1A, Class D, (3 mo. LIBOR US + 3.10%), 7.18%, 10/15/31(a)(c)		625	552,378
Canyon Capital CLO Ltd., Series 2019-1A, Class A1R, (3 mo. LIBOR US + 1.10%), 5.18%, 04/15/32(a)(c)		2,680	2,624,157
Canyon CLO Ltd.
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.07%), 5.15%, 07/15/31(a)(c)		250	246,695
Series 2020-3A, Class B, (3 mo. LIBOR US + 1.70%), 5.78%, 01/15/34(a)(c)		1,610	1,543,720
Series 2020-3A, Class E, (3 mo. LIBOR US + 7.25%), 11.33%, 01/15/34(a)(c)		250	228,513
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3 mo. LIBOR US + 1.03%), 5.45%, 04/30/31(a)(c)		7,620	7,535,461
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A1AR, (3 mo. LIBOR US + 1.10%), 5.18%, 10/15/30(a)(c)		248	245,320
Series 2013-4A, Class A1RR, (3 mo. LIBOR US + 1.00%), 5.08%, 01/15/31(a)(c)		1,853	1,830,313
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.97%), 5.05%, 04/17/31(a)(c)		3,160	3,116,104
Series 2016-1A, Class A1R2, (3 mo. LIBOR US + 1.14%), 5.38%, 04/20/34(a)(c)		250	243,016
Carlyle U.S. CLO Ltd.
Series 2016-4A, Class A2R, (3 mo. LIBOR US + 1.45%), 5.69%, 10/20/27(a)(c)		750	732,450
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.18%), 5.26%, 01/15/30(a)(c)		4,620	4,553,173
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.50%), 5.74%, 04/20/31(a)(c)		250	239,443
Series 2018-4A, Class B, (3 mo. LIBOR US + 2.07%), 6.31%, 01/20/31(a)(c)		470	445,172
Series 2019-2A, Class A1R, (3 mo. LIBOR US + 1.12%), 5.20%, 07/15/32(a)(c)		4,000	3,903,913
Series 2021-10A, Class A, (3 mo. LIBOR US + 1.15%), 5.39%, 10/20/34(a)(c)		4,350	4,198,052
Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.14%), 5.22%, 04/15/34(a)(c)		250	243,138
Series 2021-6A, Class A1, (3 mo. LIBOR US + 1.16%), 5.24%, 07/15/34(a)(c)		3,590	3,507,169
Carrington Mortgage Loan Trust
Series 2006-NC1, Class M2, (1 mo. LIBOR US + 0.63%), 5.02%, 01/25/36(c)		610	485,783
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.16%), 4.55%, 10/25/36(c)		388	370,990
CarVal CLO II Ltd.
Series 2019-1A, Class CR, (3 mo. LIBOR US + 2.00%), 6.24%, 04/20/32(a)(c)		700	659,188
Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 7.44%, 04/20/32(a)(c)		5,500	5,170,351
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 10.68%, 07/20/32(a)(c)		250	216,490

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CarVal CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.89%), 6.97%, 07/16/31(a)(c)	USD	750	$ 692,823
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.25%), 7.33%, 10/15/34(a)(c)		250	229,744
Series 2021-2A, Class E, (3 mo. LIBOR US + 6.75%), 10.83%, 10/15/34(a)(c)		250	221,089
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(c)		8,502	7,951,192
CBAM Ltd.
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 5.49%, 07/20/30(a)(c)		6,514	6,444,006
Series 2017-1A, Class C, (3 mo. LIBOR US + 2.40%), 6.64%, 07/20/30(a)(c)		750	713,450
Series 2018-6A, Class B1R, (3 mo. CME Term SOFR + 2.36%), 6.23%, 01/15/31(a)(c)		250	240,134
Series 2018-7A, Class A, (3 mo. LIBOR US + 1.10%), 5.34%, 07/20/31(a)(c)		250	245,535
Series 2018-7A, Class B1, (3 mo. LIBOR US + 1.60%), 5.84%, 07/20/31(a)(c)		250	237,927
Series 2019-9A, Class B2, (3 mo. LIBOR US + 1.90%), 5.98%, 02/12/30(a)(c)		500	485,475
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.32%), 4.71%, 10/25/36(c)		408	269,247
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR, (3 mo. LIBOR US + 1.08%), 5.32%, 04/20/34(a)(c)		3,255	3,170,079
Series 2013-1A, Class BRR, (3 mo. LIBOR US + 1.35%), 5.59%, 04/20/34(a)(c)		3,110	2,958,846
Cedar Funding IX CLO Ltd.
Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.98%), 5.22%, 04/20/31(a)(c)		940	926,583
Series 2018-9A, Class D, (3 mo. LIBOR US + 2.60%), 6.84%, 04/20/31(a)(c)		250	233,203
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3 mo. LIBOR US + 1.10%), 5.18%, 07/17/31(a)(c)		2,130	2,092,847
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ARR, (3 mo. LIBOR US + 1.05%), 5.29%, 04/20/34(a)(c)		18,290	17,835,252
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A2, (3 mo. LIBOR US + 1.13%), 5.37%, 01/20/31(a)(c)		250	240,239
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A2R, (3 mo. LIBOR US + 1.35%), 6.09%, 05/29/32(a)(c)		1,220	1,174,545
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class D, (3 mo. LIBOR US + 3.25%), 7.33%, 07/15/33(a)(c)		250	232,311
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3 mo. EURIBOR + 1.60%), 2.98%, 04/15/33(c)(e)	EUR	900	898,436
CIFC Funding Ltd.
Series 2012-2RA, Class A2, (3 mo. LIBOR US + 1.25%), 5.49%, 01/20/28(a)(c)	USD	750	730,815
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.75%), 5.83%, 07/16/30(a)(c)		750	729,566
Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.55%), 7.63%, 07/16/30(a)(c)		250	222,820
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.60%), 5.96%, 04/27/31(a)(c)	USD	500	$ 484,885
Series 2013-4A, Class DRR, (3 mo. LIBOR US + 2.80%), 7.16%, 04/27/31(a)(c)		250	232,785
Series 2014-2RA, Class A1, (3 mo. LIBOR US + 1.05%), 5.38%, 04/24/30(a)(c)		248	244,656
Series 2014-2RA, Class B1, (3 mo. LIBOR US + 2.80%), 7.13%, 04/24/30(a)(c)		650	606,815
Series 2014-3A, Class BR2, (3 mo. LIBOR US + 1.80%), 6.13%, 10/22/31(a)(c)		700	677,716
Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.11%), 5.44%, 01/22/31(a)(c)		250	246,748
Series 2015-1A, Class BRR, (3 mo. LIBOR US + 1.45%), 5.78%, 01/22/31(a)(c)		250	242,090
Series 2015-3A, Class BR, (3 mo. LIBOR US + 1.15%), 5.38%, 04/19/29(a)(c)		1,420	1,368,421
Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.01%), 5.29%, 04/23/29(a)(c)		5,474	5,418,830
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 5.98%, 04/23/29(a)(c)		2,910	2,847,987
Series 2017-1A, Class C, (3 mo. LIBOR US + 2.45%), 6.73%, 04/23/29(a)(c)		250	241,786
Series 2017-5A, Class A1, (3 mo. LIBOR US + 1.18%), 5.26%, 11/16/30(a)(c)		350	346,436
Series 2017-5A, Class C, (3 mo. LIBOR US + 2.85%), 6.93%, 11/16/30(a)(c)		300	277,708
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.00%), 5.19%, 04/18/31(a)(c)		6,964	6,856,141
Series 2019-5A, Class A1R1, (3 mo. LIBOR US + 1.14%), 5.22%, 01/15/35(a)(c)		400	389,351
Series 2020-1A, Class A1R, (3 mo. LIBOR US + 1.15%), 5.23%, 07/15/36(a)(c)		1,200	1,167,242
Series 2020-1A, Class BR, (3 mo. LIBOR US + 1.65%), 5.73%, 07/15/36(a)(c)		3,260	3,112,900
Series 2020-1A, Class DR, (3 mo. LIBOR US + 3.10%), 7.18%, 07/15/36(a)(c)		1,120	1,046,247
Series 2020-3A, Class A1R, (3 mo. LIBOR US + 1.13%), 5.37%, 10/20/34(a)(c)		7,210	6,971,222
Series 2021-4A, Class A, (3 mo. LIBOR US + 1.05%), 5.13%, 07/15/33(a)(c)		6,450	6,321,814
Series 2021-4A, Class B, (3 mo. LIBOR US + 1.58%), 5.66%, 07/15/33(a)(c)		500	478,907
Series 2021-4A, Class C, (3 mo. LIBOR US + 1.85%), 5.93%, 07/15/33(a)(c)		250	234,750
Series 2021-5A, Class A, (3 mo. LIBOR US + 1.14%), 5.22%, 07/15/34(a)(c)		1,690	1,649,851
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1 mo. LIBOR US + 0.20%), 4.59%, 05/25/37(c)		4,821	3,297,261
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.27%), 4.66%, 05/25/37(c)		2,190	1,499,958
Series 2007-AHL3, Class A3B, (1 mo. LIBOR US + 0.17%), 4.56%, 07/25/45(c)		3,596	2,556,204
Clear Creek CLO
Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.20%), 5.44%, 10/20/30(a)(c)		1,250	1,236,415
Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 7.19%, 10/20/30(a)(c)		620	532,803
Clontarf Park CLO DAC, Series 1X, Class CE, (3 mo. EURIBOR + 3.05%), 4.78%, 08/05/30(c)(e)	EUR	1,750	1,731,855

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)	USD	1,120	$ 911,781
Series 2021-B, Class C, 2.72%, 06/25/52(a)		480	384,542
Series 2021-B, Class D, 3.78%, 06/25/52(a)		120	94,663
Series 2021-C, Class D, 4.11%, 07/26/55(a)		270	210,263
Concord Music Royalties LLC, Series 2022-1A, Class A2, 6.50%, 01/20/73(a)		8,180	7,987,336
Conseco Finance Corp.
Series 1997-3, Class M1, 7.53%, 03/15/28(c)		767	720,082
Series 1997-6, Class M1, 7.21%, 01/15/29(c)		140	130,134
Series 1998-4, Class M1, 6.83%, 04/01/30(c)		270	242,525
Series 1998-8, Class A1, 6.28%, 09/01/30		66	65,903
Series 1998-8, Class M1, 6.98%, 09/01/30(c)		2,196	1,964,901
Series 1999-5, Class A5, 7.86%, 03/01/30(c)		827	350,510
Series 1999-5, Class A6, 7.50%, 03/01/30(c)		886	361,483
Series 2001-D, Class B1, (1 mo. LIBOR US + 2.50%), 6.82%, 11/15/32(c)		252	277,480
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(c)		1,445	321,365
Series 2000-4, Class A6, 8.31%, 05/01/32(c)		1,224	264,580
Series 2000-5, Class A6, 7.96%, 05/01/31		2,112	665,617
Series 2000-5, Class A7, 8.20%, 05/01/31		3,852	1,250,515
Cook Park CLO Ltd., Series 2018-1A, Class B, (3 mo. LIBOR US + 1.40%), 5.48%, 04/17/30(a)(c)		250	239,477
Countrywide Asset-Backed Certificates
Series 2004-5, Class A, (1 mo. LIBOR US + 0.90%), 5.29%, 10/25/34(c)		379	357,415
Series 2005-16, Class 1AF, 4.53%, 04/25/36(c)		2,392	2,061,525
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.16%), 4.55%, 09/25/46(c)		23	22,551
Series 2006-12, Class 1A, (1 mo. LIBOR US + 0.26%), 4.65%, 12/25/36(c)		1,688	1,539,911
Series 2006-17, Class 2A2, (1 mo. LIBOR US + 0.30%), 4.69%, 03/25/47(c)		101	98,152
Series 2006-18, Class M1, (1 mo. LIBOR US + 0.45%), 4.84%, 03/25/37(c)		6,501	5,599,494
Series 2006-SPS1, Class A, (1 mo. LIBOR US + 0.22%), 4.61%, 12/25/25(c)		5	40,672
Series 2007-12, Class 1A2, (1 mo. LIBOR US + 0.84%), 5.23%, 08/25/47(c)		3,470	3,332,031
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.27%), 4.59%, 03/15/34(c)		249	238,386
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/25/31(c)		907	868,890
Credit Suisse Mortgage Trust, Series 2021-JR1, Class A1, 2.47%, 09/27/66(a)(c)		26,090	24,811,464
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.02%, 12/25/36(b)		352	275,544
Series 2006-MH1, Class B1, 6.25%, 10/25/36(a)(b)		608	574,429
Series 2006-SL1, Class A2, 6.06%, 09/25/36(a)(b)		2,809	173,692
Series 2007-CB6, Class A4, (1 mo. LIBOR US + 0.34%), 4.38%, 07/25/37(a)(c)		459	303,203
Security		Par (000)	Value
Asset-Backed Securities (continued)
Crown City CLO III, Series 2021-1A, Class A1A, (3 mo. LIBOR US + 1.17%), 5.41%, 07/20/34(a)(c)	USD	250	$ 238,697
Crown Point CLO 10 Ltd., Series 2021-10A, Class A, (3 mo. LIBOR US + 1.17%), 5.41%, 07/20/34(a)(c)		4,780	4,583,015
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3 mo. EURIBOR + 1.30%), 3.12%, 02/22/34(c)(e)	EUR	990	981,387
CVC Cordatus Loan Fund V DAC, Series 5X, Class B1R, (3 mo. EURIBOR + 1.50%), 2.96%, 07/21/30(c)(e)		250	255,219
CVC Cordatus Loan Fund XX DAC, Series 20A, Class DE, (3 mo. EURIBOR + 3.00%), 5.08%, 06/22/34(a)(c)		850	771,475
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.85%, 01/25/29(b)	USD	59	85,809
Series 2006-S5, Class A5, 6.16%, 06/25/35		77	91,889
CWHEQ Revolving Home Equity Loan Resuritization Trust
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.30%), 4.62%, 12/15/33(a)(c)		186	186,328
Series 2006-RES, Class 5B1A, (1 mo. LIBOR US + 0.19%), 4.51%, 05/15/35(a)(c)		46	45,215
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.19%), 4.51%, 05/15/35(a)(c)		50	48,597
CWHEQ Revolving Home Equity Loan Trust
Series 2005-B, Class 2A, (1 mo. LIBOR US + 0.18%), 4.50%, 05/15/35(c)		142	139,383
Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.18%), 4.50%, 05/15/36(c)		827	787,505
Series 2006-H, Class 1A, (1 mo. LIBOR US + 0.15%), 4.47%, 11/15/36(c)		488	472,649
Deer Creek CLO Ltd.
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.18%), 5.42%, 10/20/30(a)(c)		5,561	5,500,386
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.65%), 5.89%, 10/20/30(a)(c)		500	486,238
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A, (3 mo. LIBOR US + 1.24%), 5.32%, 07/15/36(a)(c)		1,180	1,134,751
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A1, (3 mo. LIBOR US + 1.22%), 5.30%, 10/15/36(a)(c)		250	239,800
Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A1A, (3 mo. CME Term SOFR + 1.39%), 5.25%, 04/15/37(a)(c)		510	493,919
Dryden 40 Senior Loan Fund, Series 2015-40A, Class CR, (3 mo. LIBOR US + 2.10%), 6.71%, 08/15/31(a)(c)		300	285,227
Dryden 42 Senior Loan Fund, Series 2016-42A, Class CR, (3 mo. LIBOR US + 2.05%), 6.13%, 07/15/30(a)(c)		250	236,293
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2, (3 mo. LIBOR US + 1.04%), 5.28%, 04/20/34(a)(c)		5,540	5,387,256
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BR, (3 mo. LIBOR US + 1.70%), 5.78%, 10/15/30(a)(c)		3,440	3,305,582

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Dryden 49 Senior Loan Fund, Series 2017-49A, Class BR, (3 mo. LIBOR US + 1.60%), 5.79%, 07/18/30(a)(c)	USD	500	$ 483,746
Dryden 50 Senior Loan Fund, Series 2017-50A, Class B, (3 mo. LIBOR US + 1.65%), 5.73%, 07/15/30(a)(c)		450	435,420
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.12%), 5.20%, 01/15/31(a)(c)		18,720	18,489,815
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3 mo. LIBOR US + 1.60%), 5.79%, 07/18/30(a)(c)		300	289,159
Dryden 76 CLO Ltd., Series 2019-76A, Class A1R, (3 mo. LIBOR US + 1.15%), 5.39%, 10/20/34(a)(c)		750	722,760
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR, (3 mo. LIBOR US + 1.12%), 5.80%, 05/20/34(a)(c)		3,580	3,476,391
Series 2020-77A, Class XR, (3 mo. LIBOR US + 1.00%), 5.68%, 05/20/34(a)(c)		437	435,005
Dryden 78 CLO Ltd.
Series 2020-78A, Class B, (3 mo. LIBOR US + 1.50%), 5.58%, 04/17/33(a)(c)		500	478,300
Series 2020-78A, Class D, (3 mo. LIBOR US + 3.00%), 7.08%, 04/17/33(a)(c)		250	228,392
Dryden 83 CLO Ltd.
Series 2020-83A, Class A, (3 mo. LIBOR US + 1.22%), 5.41%, 01/18/32(a)(c)		250	245,903
Series 2020-83A, Class E, (3 mo. LIBOR US + 5.55%), 9.74%, 01/18/32(a)(c)		350	301,304
Dryden Senior Loan Fund, Series 2021-87A, Class A1, (3 mo. LIBOR US + 1.10%), 5.78%, 05/20/34(a)(c)		2,330	2,273,069
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3 mo. LIBOR US + 0.90%), 4.98%, 04/15/29(a)(c)		1,054	1,041,929
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.20%), 5.81%, 08/15/30(a)(c)		9,046	8,973,040
Eaton Vance CLO Ltd.
Series 2014-1RA, Class A2, (3 mo. LIBOR US + 1.49%), 5.57%, 07/15/30(a)(c)		250	240,596
Series 2018-1A, Class C, (3 mo. LIBOR US + 2.20%), 6.28%, 10/15/30(a)(c)		3,550	3,343,470
Series 2019-1A, Class ER, (3 mo. LIBOR US + 6.50%), 10.58%, 04/15/31(a)(c)		1,500	1,335,139
EDvestinU Private Education Loan Issue No. 4 LLC, Series 2022-A, Class A, 5.25%, 11/25/40(a)		3,367	3,267,821
Elmwood CLO I Ltd., Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.45%), 5.69%, 10/20/33(a)(c)		250	247,471
Elmwood CLO II Ltd.
Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.15%), 5.39%, 04/20/34(a)(c)		3,750	3,655,116
Series 2019-2A, Class BR, (3 mo. LIBOR US + 1.65%), 5.89%, 04/20/34(a)(c)		500	479,174
Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 11.04%, 04/20/34(a)(c)		1,500	1,379,672
Elmwood CLO V Ltd.
Series 2020-2A, Class BR, (3 mo. LIBOR US + 1.65%), 5.89%, 10/20/34(a)(c)		2,880	2,784,563
Security		Par (000)	Value
Asset-Backed Securities (continued)
Elmwood CLO V Ltd.
Series 2020-2A, Class CR, (3 mo. LIBOR US + 2.00%), 6.24%, 10/20/34(a)(c)	USD	2,514	$ 2,344,616
Elmwood CLO X Ltd.
Series 2021-3A, Class A, (3 mo. LIBOR US + 1.04%), 5.28%, 10/20/34(a)(c)		7,250	7,107,044
Series 2021-3A, Class C, (3 mo. LIBOR US + 1.95%), 6.19%, 10/20/34(a)(c)		1,200	1,129,463
Elmwood CLO XII Ltd., Series 2021-5A, Class A, (3 mo. LIBOR US + 1.15%), 5.39%, 01/20/35(a)(c)		790	769,838
Euro-Galaxy III CLO BV
Series 2013-3A, Class CRRR, (3 mo. EURIBOR + 2.35%), 3.85%, 04/24/34(a)(c)	EUR	700	702,890
Series 2013-3A, Class DRRR, (3 mo. EURIBOR + 3.25%), 4.75%, 04/24/34(a)(c)		1,585	1,504,662
Fairstone Financial Issuance Trust I, Series 2020-1A, Class B, 3.74%, 10/20/39(a)	CAD	2,743	1,921,130
FBR Securitization Trust, Series 2005-5, Class M2, (1 mo. LIBOR US + 0.71%), 5.09%, 11/25/35(c)	USD	5,661	5,468,995
Fidelity Grand Harbour CLO DAC, Series 2021-1A, Class D, (3 mo. EURIBOR + 3.60%), 4.98%, 10/15/34(a)(c)	EUR	500	457,881
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M3, (1 mo. LIBOR US + 1.05%), 5.44%, 10/25/34(c)	USD	1,000	904,731
Series 2006-FF13, Class A1, (1 mo. LIBOR US + 0.24%), 4.63%, 10/25/36(c)		2,069	1,392,651
Series 2006-FF13, Class A2C, (1 mo. LIBOR US + 0.32%), 4.71%, 10/25/36(c)		1,213	819,712
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.28%), 4.67%, 12/25/36(c)		10,047	4,285,868
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.15%), 4.54%, 12/25/36(c)		10,342	9,359,940
Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.60%), 4.99%, 01/25/36(c)		2,792	2,536,908
FirstKey Homes Trust, Series 2020-SFR1, Class F1, 3.64%, 08/17/37(a)		2,690	2,423,332
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3 mo. CME Term SOFR + 1.21%), 5.08%, 04/17/31(a)(c)		1,230	1,213,593
Flatiron CLO 19 Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.00%), 7.64%, 11/16/34(a)(c)		250	234,203
Flatiron CLO 21 Ltd., Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.11%), 5.34%, 07/19/34(a)(c)		13,960	13,628,259
Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 01/15/42(a)		4,839	4,423,274
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.28%), 4.67%, 02/25/37(c)		2,133	1,638,056
FS Rialto Issuer Ltd.
Series 2021-FL3, Class A, (1 mo. LIBOR US + 1.25%), 5.58%, 11/16/36(a)(c)		4,032	3,825,154
Series 2022-FL4, Class A, (SOFR (30-day) + 1.90%), 5.71%, 01/19/39(a)(c)		20,481	19,951,294
Series 2022-FL5, Class A, (1 mo. CME Term SOFR + 2.30%), 6.63%, 06/19/37(a)(c)		6,915	6,795,287
Series 2022-FL6, Class A, (1 mo. CME Term SOFR + 2.58%), 6.91%, 08/17/37(a)(c)		10,459	10,328,112

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Galaxy XIX CLO Ltd., Series 2015-19A, Class A2RR, (3 mo. LIBOR US + 1.40%), 5.73%, 07/24/30(a)(c)	USD	249	$ 241,023
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, (3 mo. LIBOR US + 0.97%), 5.05%, 10/15/30(a)(c)		1,350	1,328,871
Galaxy XVIII CLO Ltd., Series 2018-28A, Class A1, (3 mo. LIBOR US + 1.10%), 5.18%, 07/15/31(a)(c)		1,220	1,198,893
Galaxy XXII CLO Ltd., Series 2016-22A, Class ARR, (3 mo. LIBOR US + 1.20%), 5.28%, 04/16/34(a)(c)		4,180	4,060,871
Generate CLO 2 Ltd., Series 2A, Class AR, (3 mo. LIBOR US + 1.15%), 5.48%, 01/22/31(a)(c)		250	246,920
Generate CLO 3 Ltd., Series 3A, Class BR, (3 mo. LIBOR US + 1.75%), 5.99%, 10/20/29(a)(c)		3,380	3,303,304
Generate CLO 4 Ltd.
Series 4A, Class A1R, (3 mo. LIBOR US + 1.09%), 5.33%, 04/20/32(a)(c)		8,250	8,134,836
Series 4A, Class BR, (3 mo. LIBOR US + 1.55%), 5.79%, 04/20/32(a)(c)		3,000	2,857,296
Generate CLO 6 Ltd., Series 6A, Class CR, (3 mo. LIBOR US + 2.45%), 6.78%, 01/22/35(a)(c)		570	534,418
Generate CLO 7 Ltd.
Series 7A, Class A1, (3 mo. LIBOR US + 1.37%), 5.70%, 01/22/33(a)(c)		250	244,681
Series 7A, Class C, (3 mo. LIBOR US + 2.75%), 7.08%, 01/22/33(a)(c)		500	474,366
Gilbert Park CLO Ltd.
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.19%), 5.27%, 10/15/30(a)(c)		500	495,073
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.60%), 5.68%, 10/15/30(a)(c)		250	242,366
Series 2017-1A, Class C, (3 mo. LIBOR US + 1.95%), 6.03%, 10/15/30(a)(c)		3,360	3,195,528
Series 2017-1A, Class D, (3 mo. LIBOR US + 2.95%), 7.03%, 10/15/30(a)(c)		2,652	2,476,381
GoldenTree Loan Management U.S. CLO 1 Ltd.
Series 2017-1A, Class A1R2, (3 mo. LIBOR US + 1.02%), 5.26%, 04/20/34(a)(c)		450	438,183
Series 2021-11A, Class A, (3 mo. LIBOR US + 1.13%), 5.37%, 10/20/34(a)(c)		5,520	5,341,931
Series 2021-11A, Class E, (3 mo. LIBOR US + 5.35%), 9.59%, 10/20/34(a)(c)		250	209,887
Series 2021-9A, Class E, (3 mo. LIBOR US + 4.75%), 8.99%, 01/20/33(a)(c)		250	206,201
GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class B1, (3 mo. LIBOR US + 1.55%), 5.79%, 04/20/30(a)(c)		500	486,278
GoldenTree Loan Opportunities IX Ltd.
Series 2014-9A, Class AR2, (3 mo. LIBOR US + 1.11%), 5.53%, 10/29/29(a)(c)		1,725	1,710,151
Series 2014-9A, Class BR2, (3 mo. LIBOR US + 1.60%), 6.02%, 10/29/29(a)(c)		1,000	976,897
GoldenTree Loan Opportunities X Ltd.
Series 2015-10A, Class AR, (3 mo. LIBOR US + 1.12%), 5.36%, 07/20/31(a)(c)		4,688	4,625,652
Series 2015-10A, Class DR, (3 mo. LIBOR US + 3.05%), 7.29%, 07/20/31(a)(c)		500	470,903
Security		Par (000)	Value
Asset-Backed Securities (continued)
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3 mo. LIBOR US + 1.07%), 5.26%, 01/18/31(a)(c)	USD	3,749	$ 3,704,259
Goldman Home Improvement Trust, Series 2022-GRN2, Class A, 6.80%, 10/25/52(a)		4,378	4,372,744
Golub Capital BDC 3 CLO 1 LLC, Series 2021-1A, Class C1, (3 mo. LIBOR US + 2.80%), 6.88%, 04/15/33(a)(c)		1,250	1,143,212
Golub Capital Partners CLO Ltd.
Series 2021-55A, Class A, (3 mo. LIBOR US + 1.20%), 5.44%, 07/20/34(a)(c)		430	417,689
Series 2021-58A, Class A1, (3 mo. LIBOR US + 1.18%), 5.54%, 01/25/35(a)(c)		1,640	1,600,485
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class A, 4.95%, 07/20/49(a)		5,284	4,890,586
Gracie Point International Funding
Series 2021-1A, Class B, (1 mo. LIBOR US + 1.40%), 5.52%, 11/01/23(a)(c)		710	707,576
Series 2021-1A, Class C, (1 mo. LIBOR US + 2.40%), 6.52%, 11/01/23(a)(c)		940	935,186
Series 2022-2A, Class A, (SOFR (30-day) + 2.75%), 6.80%, 07/01/24(a)(c)		9,317	9,318,369
Series 2022-2A, Class B, (SOFR (30-day) + 3.35%), 7.40%, 07/01/24(a)(c)		3,708	3,708,543
Series 2022-3A, Class A, (SOFR (30-day) + 3.25%), 7.30%, 11/01/24(a)(c)		5,550	5,554,535
Great Lakes CLO Ltd., Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.56%), 5.64%, 07/15/31(a)(c)		4,300	4,166,504
Great Lakes CLO V Ltd., Series 2021-5A, Class A, (3 mo. LIBOR US + 1.70%), 5.78%, 04/15/33(a)(c)		2,540	2,435,953
GreenPoint Manufactured Housing
Series 1999-5, Class M1B, 8.29%, 12/15/29(c)		436	433,306
Series 1999-5, Class M2, 9.23%, 12/15/29(c)		810	696,444
Greystone CRE Notes Ltd., Series 2021-FL3, Class A, (1 mo. LIBOR US + 1.02%), 5.34%, 07/15/39(a)(c)		1,368	1,322,387
Grippen Park CLO Ltd.
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.26%), 5.50%, 01/20/30(a)(c)		1,020	1,010,358
Series 2017-1A, Class D, (3 mo. LIBOR US + 3.30%), 7.54%, 01/20/30(a)(c)		250	231,506
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.70%), 5.09%, 12/25/35(c)		836	365,856
Series 2006-4, Class 1A1, 3.24%, 03/25/36(c)		1,672	1,192,622
Series 2006-5, Class 2A1, (1 mo. LIBOR US + 0.14%), 4.53%, 03/25/36(c)		12	4,232
Series 2007-2, Class AF3, 5.92%, 03/25/37(c)		460	93,724
GSAMP Trust
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.40%), 4.79%, 01/25/47(c)		768	391,414
Series 2007-HS1, Class M6, (1 mo. LIBOR US + 3.38%), 7.76%, 02/25/47(c)		1,300	1,209,330

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
GT Loan Financing I Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR US + 2.10%), 6.47%, 07/28/31(a)(c)	USD	250	$ 241,527
Gulf Stream Meridian 1 Ltd.
Series 2020-IA, Class A1, (3 mo. LIBOR US + 1.37%), 5.45%, 04/15/33(a)(c)		6,320	6,189,478
Series 2020-IA, Class B, (3 mo. LIBOR US + 2.00%), 6.08%, 04/15/33(a)(c)		250	240,959
Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A1, (3 mo. LIBOR US + 1.32%), 5.40%, 04/15/34(a)(c)		300	293,053
Gulf Stream Meridian 4 Ltd.
Series 2021-4A, Class A1, (3 mo. LIBOR US + 1.20%), 5.28%, 07/15/34(a)(c)		12,060	11,743,897
Series 2021-4A, Class A2, (3 mo. LIBOR US + 1.85%), 5.93%, 07/15/34(a)(c)		1,750	1,684,509
Series 2021-4A, Class D, (3 mo. LIBOR US + 6.35%), 10.43%, 07/15/34(a)(c)		750	659,703
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class A2, (3 mo. LIBOR US + 1.80%), 5.88%, 07/15/34(a)(c)		470	453,981
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class A1, (3 mo. CME Term SOFR + 1.36%), 5.22%, 07/15/35(a)(c)		1,950	1,882,190
Harbor Park CLO Ltd., Series 2018-1A, Class E, (3 mo. LIBOR US + 5.60%), 9.84%, 01/20/31(a)(c)		500	429,262
Henley CLO IV DAC
Series 4A, Class D, (3 mo. EURIBOR + 3.00%), 4.54%, 04/25/34(a)(c)	EUR	750	685,896
Series 4X, Class B1, (3 mo. EURIBOR + 1.35%), 2.89%, 04/25/34(c)(e)		540	529,665
Highbridge Loan Management Ltd.
Series 12A-18, Class A1B, (3 mo. LIBOR US + 1.25%), 5.44%, 07/18/31(a)(c)	USD	750	722,137
Series 3A-2014, Class A1R, (3 mo. LIBOR US + 1.18%), 5.37%, 07/18/29(a)(c)		3,032	3,007,497
Series 7A-2015, Class BR, (3 mo. LIBOR US + 1.18%), 5.79%, 03/15/27(a)(c)		750	736,249
Hipgnosis Music Assets LP, Series 2022-1, Class A, 5.00%, 05/16/62(a)		7,212	6,635,398
Home Equity Asset Trust
Series 2006-3, Class M2, (1 mo. LIBOR US + 0.60%), 4.99%, 07/25/36(c)		2,440	2,157,707
Series 2007-1, Class 2A3, (1 mo. LIBOR US + 0.30%), 4.69%, 05/25/37(c)		1,919	1,408,737
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-A, Class M2, (1 mo. LIBOR US + 2.03%), 3.61%, 07/25/34(c)		334	319,489
Series 2007-A, Class 2A2, (1 mo. LIBOR US + 0.19%), 4.58%, 04/25/37(c)		1,556	1,017,175
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(b)		1,735	207,027
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		8,832	7,219,944
HPS Loan Management Ltd.
Series 10A-16, Class A1RR, (3 mo. LIBOR US + 1.14%), 5.38%, 04/20/34(a)(c)		5,620	5,494,587
Series 6A-2015, Class A1R, (3 mo. LIBOR US + 1.00%), 5.53%, 02/05/31(a)(c)		11,313	11,184,914
Security		Par (000)	Value
Asset-Backed Securities (continued)
HPS Loan Management Ltd.
Series 9A-2016, Class A1BR, (3 mo. LIBOR US + 1.40%), 5.63%, 07/19/30(a)(c)	USD	300	$ 290,524
ICG U.S. CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 1.14%), 5.37%, 10/19/28(a)(c)		3,665	3,615,603
Invesco Euro CLO V DAC, Series 5X, Class D, (3 mo. EURIBOR + 3.80%), 5.18%, 01/15/34(c)(e)	EUR	350	333,927
Jamestown CLO XVI Ltd., Series 2021-16A, Class B, (3 mo. LIBOR US + 1.80%), 6.16%, 07/25/34(a)(c)	USD	250	239,459
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, (1 mo. LIBOR US + 0.41%), 4.79%, 05/25/36(c)		862	829,929
Kapitus Asset Securitization LLC, Series 2022-1A, Class A, 3.38%, 07/10/28(a)		7,928	7,352,927
KKR CLO 10 Ltd., Series 10, Class BR, (3 mo. LIBOR US + 1.70%), 6.47%, 09/15/29(a)(c)		360	352,612
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.07%), 5.31%, 01/20/31(a)(c)		8,120	8,017,505
LCM 29 Ltd., Series 29A, Class AR, (3 mo. LIBOR US + 1.07%), 5.15%, 04/15/31(a)(c)		850	834,907
LCM XIV LP, Series 14A, Class AR, (3 mo. LIBOR US + 1.04%), 5.28%, 07/20/31(a)(c)		500	492,369
LCM XVII LP, Series 17A, Class A1AR, (3 mo. LIBOR US + 1.13%), 5.21%, 10/15/31(a)(c)		350	342,549
LCM XX LP
Series 20A, Class AR, (3 mo. LIBOR US + 1.04%), 5.28%, 10/20/27(a)(c)		1,062	1,054,308
Series 20A, Class BR, (3 mo. LIBOR US + 1.55%), 5.79%, 10/20/27(a)(c)		610	602,001
LCM XXI LP
Series 21A, Class AR, (3 mo. LIBOR US + 0.88%), 5.12%, 04/20/28(a)(c)		809	800,638
Series 21A, Class BR, (3 mo. LIBOR US + 1.40%), 5.64%, 04/20/28(a)(c)		250	246,959
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(c)		4,335	4,038,083
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)(d)		1,918	236,836
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(c)		2,128	1,617,938
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40(c)		2,227	2,205,709
Series 2002-A, Class C, 0.00%, 06/15/33		230	205,317
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.09%), 4.48%, 06/25/37(a)(c)		320	224,275
LendingPoint Pass-Through Trust
Series 2022-ST1, Class A, 2.50%, 03/15/28(a)		672	633,140
Series 2022-ST2, Class A, 3.25%, 04/15/28(a)		994	949,909
Lendmark Funding Trust
Series 2021-2A, Class C, 3.09%, 04/20/32(a)		1,000	758,105
Series 2021-2A, Class D, 4.46%, 04/20/32(a)		730	534,137
Series 2022-1A, Class A, 5.12%, 07/20/32(a)		8,420	8,136,006

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
LoanCore Issuer Ltd., Series 2022-CRE7, Class A, (SOFR (30-day) + 1.55%), 5.36%, 01/17/37(a)(c)	USD	2,712	$ 2,625,262
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		5,355	4,437,649
Series 2021-1GS, Class A, 2.29%, 01/20/48(a)		5,254	3,995,805
Logan CLO I Ltd., Series 2021-1A, Class A, (3 mo. LIBOR US + 1.16%), 5.40%, 07/20/34(a)(c)		4,510	4,409,721
Long Beach Mortgage Loan Trust
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.30%), 4.69%, 06/25/36(c)		3,114	1,523,660
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.32%), 4.71%, 08/25/36(c)		8,423	3,532,257
Long Point Park CLO Ltd., Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.38%), 5.45%, 01/17/30(a)(c)		430	415,973
Longfellow Place CLO Ltd., Series 2013-1A, Class BR3, (3 mo. LIBOR US + 1.75%), 5.83%, 04/15/29(a)(c)		500	494,291
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.25%), 7.64%, 03/25/32(c)		326	326,386
Madison Park Euro Funding XIV DAC, Series 14A, Class DR, (3 mo. EURIBOR + 3.60%), 4.98%, 07/15/32(a)(c)	EUR	750	720,898
Madison Park Euro Funding XVI DAC, Series 16A, Class D, (3 mo. EURIBOR + 3.20%), 4.58%, 05/25/34(a)(c)		1,000	923,595
Madison Park Funding XI Ltd., Series 2013-11A, Class AR2, (3 mo. LIBOR US + 0.90%), 5.23%, 07/23/29(a)(c)	USD	5,197	5,128,187
Madison Park Funding XIII Ltd.
Series 2014-13A, Class AR2, (3 mo. LIBOR US + 0.95%), 5.18%, 04/19/30(a)(c)		7,342	7,261,557
Series 2014-13A, Class BR2, (3 mo. LIBOR US + 1.50%), 5.73%, 04/19/30(a)(c)		5,140	5,034,606
Madison Park Funding XIX Ltd.
Series 2015-19A, Class A1R2, (3 mo. LIBOR US + 0.92%), 5.25%, 01/22/28(a)(c)		7,065	6,993,243
Series 2015-19A, Class A2R2, (3 mo. LIBOR US + 1.50%), 5.83%, 01/22/28(a)(c)		1,000	978,899
Madison Park Funding XLI Ltd.
Series 12A, Class AR, (3 mo. LIBOR US + 0.83%), 5.16%, 04/22/27(a)(c)		1,355	1,337,790
Series 12A, Class CR, (3 mo. LIBOR US + 1.65%), 5.98%, 04/22/27(a)(c)		2,381	2,294,704
Madison Park Funding XLIX Ltd., Series 2021-49A, Class E, (3 mo. LIBOR US + 6.25%), 10.48%, 10/19/34(a)(c)		250	223,538
Madison Park Funding XLV Ltd., Series 2020-45A, Class AR, (3 mo. LIBOR US + 1.12%), 5.20%, 07/15/34(a)(c)		4,660	4,554,559
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3 mo. LIBOR US + 0.94%), 5.22%, 10/21/30(a)(c)		14,970	14,761,615
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, (3 mo. LIBOR US + 1.26%), 5.34%, 01/15/33(a)(c)		3,000	2,922,043
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class AR, (3 mo. LIBOR US + 0.97%), 5.33%, 07/27/31(a)(c)	USD	750	$ 740,940
Series 2017-23A, Class BR, (3 mo. LIBOR US + 1.55%), 5.91%, 07/27/31(a)(c)		500	486,735
Series 2017-23A, Class CR, (3 mo. LIBOR US + 2.00%), 6.36%, 07/27/31(a)(c)		900	858,135
Madison Park Funding XXIV Ltd., Series 2016-24A, Class BR, (3 mo. CME Term SOFR + 2.01%), 5.98%, 10/20/29(a)(c)		510	498,065
Madison Park Funding XXV Ltd., Series 2017-25A, Class A2R, (3 mo. LIBOR US + 1.65%), 6.01%, 04/25/29(a)(c)		1,430	1,388,120
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.20%), 5.62%, 07/29/30(a)(c)		11,375	11,297,864
Madison Park Funding XXVII Ltd., Series 2018-27A, Class A1A, (3 mo. LIBOR US + 1.03%), 5.27%, 04/20/30(a)(c)		500	494,215
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, (3 mo. LIBOR US + 1.70%), 6.03%, 01/23/31(a)(c)		500	485,002
Madison Park Funding XXXIII Ltd.
Series 2019-33A, Class AR, (3 mo. CME Term SOFR + 1.29%), 5.15%, 10/15/32(a)(c)		1,560	1,529,914
Series 2019-33A, Class BR, (3 mo. CME Term SOFR + 1.80%), 5.66%, 10/15/32(a)(c)		1,510	1,454,268
Madison Park Funding XXXIV Ltd.
Series 2019-34A, Class AR, (3 mo. LIBOR US + 1.12%), 5.48%, 04/25/32(a)(c)		250	245,887
Series 2019-34A, Class DR, (3 mo. LIBOR US + 3.35%), 7.71%, 04/25/32(a)(c)		250	238,349
Madison Park Funding XXXV Ltd., Series 2019-35A, Class A1R, (3 mo. LIBOR US + 0.99%), 5.23%, 04/20/32(a)(c)		3,220	3,162,252
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR, (3 mo. LIBOR US + 1.07%), 5.15%, 07/15/33(a)(c)		2,110	2,078,195
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3 mo. LIBOR US + 1.12%), 5.20%, 07/17/34(a)(c)		5,010	4,875,544
Man GLG Euro CLO, Series 6A, Class DR, (3 mo. EURIBOR + 3.50%), 4.88%, 10/15/32(a)(c)	EUR	1,680	1,611,066
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.18%), 5.37%, 12/18/30(a)(c)	USD	2,000	1,960,308
Marble Point CLO XXII Ltd., Series 2021-2A, Class B, (3 mo. LIBOR US + 1.85%), 6.21%, 07/25/34(a)(c)		250	236,690
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3 mo. LIBOR US + 3.65%), 7.98%, 01/22/35(a)(c)		250	227,808
Mariner CLO LLC
Series 2016-3A, Class AR2, (3 mo. LIBOR US + 0.99%), 5.32%, 07/23/29(a)(c)		1,362	1,345,036
Series 2016-3A, Class BR2, (3 mo. LIBOR US + 1.50%), 5.83%, 07/23/29(a)(c)		1,978	1,935,011
Series 2016-3A, Class CR2, (3 mo. LIBOR US + 2.05%), 6.38%, 07/23/29(a)(c)		5,162	4,932,006

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Mariner CLO LLC
Series 2016-3A, Class DR2, (3 mo. LIBOR US + 2.90%), 7.23%, 07/23/29(a)(c)	USD	500	$ 437,740
Mariner Finance Issuance Trust
Series 2019-AA, Class B, 3.51%, 07/20/32(a)		2,420	2,296,610
Series 2019-AA, Class C, 4.01%, 07/20/32(a)		2,150	1,990,645
Series 2020-AA, Class B, 3.21%, 08/21/34(a)		1,630	1,473,526
Series 2020-AA, Class C, 4.10%, 08/21/34(a)		1,536	1,372,010
Series 2020-AA, Class D, 5.75%, 08/21/34(a)		2,030	1,741,554
Series 2021-BA, Class D, 3.42%, 11/20/36(a)		570	446,212
Series 2021-BA, Class E, 4.68%, 11/20/36(a)		1,265	885,809
Series 2022-AA, Class A, 6.45%, 10/20/37(a)		8,146	8,088,389
MASTR Asset-Backed Securities Trust
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.52%), 4.91%, 06/25/36(a)(c)		1,103	988,399
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.28%), 4.67%, 05/25/37(c)		1,318	1,003,544
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.26%), 4.65%, 06/25/46(a)(c)		278	261,416
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.50%, 09/21/26(a)		21,272	20,223,682
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.48%), 4.87%, 05/25/37(c)		1,519	1,142,364
Merrill Lynch Mortgage Investors Trust
Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.26%), 4.65%, 08/25/37(c)		392	295,529
Series 2006-RM3, Class A2B, (1 mo. LIBOR US + 0.18%), 4.57%, 06/25/37(c)		858	181,376
MF1 LLC
Series 2022-FL10, Class A, (1 mo. CME Term SOFR + 2.64%), 6.96%, 09/17/37(a)(c)		3,390	3,372,926
Series 2022-FL9, Class A, (1 mo. CME Term SOFR + 2.15%), 6.47%, 06/19/37(a)(c)		4,653	4,581,395
MF1 Ltd., Series 2021-FL7, Class A, (1 mo. LIBOR US + 1.08%), 5.42%, 10/16/36(a)(c)		850	813,329
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3 mo. LIBOR US + 0.97%), 5.25%, 04/21/31(a)(c)		1,987	1,949,745
Mill City Solar Loan Ltd., Series 2019-2GS, Class A, 3.69%, 07/20/43(a)(d)		4,725	4,074,073
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE1, Class A2MZ, (1 mo. LIBOR US + 0.60%), 4.99%, 12/25/34(c)		820	710,672
Series 2005-HE5, Class M4, (1 mo. LIBOR US + 0.87%), 5.26%, 09/25/35(c)		2,742	2,237,484
Series 2007-SEA1, Class 2A1, (1 mo. LIBOR US + 1.90%), 6.29%, 02/25/47(a)(c)		645	601,470
Morgan Stanley Home Equity Loan Trust, Series 2006-3, Class A3, (1 mo. LIBOR US + 0.32%), 4.71%, 04/25/36(c)		1,490	1,054,502
Morgan Stanley Mortgage Loan Trust, Series 2006-16AX, Class 1A, (1 mo. LIBOR US + 0.34%), 4.73%, 11/25/36(c)		3,720	736,130
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		1,729	1,565,096
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		577	495,379
Series 2020-1A, Class A, 2.10%, 04/20/46(a)		871	733,641
Series 2022-2A, Class A, 4.38%, 01/21/53(a)		2,000	1,878,838
Security		Par (000)	Value
Asset-Backed Securities (continued)
Mosaic Solar Loan Trust
Series 2022-3A, Class A, 6.16%, 06/20/53(a)	USD	1,664	$ 1,659,375
MP CLO III Ltd., Series 2013-1A, Class AR, (3 mo. LIBOR US + 1.25%), 5.49%, 10/20/30(a)(c)		2,820	2,770,274
MP CLO VII Ltd., Series 2015-1A, Class BRR, (3 mo. LIBOR US + 1.60%), 5.79%, 10/18/28(a)(c)		750	723,423
MP CLO VIII Ltd., Series 2015-2A, Class ARR, (3 mo. LIBOR US + 1.20%), 5.57%, 04/28/34(a)(c)		5,910	5,680,323
Myers Park CLO Ltd.
Series 2018-1A, Class B1, (3 mo. LIBOR US + 1.60%), 5.84%, 10/20/30(a)(c)		250	241,504
Series 2018-1A, Class C, (3 mo. LIBOR US + 2.05%), 6.29%, 10/20/30(a)(c)		250	238,245
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1 mo. LIBOR US + 0.41%), 4.80%, 04/25/37(c)		3,320	2,982,518
Navient Private Education Loan Trust
Series 2014-AA, Class B, 3.50%, 08/15/44(a)		6,000	5,335,684
Series 2020-A, Class A2B, (1 mo. LIBOR US + 0.90%), 5.22%, 11/15/68(a)(c)		1,841	1,806,626
Navient Private Education Refi Loan Trust
Series 2020-FA, Class B, 2.69%, 07/15/69(a)		2,590	2,073,210
Series 2021-DA, Class B, 2.61%, 04/15/60(a)		1,700	1,503,593
Series 2021-DA, Class C, 3.48%, 04/15/60(a)		4,380	3,670,466
Series 2021-DA, Class D, 4.00%, 04/15/60(a)		1,400	1,185,453
Nelnet Student Loan Trust
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		22,590	17,956,161
Series 2021-A, Class C, 3.75%, 04/20/62(a)		1,706	1,360,725
Series 2021-A, Class D, 4.93%, 04/20/62(a)		2,323	1,896,717
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		13,069	10,382,279
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		836	667,155
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		1,499	1,170,866
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		12,397	9,651,826
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		650	502,176
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		990	778,963
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		6,556	5,223,673
Series 2021-DA, Class C, 3.50%, 04/20/62(a)		1,070	834,281
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		331	248,111
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class AR2, (3 mo. LIBOR US + 1.03%), 5.40%, 01/28/30(a)(c)		975	962,234
Neuberger Berman CLO XVII Ltd.
Series 2014-17A, Class BR2, (3 mo. LIBOR US + 1.50%), 5.83%, 04/22/29(a)(c)		1,500	1,456,784
Series 2014-17A, Class CR2, (3 mo. LIBOR US + 2.00%), 6.33%, 04/22/29(a)(c)		1,900	1,809,161
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class AR, (3 mo. LIBOR US + 1.04%), 5.12%, 04/15/34(a)(c)		2,690	2,621,091
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class ARR, (3 mo. LIBOR US + 1.16%), 5.24%, 07/15/34(a)(c)		1,000	973,233
Series 2015-20A, Class BRR, (3 mo. LIBOR US + 1.65%), 5.73%, 07/15/34(a)(c)		750	715,853
Neuberger Berman CLO XXII Ltd.
Series 2016-22A, Class BR, (3 mo. LIBOR US + 1.65%), 5.73%, 10/17/30(a)(c)		250	242,578
Series 2016-22A, Class CR, (3 mo. LIBOR US + 2.20%), 6.28%, 10/17/30(a)(c)		250	238,104

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class BR, (3 mo. LIBOR US + 1.35%), 5.54%, 10/18/29(a)(c)	USD	250	$ 241,505
Neuberger Berman Loan Advisers CLO 26 Ltd.
Series 2017-26A, Class AR, (3 mo. LIBOR US + 0.92%), 5.11%, 10/18/30(a)(c)		6,750	6,638,206
Series 2017-26A, Class BR, (3 mo. LIBOR US + 1.40%), 5.59%, 10/18/30(a)(c)		250	242,180
Neuberger Berman Loan Advisers CLO 29 Ltd.
Series 2018-29A, Class A1, (3 mo. LIBOR US + 1.13%), 5.36%, 10/19/31(a)(c)		500	494,043
Series 2018-29A, Class B1, (3 mo. LIBOR US + 1.70%), 5.93%, 10/19/31(a)(c)		250	242,589
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class BR, (3 mo. CME Term SOFR + 1.75%), 5.71%, 01/20/35(a)(c)		500	480,433
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class BR, (3 mo. LIBOR US + 1.45%), 5.69%, 07/20/31(a)(c)		1,000	970,615
Neuberger Berman Loan Advisers CLO 39 Ltd., Series 2020-39A, Class E, (3 mo. LIBOR US + 7.20%), 11.44%, 01/20/32(a)(c)		250	230,446
Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class A, (3 mo. LIBOR US + 1.10%), 5.18%, 07/16/35(a)(c)		3,940	3,832,213
New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1 mo. LIBOR US + 0.68%), 5.06%, 12/25/35(c)		2,172	1,647,854
Newark BSL CLO 1 Ltd., Series 2016-1A, Class A1R, (3 mo. LIBOR US + 1.10%), 5.46%, 12/21/29(a)(c)		240	237,463
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.40%), 4.79%, 10/25/36(a)(c)		77	85,847
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5A, Class BR, (3 mo. EURIBOR + 1.90%), 3.36%, 01/21/35(a)(c)	EUR	400	401,119
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(c)	USD	536	260,161
Series 2001-D, Class A4, 6.93%, 09/15/31(c)		341	194,766
Series 2002-B, Class M1, 7.62%, 06/15/32(c)		4,552	4,405,812
Ocean Trails CLO X, Series 2020-10A, Class BR, (3 mo. LIBOR US + 1.80%), 5.88%, 10/15/34(a)(c)		250	238,853
OCP CLO Ltd.
Series 2013-4A, Class A2RR, (3 mo. LIBOR US + 1.45%), 5.78%, 04/24/29(a)(c)		2,500	2,450,235
Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.90%), 6.23%, 04/24/29(a)(c)		4,618	4,470,456
Series 2013-4A, Class CRR, (3 mo. LIBOR US + 3.00%), 7.33%, 04/24/29(a)(c)		3,000	2,858,732
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.08%), 5.41%, 04/26/31(a)(c)		660	651,276
Series 2014-5A, Class A2R, (3 mo. LIBOR US + 1.40%), 5.73%, 04/26/31(a)(c)		1,070	1,025,471
Series 2014-7A, Class A1RR, (3 mo. LIBOR US + 1.12%), 5.36%, 07/20/29(a)(c)		422	417,776
Series 2014-7A, Class A2RR, (3 mo. LIBOR US + 1.65%), 5.89%, 07/20/29(a)(c)		1,250	1,219,090
Security		Par (000)	Value
Asset-Backed Securities (continued)
OCP CLO Ltd.
Series 2015-9A, Class BR2, (3 mo. CME Term SOFR + 1.75%), 5.61%, 01/15/33(a)(c)	USD	250	$ 239,990
Series 2017-14A, Class B, (3 mo. LIBOR US + 1.95%), 6.63%, 11/20/30(a)(c)		500	474,944
Series 2019-16A, Class AR, (3 mo. LIBOR US + 1.00%), 4.91%, 04/10/33(a)(c)		1,480	1,451,162
Series 2020-18A, Class AR, (3 mo. LIBOR US + 1.09%), 5.33%, 07/20/32(a)(c)		2,080	2,035,381
Series 2020-19A, Class BR, (3 mo. LIBOR US + 1.70%), 5.94%, 10/20/34(a)(c)		500	477,227
Series 2021-22A, Class A, (3 mo. LIBOR US + 1.18%), 5.42%, 12/02/34(a)(c)		2,010	1,934,273
OCP Euro CLO DAC
Series 2017-2X, Class B, (3 mo. EURIBOR + 1.35%), 2.73%, 01/15/32(c)(e)	EUR	1,130	1,150,198
Series 2019-3A, Class CR, (3 mo. EURIBOR + 2.30%), 3.76%, 04/20/33(a)(c)		250	246,287
Series 2019-3A, Class DR, (3 mo. EURIBOR + 3.30%), 4.76%, 04/20/33(a)(c)		250	237,351
Octagon 54 Ltd., Series 2021-1A, Class D, (3 mo. LIBOR US + 3.05%), 7.13%, 07/15/34(a)(c)	USD	1,000	925,237
Octagon 56 Ltd., Series 2021-1A, Class B, (3 mo. LIBOR US + 1.65%), 5.73%, 10/15/34(a)(c)		250	237,971
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.96%), 5.04%, 04/16/31(a)(c)		7,300	7,199,492
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.19%), 5.43%, 01/20/31(a)(c)		500	493,932
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 0.97%), 5.05%, 04/15/31(a)(c)		250	246,258
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.58%), 5.94%, 07/25/30(a)(c)		750	721,655
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class B, (3 mo. LIBOR US + 1.65%), 5.89%, 10/20/30(a)(c)		350	337,439
Octagon Investment Partners 43 Ltd., Series 2019-1A, Class A2, (3 mo. LIBOR US + 1.65%), 6.01%, 10/25/32(a)(c)		250	240,664
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, (3 mo. LIBOR US + 1.65%), 5.73%, 07/15/36(a)(c)		3,290	3,131,579
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.35%), 5.58%, 07/19/30(a)(c)		1,430	1,391,022
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.02%), 5.10%, 07/17/30(a)(c)		3,580	3,521,435
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.00%), 5.36%, 01/25/31(a)(c)		8,490	8,365,818
Octagon Loan Funding Ltd., Series 2014-1A, Class BRR, (3 mo. LIBOR US + 1.70%), 6.37%, 11/18/31(a)(c)		250	240,903

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OHA Credit Funding 2 Ltd., Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.15%), 5.43%, 04/21/34(a)(c)	USD	14,440	$ 14,101,977
OHA Credit Funding 3 Ltd.
Series 2019-3A, Class AR, (3 mo. LIBOR US + 1.14%), 5.38%, 07/02/35(a)(c)		3,475	3,391,682
Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.65%), 5.89%, 07/02/35(a)(c)		2,989	2,859,369
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR, (3 mo. LIBOR US + 1.15%), 5.48%, 10/22/36(a)(c)		1,000	966,827
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR, (3 mo. LIBOR US + 1.14%), 5.38%, 07/20/34(a)(c)		850	820,570
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.04%), 5.73%, 05/23/31(a)(c)		6,219	6,122,231
Series 2015-1A, Class AR3, (3 mo. LIBOR US + 1.15%), 5.38%, 01/19/37(a)(c)		5,400	5,260,382
Series 2016-1A, Class B1R, (3 mo. LIBOR US + 1.60%), 5.84%, 01/20/33(a)(c)		250	238,694
OneMain Financial Issuance Trust
Series 2019-2A, Class A, 3.14%, 10/14/36(a)		15,811	14,109,466
Series 2020-1A, Class A, 3.84%, 05/14/32(a)		5,550	5,509,133
Series 2020-2A, Class C, 2.76%, 09/14/35(a)		2,620	2,185,493
Series 2020-2A, Class D, 3.45%, 09/14/35(a)		6,620	5,489,863
Series 2021-1A, Class A2, (SOFR (30-day) + 0.76%), 4.57%, 06/16/36(a)(c)		1,958	1,870,818
Series 2022-2A, Class A, 4.89%, 10/14/34(a)		9,051	8,835,367
Series 2022-2A, Class B, 5.24%, 10/14/34(a)		7,855	7,617,836
Series 2022-3A, Class A, 5.94%, 05/15/34(a)		16,896	16,821,048
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 05/08/31(a)		1,070	924,234
Series 2021-B, Class C, 3.65%, 05/08/31(a)		510	428,167
Series 2021-B, Class D, 5.41%, 05/08/31(a)		910	734,872
Series 2021-C, Class A, 2.18%, 10/08/31(a)		15,195	13,292,787
Series 2021-C, Class B, 2.67%, 10/08/31(a)		7,070	6,136,783
Series 2021-C, Class C, 3.61%, 10/08/31(a)		2,276	1,928,526
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1 mo. LIBOR US + 0.74%), 5.12%, 11/25/35(c)		4,030	3,347,468
Series 2007-CP1, Class 2A3, (1 mo. LIBOR US + 0.21%), 4.60%, 03/25/37(c)		2,360	1,824,845
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(b)		1,956	1,578,589
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(b)		4,907	4,098,486
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(b)		2,494	2,164,842
Origen Manufactured Housing Contract Trust
Series 2001-A, Class M1, 7.82%, 03/15/32(c)		1,051	948,137
Series 2007-B, Class A1, (1 mo. LIBOR US + 1.20%), 5.52%, 10/15/37(a)(c)		737	719,466
Owl Rock CLO VI Ltd., Series 2021-6A, Class A, (3 mo. LIBOR US + 1.45%), 6.20%, 06/21/32(a)(c)		1,000	969,505
Ownit Mortgage Loan Trust Series, Series 2006-2, Class A2C, 6.50%, 01/25/37(b)		1,733	1,429,885
OZLM Funding IV Ltd.
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.25%), 5.58%, 10/22/30(a)(c)		13,280	13,088,338
Security		Par (000)	Value
Asset-Backed Securities (continued)
OZLM Funding IV Ltd.
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.70%), 6.03%, 10/22/30(a)(c)	USD	2,120	$ 2,064,840
OZLM VIII Ltd., Series 2014-8A, Class BR3, (3 mo. LIBOR US + 2.10%), 6.18%, 10/17/29(a)(c)		1,160	1,108,704
OZLM XVIII Ltd., Series 2018-18A, Class A, (3 mo. LIBOR US + 1.02%), 5.10%, 04/15/31(a)(c)		3,120	3,044,206
OZLM XX Ltd., Series 2018-20A, Class A2, (3 mo. LIBOR US + 1.65%), 5.89%, 04/20/31(a)(c)		850	805,811
OZLM XXI Ltd., Series 2017-21A, Class B, (3 mo. LIBOR US + 1.90%), 6.14%, 01/20/31(a)(c)		930	869,382
OZLM XXII Ltd., Series 2018-22A, Class A1, (3 mo. LIBOR US + 1.07%), 5.15%, 01/17/31(a)(c)		999	979,154
OZLM XXIV Ltd., Series 2019-24A, Class A2AR, (3 mo. LIBOR US + 1.70%), 5.94%, 07/20/32(a)(c)		750	708,561
Palmer Square CLO Ltd.
Series 2013-2A, Class A1A3, (3 mo. LIBOR US + 1.00%), 5.23%, 10/17/31(a)(c)		3,390	3,323,176
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.13%), 5.21%, 01/17/31(a)(c)		4,548	4,502,183
Series 2015-1A, Class A2R4, (3 mo. LIBOR US + 1.70%), 6.38%, 05/21/34(a)(c)		1,250	1,190,700
Series 2015-2A, Class A2R2, (3 mo. LIBOR US + 1.55%), 5.79%, 07/20/30(a)(c)		2,500	2,424,854
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 6.99%, 07/20/30(a)(c)		1,000	921,039
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 5.22%, 04/18/31(a)(c)		4,860	4,779,267
Series 2018-2A, Class A1A, (3 mo. LIBOR US + 1.10%), 5.18%, 07/16/31(a)(c)		4,820	4,755,934
Series 2018-2A, Class A1B, (3 mo. LIBOR US + 1.35%), 5.43%, 07/16/31(a)(c)		250	240,665
Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.65%), 5.73%, 07/16/31(a)(c)		1,500	1,453,092
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.60%), 9.68%, 07/16/31(a)(c)		250	223,942
Series 2020-3A, Class A1AR, (3 mo. LIBOR US + 1.08%), 5.69%, 11/15/31(a)(c)		1,020	1,001,068
Series 2021-1A, Class A2, (3 mo. LIBOR US + 1.40%), 5.64%, 04/20/34(a)(c)		250	239,121
Series 2021-3A, Class A1, (3 mo. LIBOR US + 1.15%), 5.23%, 01/15/35(a)(c)		360	348,624
Palmer Square Loan Funding Ltd.
Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.35%), 6.03%, 02/20/28(a)(c)		4,860	4,721,765
Series 2020-1A, Class C, (3 mo. LIBOR US + 2.50%), 7.18%, 02/20/28(a)(c)		375	366,074
Series 2020-1A, Class D, (3 mo. LIBOR US + 4.85%), 9.53%, 02/20/28(a)(c)		400	382,544
Series 2020-4A, Class A2, (3 mo. LIBOR US + 1.60%), 6.36%, 11/25/28(a)(c)		2,640	2,587,025
Series 2020-4A, Class C, (3 mo. LIBOR US + 3.60%), 8.36%, 11/25/28(a)(c)		500	476,326
Series 2021-1A, Class D, (3 mo. LIBOR US + 6.00%), 10.24%, 04/20/29(a)(c)		500	452,956

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd.
Series 2021-2A, Class A2, (3 mo. LIBOR US + 1.25%), 5.93%, 05/20/29(a)(c)	USD	1,430	$ 1,377,034
Series 2021-2A, Class D, (3 mo. LIBOR US + 5.00%), 9.68%, 05/20/29(a)(c)		500	440,112
Series 2021-4A, Class C, (3 mo. LIBOR US + 2.60%), 6.68%, 10/15/29(a)(c)		250	225,750
Series 2021-4A, Class D, (3 mo. LIBOR US + 5.00%), 9.08%, 10/15/29(a)(c)		1,480	1,281,575
Series 2022-2A, Class A2, (3 mo. CME Term SOFR + 1.90%), 5.76%, 10/15/30(a)(c)		1,810	1,761,996
Series 2022-2A, Class B, (3 mo. CME Term SOFR + 2.20%), 6.06%, 10/15/30(a)(c)		390	372,076
Series 2022-2A, Class C, (3 mo. CME Term SOFR + 3.10%), 6.96%, 10/15/30(a)(c)		250	234,075
Parallel Ltd., Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.75%), 5.99%, 07/20/27(a)(c)		1,150	1,129,528
Park Avenue Institutional Advisers CLO Ltd.
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 1.24%), 5.89%, 02/14/34(a)(c)		6,400	6,212,436
Series 2017-1A, Class A2R, (3 mo. LIBOR US + 1.55%), 6.20%, 02/14/34(a)(c)		4,450	4,218,983
Series 2019-1A, Class A1, (3 mo. LIBOR US + 1.48%), 6.09%, 05/15/32(a)(c)		500	491,956
Series 2019-1A, Class A2A, (3 mo. LIBOR US + 2.00%), 6.61%, 05/15/32(a)(c)		500	482,130
Series 2021-1A, Class D, (3 mo. LIBOR US + 7.30%), 11.54%, 01/20/34(a)(c)		250	223,471
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.40%), 7.48%, 07/15/34(a)(c)		250	221,234
Penta CLO
Series 2022-11A, Class B, (3 mo. EURIBOR + 2.45%), 2.45%, 11/15/34(a)(c)	EUR	2,720	2,802,545
Series 2022-11A, Class D, (3 mo. EURIBOR + 4.80%), 4.80%, 11/15/34(a)(c)		2,110	2,068,975
Pikes Peak CLO 1, Series 2018-1A, Class A, (3 mo. LIBOR US + 1.18%), 5.51%, 07/24/31(a)(c)	USD	975	963,160
Pikes Peak CLO 11, Series 2022-11A, Class A1, (3 mo. CME Term SOFR + 1.95%), 4.13%, 07/25/34(a)(c)		5,269	5,143,273
Pikes Peak CLO 8, Series 2021-8A, Class A, (3 mo. LIBOR US + 1.17%), 5.41%, 07/20/34(a)(c)		7,000	6,730,664
Post CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.95%), 7.03%, 04/16/31(a)(c)		500	463,706
PPM CLO 2 Ltd.
Series 2019-2A, Class BR, (3 mo. LIBOR US + 1.75%), 5.98%, 04/16/32(a)(c)		500	480,019
Series 2019-2A, Class DR, (3 mo. LIBOR US + 3.40%), 7.63%, 04/16/32(a)(c)		250	229,033
PRET LLC, Series 2021-RN4, Class A1, 2.49%, 10/25/51(a)(c)		6,006	5,251,316
Prima Capital CRE Securitization Ltd.
Series 2015-4A, Class C, 4.00%, 08/24/49(a)		1,479	1,429,666
Series 2016-6A, Class C, 4.00%, 08/24/40(a)		7,170	6,339,677
Prodigy Finance DAC
Series 2021-1A, Class A, (1 mo. LIBOR US + 1.25%), 5.64%, 07/25/51(a)(c)		3,938	3,805,077
Series 2021-1A, Class B, (1 mo. LIBOR US + 2.50%), 6.89%, 07/25/51(a)(c)		1,260	1,234,300
Security		Par (000)	Value
Asset-Backed Securities (continued)
Prodigy Finance DAC
Series 2021-1A, Class C, (1 mo. LIBOR US + 3.75%), 8.14%, 07/25/51(a)(c)	USD	730	$ 717,391
Series 2021-1A, Class D, (1 mo. LIBOR US + 5.90%), 10.29%, 07/25/51(a)(c)		500	490,239
Progress Residential Trust
Series 2020-SFR2, Class B, 2.58%, 06/17/37(a)		550	507,005
Series 2020-SFR2, Class D, 3.87%, 06/17/37(a)		1,886	1,748,176
Series 2020-SFR3, Class E, 2.30%, 10/17/27(a)		2,870	2,503,936
Series 2020-SFR3, Class F, 2.80%, 10/17/27(a)		5,410	4,731,538
Series 2021-SFR1, Class F, 2.76%, 04/17/38(a)		2,900	2,438,354
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)		2,128	1,683,829
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)		8,592	7,021,241
Series 2021-SFR2, Class F, 3.40%, 04/19/38(a)		5,967	5,039,985
Series 2021-SFR3, Class F, 3.44%, 05/17/26(a)		6,640	5,653,968
Series 2021-SFR4, Class F, 3.41%, 05/17/38(a)		8,330	7,078,328
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)		1,342	1,065,112
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)		2,617	2,042,247
Series 2022-SFR1, Class G, 5.52%, 02/17/41(a)		2,617	2,043,308
Series 2022-SFR5, Class E1, 6.62%, 06/17/39(a)		1,766	1,604,691
Race Point IX CLO Ltd., Series 2015-9A, Class A1A2, (3 mo. LIBOR US + 0.94%), 5.02%, 10/15/30(a)(c)		4,805	4,728,588
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (3 mo. LIBOR US + 1.10%), 5.46%, 07/25/31(a)(c)		5,472	5,370,771
Rad CLO 15 Ltd.
Series 2021-15A, Class A, (3 mo. LIBOR US + 1.09%), 5.33%, 01/20/34(a)(c)		300	291,728
Series 2021-15A, Class B, (3 mo. LIBOR US + 1.65%), 5.89%, 01/20/34(a)(c)		430	414,130
Rad CLO 2 Ltd., Series 2018-2A, Class AR, (3 mo. LIBOR US + 1.08%), 5.16%, 10/15/31(a)(c)		3,255	3,200,063
Rad CLO 3 Ltd.
Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.55%), 5.63%, 04/15/32(a)(c)		250	240,998
Series 2019-3A, Class CR, (3 mo. LIBOR US + 1.85%), 5.93%, 04/15/32(a)(c)		475	445,553
Rad CLO 4 Ltd., Series 2019-4A, Class C, (3 mo. LIBOR US + 2.80%), 7.16%, 04/25/32(a)(c)		675	652,079
Rad CLO 5 Ltd., Series 2019-5A, Class AR, (3 mo. LIBOR US + 1.12%), 5.45%, 07/24/32(a)(c)		3,770	3,676,586
Rad CLO 7 Ltd., Series 2020-7A, Class A1, (3 mo. LIBOR US + 1.20%), 5.28%, 04/17/33(a)(c)		500	491,610

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Rad CLO 9 Ltd., Series 2020-9A, Class B1, (3 mo. LIBOR US + 1.90%), 5.98%, 01/15/34(a)(c)	USD	250	$ 240,119
RAMP Series Trust, Series 2004-RS7, Class A2A, (1 mo. LIBOR US + 0.62%), 4.25%, 07/25/34(c)		1,349	1,082,318
Recette CLO Ltd., Series 2015-1A, Class BRR, (3 mo. LIBOR US + 1.40%), 5.64%, 04/20/34(a)(c)		500	474,933
Regatta IX Funding Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 2.45%), 6.53%, 04/17/30(a)(c)		250	241,772
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3 mo. LIBOR US + 1.16%), 5.40%, 04/20/34(a)(c)		4,700	4,580,368
Regatta VII Funding Ltd.
Series 2016-1A, Class A1R2, (3 mo. LIBOR US + 1.15%), 5.90%, 06/20/34(a)(c)		1,600	1,565,225
Series 2016-1A, Class BR2, (3 mo. LIBOR US + 1.60%), 6.35%, 06/20/34(a)(c)		500	478,302
Regatta VIII Funding Ltd., Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 5.78%, 10/17/30(a)(c)		750	727,772
Regatta X Funding Ltd., Series 2017-3A, Class B, (3 mo. LIBOR US + 1.45%), 5.53%, 01/17/31(a)(c)		250	242,413
Regatta XIII Funding Ltd., Series 2018-2A, Class C, (3 mo. LIBOR US + 3.10%), 7.18%, 07/15/31(a)(c)		375	349,142
Regatta XVI Funding Ltd., Series 2019-2A, Class B, (3 mo. LIBOR US + 2.05%), 6.13%, 01/15/33(a)(c)		250	240,729
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3 mo. LIBOR US + 1.45%), 5.53%, 01/15/34(a)(c)		750	717,475
Regatta XXIV Funding Ltd., Series 2021-5A, Class D, (3 mo. LIBOR US + 3.10%), 7.34%, 01/20/35(a)(c)		250	230,818
Regional Management Issuance Trust
Series 2020-1, Class C, 3.80%, 10/15/30(a)		1,526	1,365,403
Series 2021-2, Class A, 1.90%, 08/15/33(a)		1,053	875,144
Series 2021-3, Class A, 3.88%, 10/17/33(d)		21,460	18,316,110
Series 2022-1, Class A, 3.07%, 03/15/32(a)		4,274	3,898,854
Series 2022-1, Class B, 3.71%, 03/15/32(a)		810	694,341
Series 2022-1, Class C, 4.46%, 03/15/32(a)		534	454,305
Series 2022-1, Class D, 6.72%, 03/15/32(a)		1,695	1,442,921
Series 2022-2B, Class A, 7.10%, 11/17/32(a)		10,039	10,094,773
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/31(a)		13,570	12,157,276
Series 2021-A, Class B, 2.80%, 12/22/31(a)		3,000	2,621,414
Series 2021-A, Class C, 3.53%, 12/22/31(a)		1,020	886,082
Series 2021-A, Class D, 5.23%, 12/22/31(a)		1,440	1,138,103
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3 mo. LIBOR US + 1.06%), 5.25%, 01/18/34(a)(c)		5,690	5,520,487
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3 mo. LIBOR US + 1.10%), 5.34%, 04/20/34(a)(c)		11,327	10,883,105
Series 2017-1A, Class BR2A, (3 mo. LIBOR US + 1.65%), 5.89%, 04/20/34(a)(c)		7,079	6,724,586
Series 2017-2A, Class BR, (3 mo. LIBOR US + 1.50%), 5.58%, 10/15/29(a)(c)		8,271	8,005,791
Security		Par (000)	Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
Series 2017-2A, Class CR, (3 mo. LIBOR US + 1.90%), 5.98%, 10/15/29(a)(c)	USD	2,750	$ 2,622,457
Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 6.93%, 10/15/29(a)(c)		4,766	4,401,783
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 5.43%, 10/20/30(a)(c)		15,384	15,168,635
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.10%), 5.78%, 05/20/31(a)(c)		1,953	1,923,103
Series 2018-1A, Class B, (3 mo. LIBOR US + 1.72%), 6.40%, 05/20/31(a)(c)		1,500	1,438,504
Series 2018-1A, Class D, (3 mo. LIBOR US + 3.00%), 7.68%, 05/20/31(a)(c)		750	682,629
Series 2018-2A, Class A, (3 mo. LIBOR US + 1.16%), 5.40%, 10/20/31(a)(c)		1,000	981,755
Series 2019-2A, Class BR, (3 mo. LIBOR US + 1.65%), 6.33%, 08/20/32(a)(c)		1,250	1,202,720
Series 2020-1A, Class B, (3 mo. LIBOR US + 1.80%), 6.04%, 01/20/32(a)(c)		680	658,734
Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.17%), 5.41%, 07/20/34(a)(c)		7,760	7,555,807
Rockford Tower Europe CLO DAC
Series 2018-1X, Class B, (3 mo. EURIBOR + 1.85%), 3.90%, 12/20/31(c)(e)	EUR	2,448	2,490,471
Series 2018-1X, Class C, (3 mo. EURIBOR + 2.47%), 4.52%, 12/20/31(c)(e)		1,305	1,319,274
Romark CLO IV Ltd., Series 2021-4A, Class C1, (3 mo. LIBOR US + 3.20%), 7.11%, 07/10/34(a)(c)	USD	1,940	1,715,128
Romark CLO Ltd., Series 2017-1A, Class B, (3 mo. LIBOR US + 2.15%), 6.48%, 10/23/30(a)(c)		750	716,436
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 5.27%, 04/20/31(a)(c)		5,262	5,164,455
RR 1 LLC, Series 2017-1A, Class A1AB, (3 mo. LIBOR US + 1.15%), 5.23%, 07/15/35(a)(c)		9,490	9,292,223
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 5.17%, 01/15/30(a)(c)		4,130	4,083,867
RR 4 Ltd., Series 2018-4A, Class A2, (3 mo. LIBOR US + 1.55%), 5.63%, 04/15/30(a)(c)		1,400	1,363,011
RR 5 Ltd., Series 2018-5A, Class A2, (3 mo. LIBOR US + 1.65%), 5.73%, 10/15/31(a)(c)		1,000	976,208
RRE 5 Loan Management DAC, Series 5A, Class A2R, (3 mo. EURIBOR + 1.75%), 3.13%, 01/15/37(a)(c)	EUR	1,160	1,151,718
RRE 9 Loan Management DAC, Series 9A, Class A2, (3 mo. EURIBOR + 1.70%), 3.08%, 10/15/36(a)(c)		3,130	3,120,724
SACO I Trust, Series 2006-9, Class A1, (1 mo. LIBOR US + 0.30%), 4.69%, 08/25/36(c)	USD	15	15,062
Securitized Asset Backed Receivables LLC Trust, Series 2006-OP1, Class M6, (1 mo. LIBOR US + 1.01%), 5.39%, 10/25/35(c)		340	240,623
Service Experts Issuer LLC, Series 2021-1A, Class A, 2.67%, 02/02/32(a)		6,041	5,486,106
SESAC Finance LLC, Series 2022-1, Class A2, 5.50%, 07/25/52(a)		2,585	2,411,670
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1 mo. LIBOR US + 0.32%), 4.71%, 07/25/36(c)		890	200,553

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Shackleton CLO Ltd., Series 2019-14A, Class BR, (3 mo. LIBOR US + 1.80%), 6.04%, 07/20/34(a)(c)	USD	250	$ 241,346
Signal Peak CLO 1 Ltd.
Series 2014-1A, Class AR3, (3 mo. LIBOR US + 1.16%), 5.24%, 04/17/34(a)(c)		23,070	22,448,568
Series 2014-1A, Class BR3, (3 mo. LIBOR US + 1.80%), 5.88%, 04/17/34(a)(c)		3,010	2,870,795
Signal Peak CLO 2 LLC
Series 2015-1A, Class BR2, (3 mo. LIBOR US + 1.50%), 5.74%, 04/20/29(a)(c)		7,152	7,008,270
Series 2015-1A, Class CR2, (3 mo. LIBOR US + 1.90%), 6.14%, 04/20/29(a)(c)		2,000	1,919,324
Signal Peak CLO 5 Ltd., Series 2018-5A, Class A, (3 mo. LIBOR US + 1.11%), 5.47%, 04/25/31(a)(c)		3,550	3,478,423
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A, (3 mo. LIBOR US + 1.27%), 5.51%, 04/20/33(a)(c)		3,010	2,940,649
Series 2020-8A, Class B, (3 mo. LIBOR US + 1.65%), 5.89%, 04/20/33(a)(c)		1,000	954,832
Silver Creek CLO Ltd.
Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.24%), 5.48%, 07/20/30(a)(c)		4,678	4,621,495
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.30%), 6.54%, 07/20/30(a)(c)		500	480,931
Sixth Street CLO XIX Ltd., Series 2021-19A, Class A, (3 mo. LIBOR US + 1.10%), 5.34%, 07/20/34(a)(c)		16,995	16,550,678
Sixth Street CLO XVI Ltd., Series 2020-16A, Class A1A, (3 mo. LIBOR US + 1.32%), 5.56%, 10/20/32(a)(c)		650	644,712
Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, (3 mo. LIBOR US + 6.20%), 10.44%, 01/20/34(a)(c)		625	544,275
Sixth Street CLO XVIII Ltd., Series 2021-18A, Class E, (3 mo. LIBOR US + 6.50%), 10.74%, 04/20/34(a)(c)		1,500	1,312,130
Sixth Street CLO XX Ltd., Series 2021-20A, Class A1, (3 mo. LIBOR US + 1.16%), 5.40%, 10/20/34(a)(c)		250	241,823
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, (3 mo. LIBOR US + 0.40%), 5.17%, 06/15/33(c)		869	837,267
Series 2004-B, Class A3, (3 mo. LIBOR US + 0.33%), 5.10%, 03/15/24(c)		929	925,792
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1 mo. LIBOR US + 4.75%), 9.07%, 10/15/41(a)(c)		15,036	16,125,881
SMB Private Education Loan Trust
Series 2015-B, Class B, 3.50%, 12/17/40(a)		2,480	2,347,190
Series 2020-PTA, Class A2A, 1.60%, 09/15/54(a)		13,445	11,943,432
Series 2020-PTA, Class B, 2.50%, 09/15/54(a)		6,740	5,217,788
Series 2021-A, Class C, 2.99%, 01/15/53(a)		11,470	9,579,014
Series 2021-A, Class D1, 3.86%, 01/15/53(a)		4,887	4,389,265
Series 2021-A, Class D2, 3.86%, 01/15/53(a)		3,360	2,983,495
Series 2021-C, Class B, 2.30%, 01/15/53(a)		880	752,990
Series 2021-C, Class C, 3.00%, 01/15/53(a)(d)		730	609,251
Series 2021-C, Class D, 3.93%, 01/15/53(a)		350	309,596
Security		Par (000)	Value
Asset-Backed Securities (continued)
SoFi RR Funding IV Trust, Series 2021-1, Class A, 2.98%, 12/31/25(a)(b)(d)	USD	691	$ 676,986
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.07%), 5.40%, 01/26/31(a)(c)		825	815,530
Sound Point CLO XII Ltd., Series 2016-2A, Class CR2, (3 mo. LIBOR US + 2.05%), 6.29%, 10/20/28(a)(c)		4,500	4,316,480
Sound Point CLO XV Ltd.
Series 2017-1A, Class ARR, (3 mo. LIBOR US + 0.90%), 5.23%, 01/23/29(a)(c)		1,075	1,063,939
Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.50%), 5.83%, 01/23/29(a)(c)		350	343,069
Sound Point CLO XVIII Ltd., Series 2017-4A, Class B, (3 mo. LIBOR US + 1.80%), 6.04%, 01/21/31(a)(c)		500	456,789
Sound Point CLO XXII Ltd., Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.08%), 5.32%, 01/20/32(a)(c)		600	586,801
Sound Point CLO XXIII Ltd., Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.17%), 5.25%, 07/15/34(a)(c)		19,610	18,910,133
Sound Point CLO XXVI Ltd., Series 2020-1A, Class DR, (3 mo. LIBOR US + 3.35%), 7.59%, 07/20/34(a)(c)		1,430	1,309,083
Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1, (3 mo. LIBOR US + 1.28%), 5.64%, 01/25/32(a)(c)		2,065	2,023,790
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.80%), 5.18%, 01/25/35(c)		37	33,593
St. Paul’s CLO XII DAC, Series 12X, Class B1, (3 mo. EURIBOR + 1.60%), 2.98%, 04/15/33(c)(e)	EUR	1,420	1,420,782
STAR Trust, Series 2021-SFR1, Class F, (1 mo. LIBOR US + 2.40%), 6.74%, 04/17/38(a)(c)	USD	1,030	953,326
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 5.33%, 10/15/30(a)(c)		4,140	4,067,859
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.80%), 5.88%, 01/15/30(a)(c)		1,630	1,529,012
Stratus CLO Ltd.
Series 2021-1A, Class E, (3 mo. LIBOR US + 5.00%), 9.24%, 12/29/29(a)(c)		1,000	879,816
Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(c)		1,000	390,580
Series 2021-2A, Class E, (3 mo. LIBOR US + 5.75%), 9.99%, 12/28/29(a)(c)		250	224,437
Series 2021-3A, Class C, (3 mo. LIBOR US + 2.05%), 6.29%, 12/29/29(a)(c)		250	236,759
Series 2021-3A, Class E, (3 mo. LIBOR US + 5.75%), 9.99%, 12/29/29(a)(c)		250	227,772
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31(a)		107	98,649
Sutton Park CLO DAC, Series 1X, Class BE, (3 mo. EURIBOR + 2.35%), 4.15%, 11/15/31(c)(e)	EUR	940	944,347
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, (3 mo. LIBOR US + 1.15%), 5.23%, 10/15/31(a)(c)	USD	450	441,900

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 mo. LIBOR US + 0.88%), 4.96%, 04/15/28(a)(c)	USD	1,628	$ 1,615,992
Symphony CLO XXII Ltd., Series 2020-22A, Class B, (3 mo. LIBOR US + 1.70%), 5.89%, 04/18/33(a)(c)		250	239,614
Symphony CLO XXIII Ltd.
Series 2020-23A, Class BR, (3 mo. LIBOR US + 1.60%), 5.68%, 01/15/34(a)(c)		500	483,781
Series 2020-23A, Class CR, (3 mo. LIBOR US + 2.00%), 6.08%, 01/15/34(a)(c)		500	474,269
Series 2020-23A, Class ER, (3 mo. LIBOR US + 6.15%), 10.23%, 01/15/34(a)(c)		250	228,134
Symphony CLO XXIV Ltd., Series 2020-24A, Class A, (3 mo. LIBOR US + 1.20%), 5.53%, 01/23/32(a)(c)		250	245,926
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3 mo. LIBOR US + 1.08%), 5.32%, 04/20/33(a)(c)		2,377	2,316,693
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, (3 mo. LIBOR US + 0.96%), 5.61%, 11/18/30(a)(c)		4,180	4,106,082
TCW CLO AMR Ltd., Series 2019-1A, Class ASNR, (3 mo. LIBOR US + 1.22%), 5.86%, 08/16/34(a)(c)		250	243,362
TCW CLO Ltd., Series 2020-1A, Class DRR, (3 mo. LIBOR US + 3.40%), 7.64%, 04/20/34(a)(c)		1,100	1,002,549
TIAA CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.15%), 5.23%, 01/16/31(a)(c)		1,467	1,435,650
TICP CLO III-2 Ltd., Series 2018-3R, Class B, (3 mo. LIBOR US + 1.35%), 5.59%, 04/20/28(a)(c)		500	492,294
TICP CLO IX Ltd.
Series 2017-9A, Class A, (3 mo. LIBOR US + 1.14%), 5.38%, 01/20/31(a)(c)		3,080	3,046,433
Series 2017-9A, Class B, (3 mo. LIBOR US + 1.60%), 5.84%, 01/20/31(a)(c)		450	439,573
Series 2017-9A, Class D, (3 mo. LIBOR US + 2.90%), 7.14%, 01/20/31(a)(c)		500	474,596
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3 mo. LIBOR US + 1.12%), 5.20%, 01/15/34(a)(c)		4,870	4,768,811
Series 2016-6A, Class BR2, (3 mo. LIBOR US + 1.50%), 5.58%, 01/15/34(a)(c)		6,270	5,985,184
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 11.13%, 04/15/33(a)(c)		250	223,438
TICP CLO XI Ltd.
Series 2018-11A, Class A, (3 mo. LIBOR US + 1.18%), 5.42%, 10/20/31(a)(c)		750	738,589
Series 2018-11A, Class B, (3 mo. LIBOR US + 1.73%), 5.97%, 10/20/31(a)(c)		250	243,757
Series 2018-11A, Class D, (3 mo. LIBOR US + 3.05%), 7.29%, 10/20/31(a)(c)		250	237,750
TICP CLO XII Ltd., Series 2018-12A, Class AR, (3 mo. LIBOR US + 1.17%), 5.25%, 07/15/34(a)(c)		500	489,568
Trestles CLO III Ltd.
Series 2020-3A, Class A1, (3 mo. LIBOR US + 1.33%), 5.57%, 01/20/33(a)(c)		8,860	8,745,088
Security		Par (000)	Value
Asset-Backed Securities (continued)
Trestles CLO III Ltd.
Series 2020-3A, Class B1, (3 mo. LIBOR US + 1.85%), 6.09%, 01/20/33(a)(c)	USD	2,590	$ 2,496,621
Series 2020-3A, Class C, (3 mo. LIBOR US + 2.25%), 6.49%, 01/20/33(a)(c)		750	706,449
Series 2020-3A, Class E, (3 mo. LIBOR US + 6.50%), 10.74%, 01/20/33(a)(c)		500	426,316
Trestles CLO IV Ltd., Series 2021-4A, Class A, (3 mo. LIBOR US + 1.17%), 5.45%, 07/21/34(a)(c)		6,950	6,749,585
Trestles CLO Ltd.
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.99%), 5.35%, 04/25/32(a)(c)		250	244,595
Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 7.26%, 04/25/32(a)(c)		250	232,319
Trestles CLO V Ltd.
Series 2021-5A, Class A1, (3 mo. LIBOR US + 1.17%), 5.41%, 10/20/34(a)(c)		6,950	6,730,135
Series 2021-5A, Class E, (3 mo. LIBOR US + 6.35%), 10.59%, 10/20/34(a)(c)		250	215,815
Tricon American Homes, Series 2020-SFR1, Class D, 2.55%, 07/17/38(a)		6,675	5,789,672
Tricon American Homes Trust
Series 2017-SFR2, Class F, 5.10%, 01/17/36(a)		8,715	8,435,533
Series 2018-SFR1, Class E, 4.56%, 05/17/37(a)		890	832,486
Series 2018-SFR1, Class F, 4.96%, 05/17/37(a)		610	569,534
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38(a)		4,805	4,063,524
Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		3,324	2,757,293
Trimaran Cavu Ltd.
Series 2019-1A, Class A2, (3 mo. LIBOR US + 1.90%), 6.14%, 07/20/32(a)(c)		250	237,089
Series 2019-1A, Class B, (3 mo. LIBOR US + 2.20%), 6.44%, 07/20/32(a)(c)		750	730,558
Series 2019-1A, Class C1, (3 mo. LIBOR US + 3.15%), 7.39%, 07/20/32(a)(c)		500	479,822
Series 2019-1A, Class E, (3 mo. LIBOR US + 7.04%), 11.28%, 07/20/32(a)(c)		250	223,708
Series 2019-2A, Class C, (3 mo. LIBOR US + 4.72%), 8.91%, 11/26/32(a)(c)		500	463,069
Series 2021-2A, Class D1, (3 mo. LIBOR US + 3.25%), 7.61%, 10/25/34(a)(c)		250	226,621
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3 mo. LIBOR US + 1.40%), 5.59%, 10/18/31(a)(c)		970	938,950
Trinitas CLO XIV Ltd.
Series 2020-14A, Class B, (3 mo. LIBOR US + 2.00%), 6.36%, 01/25/34(a)(c)		3,460	3,319,250
Series 2020-14A, Class C, (3 mo. LIBOR US + 3.00%), 7.36%, 01/25/34(a)(c)		2,290	2,176,918
Venture CLO Ltd., Series 2018-32A, Class A2A, (3 mo. LIBOR US + 1.07%), 5.26%, 07/18/31(a)(c)		1,480	1,441,824
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (3 mo. LIBOR US + 1.22%), 5.30%, 10/15/29(a)(c)		9,369	9,265,128

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
VERDE CLO Ltd., Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.10%), 5.18%, 04/15/32(a)(c)	USD	250	$ 245,336
VOLT CVI LLC, Series 2021-NP12, Class A1, 2.73%, 12/26/51(a)(b)		6,091	5,626,956
Voya CLO Ltd.
Series 2014-4A, Class A1RA, (3 mo. LIBOR US + 1.10%), 5.11%, 07/14/31(a)(c)		248	243,991
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.19%), 5.43%, 10/20/31(a)(c)		250	245,875
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.95%), 5.03%, 04/17/30(a)(c)		473	467,379
Series 2017-3A, Class A1R, (3 mo. LIBOR US + 1.04%), 5.28%, 04/20/34(a)(c)		2,178	2,109,027
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 5.21%, 10/15/30(a)(c)		7,140	7,051,350
Series 2017-4A, Class B, (3 mo. LIBOR US + 1.45%), 5.53%, 10/15/30(a)(c)		250	241,193
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.30%), 5.53%, 04/19/31(a)(c)		250	244,200
Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.06%), 5.14%, 04/15/31(a)(c)		10,079	9,921,587
Voya Euro CLO II DAC, Series 2A, Class CR, (3 mo. EURIBOR + 2.15%), 3.53%, 07/15/35(a)(c)	EUR	750	742,996
Voya Euro CLO V DAC, Series 5A, Class B1, (3 mo. EURIBOR + 1.75%), 3.13%, 04/15/35(a)(c)		1,970	1,957,475
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.36%), 4.75%, 09/25/36(c)	USD	4,122	1,261,691
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.16%), 3.94%, 10/25/36(c)		1,317	981,264
Series 2007-HE3, Class 2A3, (1 mo. LIBOR US + 0.24%), 4.63%, 05/25/37(c)		962	784,969
Wellfleet CLO Ltd., Series 2017-3A, Class B, (3 mo. LIBOR US + 1.95%), 6.03%, 01/17/31(a)(c)		750	696,237
Whitebox CLO I Ltd.
Series 2019-1A, Class CR, (3 mo. LIBOR US + 3.05%), 7.38%, 07/24/32(a)(c)		4,120	3,829,573
Series 2019-1A, Class DR, (3 mo. LIBOR US + 6.40%), 10.73%, 07/24/32(a)(c)		3,300	2,989,529
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R, (3 mo. LIBOR US + 1.22%), 5.55%, 10/24/34(a)(c)		1,900	1,833,271
Series 2020-2A, Class BR, (3 mo. LIBOR US + 1.75%), 6.08%, 10/24/34(a)(c)		1,470	1,421,042
Series 2020-2A, Class DR, (3 mo. LIBOR US + 3.35%), 7.68%, 10/24/34(a)(c)		1,470	1,332,729
Whitebox CLO III Ltd.
Series 2021-3A, Class D, (3 mo. LIBOR US + 3.35%), 7.43%, 10/15/34(a)(c)		1,250	1,169,195
Series 2021-3A, Class E, (3 mo. LIBOR US + 6.85%), 10.93%, 10/15/34(a)(c)		1,000	908,193
Woodmont Trust, Series 2017-2A, Class A1R, (3 mo. LIBOR US + 1.67%), 5.91%, 04/20/33(a)(c)		9,340	8,879,867
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.40%), 4.79%, 06/25/37(a)(c)		2,172	714,504
Security		Par (000)	Value
Asset-Backed Securities (continued)
York CLO 1 Ltd.
Series 2014-1A, Class BRR, (3 mo. LIBOR US + 1.65%), 5.98%, 10/22/29(a)(c)	USD	750	$ 733,224
Series 2014-1A, Class CRR, (3 mo. LIBOR US + 2.10%), 6.43%, 10/22/29(a)(c)		250	241,100
Series 2014-1A, Class DRR, (3 mo. LIBOR US + 3.01%), 7.34%, 10/22/29(a)(c)		250	237,110
Total Asset-Backed Securities — 13.7% (Cost: $2,529,236,532)			2,372,994,850
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Astra Space, Inc.	605,030	262,462
Rocket Lab U.S.A., Inc.(f)(g)	356,061	1,342,350
		1,604,812
Chemicals — 0.0%
Element Solutions, Inc.	152,789	2,779,232
Diversified Financial Services — 0.1%
Crown PropTech Acquisitions(f)	385,188	3,909,658
Crown PropTech Acquisitions(d)	147,660	2
KINS Technology Group, Inc.(d)	299,400	284,430
Pivotal Investment Corp. III(f)	155,262	1,571,407
Proof Acquisition Corp. I(d)	43,947	49,660
Rotor Acquisition Corp.	68,776	39,890
TPB Acquisition Corp. I, Class A(f)(g)	238,684	2,396,387
		8,251,434
Energy Equipment & Services — 0.0%
Halliburton Co.	143,180	5,634,133
Entertainment — 0.0%
Lions Gate Entertainment Corp., Class A(f)(g)	163,165	931,672
Playstudios, Inc.	661,423	2,566,321
		3,497,993
Equity Real Estate Investment Trusts (REITs) — 0.1%
DiamondRock Hospitality Co.	299,127	2,449,850
Park Hotels & Resorts, Inc.	141,133	1,663,958
Service Properties Trust	306,676	2,235,668
Sonder Holdings, Inc., Class A	655,861	813,268
Sunstone Hotel Investors, Inc.	128,773	1,243,947
Xenia Hotels & Resorts, Inc.	164,899	2,173,369
		10,580,060
Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment, Inc.(f)	29,128	1,211,725
Interactive Media & Services — 0.0%
Genius Sports Ltd.(f)	613,543	2,190,348
Machinery — 0.0%
Sarcos Technology & Robotics	2,784,143	1,562,739
Symbotic, Inc.(f)(g)	138,500	1,653,690
		3,216,429
Metals & Mining — 0.0%
Northern Graphite Corp.(f)	99,612	35,681
Oil, Gas & Consumable Fuels — 0.2%
California Resources Corp.(h)	136,763	5,950,558
Chesapeake Energy Corp.	42,394	4,000,722
Green Plains, Inc.(f)(g)	114,798	3,501,339
Marathon Petroleum Corp	45,257	5,267,462

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Opal Fuels, Inc.(f)	6,651	$ 48,419
Phillips 66	49,499	5,151,856
		23,920,356
Professional Services — 0.0%
Planet Labs PBC, Class A	468,000	2,035,800
Real Estate Management & Development — 0.0%
Forestar Group, Inc.(f)	64,597	995,440
Offerpad Solutions, Inc., Class A	589,557	271,491
Opendoor Technologies, Inc.(f)	833,000	966,280
		2,233,211
Software — 0.0%
Informatica, Inc., Class A(f)(g)	127,783	2,081,585
Latch, Inc.	411,849	292,372
		2,373,957
Thrifts & Mortgage Finance — 0.0%
Mr. Cooper Group, Inc.(f)	50,593	2,030,297
Total Common Stocks — 0.4% (Cost: $138,428,802)		71,595,468
		Par (000)
Corporate Bonds
Aerospace & Defense — 0.8%
BAE Systems PLC, 3.40%, 04/15/30(a)	USD	13,237	11,680,509
Boeing Co.
3.95%, 08/01/59		8,783	5,897,961
5.93%, 05/01/60		2,036	1,854,682
Embraer Netherlands Finance BV
6.95%, 01/17/28(a)		446	444,411
6.95%, 01/17/28(e)		534	532,098
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28		2,584	2,129,858
4.20%, 05/01/30		4,049	3,674,983
L3Harris Technologies, Inc.
4.40%, 06/15/28		16,020	15,334,598
4.40%, 06/15/28		6,041	5,782,541
2.90%, 12/15/29		2,864	2,442,984
1.80%, 01/15/31		15,766	12,099,469
Lockheed Martin Corp.
3.60%, 03/01/35		13,698	12,158,041
4.50%, 05/15/36		5,285	5,043,215
Northrop Grumman Corp., 4.03%, 10/15/47		10,478	8,682,934
Raytheon Technologies Corp.
7.20%, 08/15/27		2,353	2,583,484
7.00%, 11/01/28		7,205	7,778,274
4.13%, 11/16/28		21,064	20,160,516
4.15%, 05/15/45		1,895	1,579,759
3.75%, 11/01/46		3,899	3,009,283
4.35%, 04/15/47		4,190	3,563,497
4.05%, 05/04/47		2,302	1,887,695
2.82%, 09/01/51		3,686	2,387,658
3.03%, 03/15/52		8,634	5,853,410
Textron, Inc., 3.90%, 09/17/29		8,086	7,323,882
			143,885,742
Air Freight & Logistics — 0.0%
GXO Logistics, Inc., 2.65%, 07/15/31		5,405	3,990,783
Airlines — 0.5%
Air Canada Pass-Through Trust
Series 2017-1, Class AA, 3.30%, 01/15/30(a)		1,749	1,492,777
Security		Par (000)	Value
Airlines (continued)
Air Canada Pass-Through Trust
Series 2017-1, Class B, 3.70%, 01/15/26(a)	USD	15	$ 13,866
Allegiant Travel Co.
8.50%, 02/05/24(a)		5,339	5,325,652
7.25%, 08/15/27(a)		2,136	2,031,682
American Airlines Pass-Through Trust
4.95%, 01/15/23		1,000	998,620
4.00%, 12/15/25(d)		1,103	1,060,602
3.50%, 12/15/27(d)		3,952	3,571,569
Series 2015-2, Class AA, 3.60%, 09/22/27		909	815,716
Series 2015-2, Class B, 4.40%, 09/22/23		4,751	4,669,577
Series 2016-1, Class AA, 3.58%, 01/15/28		3,640	3,248,961
Series 2016-2, Class AA, 3.20%, 06/15/28		1,636	1,418,900
Series 2016-3, Class AA, 3.00%, 10/15/28		9,686	8,392,290
Series 2017-1, Class AA, 3.65%, 02/15/29		1,283	1,141,198
Series 2019-1, Class AA, 3.15%, 02/15/32		4,564	3,777,114
American Airlines, Inc., 4.87%, 10/22/23(d)		426	420,777
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/24		10,553	10,285,603
Gol Equity Finance SA, 3.75%, 07/15/24(a)(i)		790	376,435
Gol Finance, Inc., 7.00%, 01/31/25(a)		1,175	511,345
Sun Country Airlines
Series 2019-1B, 4.70%, 12/15/25(d)		1,876	1,773,142
Series 2019-1C, 7.00%, 12/15/25(d)		1,647	1,603,624
Series 2022-1A, 4.84%, 03/15/31(d)		4,517	4,251,755
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(a)		1,119	960,758
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 04/11/26		3,120	2,898,505
Series 2015-1, Class AA, 3.45%, 12/01/27		1,251	1,112,805
Series 2016-1, Class AA, 3.10%, 07/07/28		504	454,600
Series 2016-2, Class AA, 2.88%, 10/07/28		1,535	1,305,477
Series 2016-2, Class B, 3.65%, 10/07/25		174	153,705
Series 2018-1, Class AA, 3.50%, 03/01/30		1,084	936,021
Series 2019-2, Class AA, 2.70%, 05/01/32		2,976	2,401,605
Series 2019-2, Class B, 3.50%, 05/01/28		2,756	2,371,870
Series 2020-1, Class A, 5.88%, 10/15/27		17,270	17,027,163
Series 2020-1, Class B, 4.88%, 01/15/26		2,949	2,805,578
			89,609,292
Auto Components — 0.1%
Aptiv PLC, 3.10%, 12/01/51		1,087	642,403
Dana, Inc., 4.25%, 09/01/30		870	700,889
FreeWire Technologies, Inc., 12.59%, 03/31/25(d)		7,813	7,168,378
Metalsa S A P I De CV, 3.75%, 05/04/31(e)		631	492,496
Nemak SAB de CV, 3.63%, 06/28/31(e)		631	489,932
			9,494,098
Automobiles — 0.2%
Ford Motor Co., 3.25%, 02/12/32		1,244	932,927
General Motors Co.
5.00%, 10/01/28		2,729	2,613,656
5.40%, 10/15/29		4,347	4,148,332
5.60%, 10/15/32		16,585	15,407,404
Lightning eMotors, Inc., 7.50%, 05/15/24(a)(i)		2,487	497,400
Nissan Motor Co. Ltd., 4.81%, 09/17/30(a)		10,923	9,270,041
			32,869,760
Banks — 3.3%
Banco Espirito Santo SA
2.63%, 05/08/17(e)(f)(j)	EUR	400	51,382
4.75%, 01/15/18(e)(f)(j)		2,200	282,599
4.00%, 01/21/19(e)(f)(j)		6,300	809,260

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Bangkok Bank PCL, 3.73%, 09/25/34(e)	USD	600	$ 500,175
Bank of America Corp.
3.55%, 03/05/24		3,893	3,878,346
3.84%, 04/25/25		251	245,057
2.46%, 10/22/25(h)		23,625	22,322,249
1.73%, 07/22/27		15,319	13,421,227
3.82%, 01/20/28		11,295	10,539,546
2.55%, 02/04/28		19,723	17,517,715
3.71%, 04/24/28		17,606	16,292,477
3.59%, 07/21/28		4,479	4,123,320
6.20%, 11/10/28		5,439	5,615,614
1.92%, 10/24/31		9,230	7,050,684
2.65%, 03/11/32		8,093	6,477,852
2.69%, 04/22/32		11,164	8,935,488
2.30%, 07/21/32		21,149	16,286,989
2.57%, 10/20/32		14,914	11,680,680
2.97%, 02/04/33		56,937	45,869,511
4.57%, 04/27/33		61,882	56,603,636
5.02%, 07/22/33		28,061	26,640,887
2.97%, 07/21/52		2,170	1,355,412
Barclays PLC
5.30%, 08/09/26		13,495	13,394,114
2.89%, 11/24/32		2,257	1,718,894
5.75%, 08/09/33		8,025	7,580,910
Citigroup, Inc.
2.98%, 11/05/30		20,706	17,410,135
2.67%, 01/29/31		2,063	1,692,038
3.06%, 01/25/33		8,294	6,693,380
3.79%, 03/17/33		4,765	4,075,464
6.27%, 11/17/33		11,861	12,236,305
Series VAR, 3.07%, 02/24/28		21,423	19,313,452
HSBC Holdings PLC
7.34%, 11/03/26		4,090	4,253,894
2.25%, 11/22/27		3,102	2,686,472
7.39%, 11/03/28		5,237	5,503,827
3.97%, 05/22/30		9,719	8,506,886
5.40%, 08/11/33		14,342	13,281,023
JPMorgan Chase & Co.
3.78%, 02/01/28		34,751	32,467,692
2.95%, 02/24/28		24,204	21,894,874
3.54%, 05/01/28		14,144	13,015,529
4.57%, 06/14/30		12,285	11,558,517
2.74%, 10/15/30		2,421	2,030,290
1.76%, 11/19/31		3,930	2,979,210
2.96%, 01/25/33		20,105	16,363,504
4.59%, 04/26/33		21,777	20,160,344
4.91%, 07/25/33		20,402	19,425,291
Lloyds Banking Group PLC, 7.95%, 11/15/33		2,683	2,839,959
Mitsubishi UFJ Financial Group, Inc., 0.85%, 09/15/24		2,979	2,875,098
Mizuho Financial Group, Inc., 2.84%, 07/16/25		797	759,211
Texas Capital Bank N.A., (3 mo. LIBOR US + 4.50%), 8.17%, 09/30/24(a)(c)		18,500	17,930,947
Washington Mutual Escrow Bonds
0.00% (d)(f)(j)(k)		13,308	1
0.00% (d)(f)(j)(k)		11,911	1
0.00% (d)(f)(j)(k)		2,570	—
0.00% (d)(f)(j)(k)		3,115	—
Wells Fargo & Co.
3.20%, 06/17/27		2,006	1,860,730
3.53%, 03/24/28		5,757	5,330,988
3.58%, 05/22/28		2,500	2,321,238
Security		Par (000)	Value
Banks (continued)
Wells Fargo & Co.
2.39%, 06/02/28	USD	6,873	$ 6,066,033
4.90%, 07/25/33		2,860	2,715,665
			577,442,022
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36		9,195	8,684,152
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29		8,214	8,107,977
8.00%, 11/15/39		1,382	1,697,389
			18,489,518
Biotechnology — 0.4%
AbbVie, Inc.
4.55%, 03/15/35		14,533	13,589,505
4.50%, 05/14/35		7,179	6,649,947
4.75%, 03/15/45		1,834	1,647,015
4.45%, 05/14/46		4,321	3,713,599
4.88%, 11/14/48		5,865	5,342,204
4.25%, 11/21/49		5,597	4,644,867
Amgen, Inc.
4.05%, 08/18/29		10,028	9,371,406
4.40%, 05/01/45		10,928	9,155,697
3.00%, 01/15/52		1,087	693,763
Biogen, Inc.
2.25%, 05/01/30		6,450	5,254,758
3.15%, 05/01/50		1,094	711,145
Gilead Sciences, Inc.
4.80%, 04/01/44		5,871	5,383,690
4.50%, 02/01/45		3,278	2,883,870
4.15%, 03/01/47		3,241	2,676,808
2.80%, 10/01/50		1,087	694,957
Illumina, Inc., 5.80%, 12/12/25		1,345	1,354,139
Royalty Pharma PLC
0.75%, 09/02/23		920	891,282
3.35%, 09/02/51		1,094	674,413
			75,333,065
Building Products — 0.0%
Owens Corning, 3.95%, 08/15/29		2,305	2,094,913
Capital Markets — 3.1%
Blackstone Private Credit Fund
3.25%, 03/15/27		8,322	7,006,803
4.00%, 01/15/29		5,150	4,248,882
Goldman Sachs Group, Inc.
0.67%, 03/08/24		14,000	13,849,160
0.66%, 09/10/24		39,527	38,026,414
3.50%, 04/01/25		35,995	34,614,318
(3 mo. LIBOR US + 1.17%), 5.78%, 05/15/26(c)		4,768	4,734,434
1.43%, 03/09/27		2,436	2,136,148
2.64%, 02/24/28		23,246	20,697,898
3.69%, 06/05/28		3,448	3,203,643
1.99%, 01/27/32		14,317	10,906,928
2.62%, 04/22/32		37,118	29,601,265
2.38%, 07/21/32		24,455	18,974,847
2.65%, 10/21/32		34,689	27,389,373
3.10%, 02/24/33		49,127	39,890,167
Intercontinental Exchange, Inc.
3.75%, 09/21/28		5,126	4,845,126
3.00%, 09/15/60		1,094	687,197
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17(d)(f)(j)		7,360	1

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Moody’s Corp.
3.25%, 01/15/28	USD	4,450	$ 4,101,839
4.25%, 08/08/32		3,130	2,924,906
3.75%, 02/25/52		4,114	3,132,370
3.10%, 11/29/61		8,295	5,220,578
Morgan Stanley
(SOFR + 0.47%), 4.60%, 11/10/23(c)		11,684	11,649,710
0.53%, 01/25/24		59,904	59,502,188
0.73%, 04/05/24		8,717	8,591,976
1.59%, 05/04/27		13,018	11,419,838
1.51%, 07/20/27		1,964	1,704,336
2.48%, 01/21/28		10,208	9,070,350
3.59%, 07/22/28		9,769	8,960,622
6.30%, 10/18/28		13,481	13,916,497
4.43%, 01/23/30		13,015	12,113,108
2.70%, 01/22/31		42,393	35,031,315
1.79%, 02/13/32		21,287	15,998,465
1.93%, 04/28/32		11,727	8,848,333
2.24%, 07/21/32		13,549	10,394,711
4.89%, 07/20/33		19,133	17,975,861
6.34%, 10/18/33		20,875	21,872,922
Nomura Holdings, Inc.
5.10%, 07/03/25		4,391	4,342,670
2.61%, 07/14/31		5,763	4,457,129
			532,042,328
Chemicals — 0.2%
Alfa SAB de CV, 5.25%, 03/25/24(e)		761	754,246
Braskem Idesa SAPI
6.99%, 02/20/32(a)		498	354,825
6.99%, 02/20/32(e)		761	542,213
Braskem Netherlands Finance BV
8.50%, 01/23/81(a)		453	437,230
8.50%, 01/23/81(e)		496	478,733
Ecolab, Inc., 2.75%, 08/18/55		5,047	3,011,745
Olympus Water U.S. Holding Corp., 7.13%, 10/01/27(a)		1,169	1,113,472
Project Montelena, 10.25%, 06/20/30	EUR	8,300	8,618,193
Sasol Financing U.S.A. LLC
5.88%, 03/27/24	USD	1,846	1,799,850
4.38%, 09/18/26		2,344	2,071,217
5.50%, 03/18/31		699	565,884
Sherwin-Williams Co., 2.30%, 05/15/30		4,093	3,364,847
Westlake Chemical Corp., 3.38%, 08/15/61		5,042	2,973,358
			26,085,813
Commercial Services & Supplies — 0.1%
Covanta Holding Corp., 4.88%, 12/01/29(a)		1,631	1,336,229
Pitney Bowes, Inc.
6.88%, 03/15/27(a)		11,615	9,929,547
7.25%, 03/15/29(a)		1,225	957,962
Republic Services, Inc., 3.95%, 05/15/28		3,111	2,955,062
Waste Management, Inc.
1.15%, 03/15/28		4,753	3,969,994
2.95%, 06/01/41		1,183	877,980
			20,026,774
Communications Equipment — 0.3%
Juniper Networks, Inc., 2.00%, 12/10/30		4,462	3,396,673
Motorola Solutions, Inc.
4.60%, 05/23/29		5,817	5,536,200
2.75%, 05/24/31		20,796	16,627,273
5.60%, 06/01/32		12,474	12,142,779
Security		Par (000)	Value
Communications Equipment (continued)
Motorola Solutions, Inc.
5.50%, 09/01/44	USD	13,533	$ 12,184,876
Viasat, Inc., 5.63%, 04/15/27(a)		720	654,012
			50,541,813
Construction & Engineering — 0.0%
China City Construction International Co. Ltd., 5.35%, 07/03/17(d)(e)(f)(j)	CNH	340	—
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(e)	USD	384	330,432
IHS Holding Ltd.
5.63%, 11/29/26(a)		1,007	835,684
6.25%, 11/29/28(a)		633	508,893
			1,675,009
Consumer Finance — 0.6%
Ally Financial, Inc., 7.10%, 11/15/27		1,321	1,343,937
Capital One Financial Corp.
3.27%, 03/01/30		5,734	4,902,396
5.25%, 07/26/30		2,129	2,027,546
General Motors Financial Co., Inc.
3.70%, 05/09/23		8,790	8,746,492
1.70%, 08/18/23		11,224	10,966,522
4.00%, 01/15/25		14,339	13,913,030
3.80%, 04/07/25		14,457	13,955,260
4.35%, 04/09/25		5,157	5,016,864
2.75%, 06/20/25		4,073	3,812,731
5.00%, 04/09/27		5,839	5,656,056
4.30%, 04/06/29		5,347	4,789,339
2.35%, 01/08/31		7,370	5,557,088
2.70%, 06/10/31		5,169	3,960,361
3.10%, 01/12/32		17,031	13,344,500
			97,992,122
Containers & Packaging — 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/27(a)		391	382,768
3.25%, 09/01/28(a)		4,584	3,893,857
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc., 5.25%, 04/30/25(a)		4,584	4,362,768
International Paper Co., 6.00%, 11/15/41		2,417	2,409,242
Klabin Austria GmbH, 3.20%, 01/12/31(a)		1,007	810,635
Trivium Packaging Finance BV, 5.50%, 08/15/26(a)		1,969	1,805,446
			13,664,716
Diversified Financial Services — 0.4%
ASG Finance Designated Activity Co., 7.88%, 12/03/24(a)		1,678	1,619,270
Avianca Midco 2 Ltd., 9.00%, 12/01/28(a)		3,166	2,311,085
Azul Investments LLP, 7.25%, 06/15/26(a)		531	325,337
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(a)		1,918	1,719,351
CNH Industrial Capital LLC, 4.20%, 01/15/24		8,565	8,442,028
Easy Tactic Ltd., (6.50% Cash and 7.50% PIK), 7.50%, 07/11/25(l)		515	115,201
European Union, 0.70%, 07/06/51(e)	EUR	5,660	3,294,334
Fortune Star BVI Ltd., 6.85%, 07/02/24(e)	USD	540	473,904
Glencore Funding LLC
3.88%, 10/27/27(a)		7,658	7,148,284
2.50%, 09/01/30(a)		9,158	7,433,455
Grupo Aval Ltd., 4.38%, 02/04/30(a)		1,398	1,129,584
InRetail Consumer, 3.25%, 03/22/28(a)		992	846,920
ORIX Corp., 5.20%, 09/13/32		1,744	1,699,831

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Financial Services (continued)
Pearl Holding II Ltd., (6.00% Cash or 6.00% PIK), 6.00%(e)(k)(l)	USD	286	$ 8,321
Pearl Holding III Ltd., 9.00%, 10/22/25(e)		228	79,515
RELX Capital, Inc., 3.00%, 05/22/30		3,973	3,385,581
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 03/01/29(a)		3,343	2,649,120
Shell International Finance BV
3.88%, 11/13/28		6,374	6,138,155
2.38%, 11/07/29		2,406	2,079,374
Simpar Europe SA, 5.20%, 01/26/31(a)		1,552	1,158,646
United Shore Financial Services LLC, 5.50%, 11/15/25(a)		9,586	8,633,342
			60,690,638
Diversified Telecommunication Services — 1.2%
AT&T Inc.
4.35%, 03/01/29		6,111	5,811,359
4.30%, 02/15/30		2,133	2,008,426
2.25%, 02/01/32		5,126	4,017,869
2.55%, 12/01/33		6,548	5,032,202
4.50%, 05/15/35		25,989	23,625,271
4.50%, 03/09/48		929	756,392
5.15%, 02/15/50		805	729,053
3.65%, 06/01/51		5,998	4,224,465
3.50%, 09/15/53		1,085	732,306
3.55%, 09/15/55		7,736	5,161,797
3.65%, 09/15/59		16,657	11,149,045
3.85%, 06/01/60		2,628	1,823,205
Axtel SAB de CV
6.38%, 11/14/24(a)		1,258	1,025,899
6.38%, 11/14/24(e)		400	326,200
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(e)		657	524,491
Connect Finco S.a.r.l/Connect U.S. Finco LLC, 6.75%, 10/01/26(a)		6,610	6,125,880
Deutsche Telekom International Finance BV, 3.60%, 01/19/27(a)		2,793	2,644,934
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.
8.75%, 05/25/24(a)		554	475,606
(6.00% Cash and 7.00% PIK), 13.00%, 12/31/25(a)(l)		337	175,353
8.00%, 12/31/26(a)		221	97,926
Frontier Communications Holdings LLC
5.88%, 10/15/27(a)		7,914	7,348,703
5.00%, 05/01/28(a)		6,727	5,866,079
6.75%, 05/01/29(a)		3,102	2,566,161
8.75%, 05/15/30(a)		4,097	4,165,623
Frontier Florida LLC, Series E, 6.86%, 02/01/28		5,015	4,617,962
Frontier North, Inc., Series G, 6.73%, 02/15/28		1,500	1,380,000
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(a)		1,316	942,420
Lumen Technologies, Inc., 5.13%, 12/15/26(a)		250	217,325
Oi SA, (10.00% Cash or 12.00% (8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(l)		668	111,806
Verizon Communications, Inc.
3.15%, 03/22/30		12,680	11,181,744
1.50%, 09/18/30		10,660	8,287,448
1.68%, 10/30/30		4,722	3,680,661
7.75%, 12/01/30		1,970	2,278,012
1.75%, 01/20/31		15,565	12,075,925
2.55%, 03/21/31		19,520	16,052,439
2.36%, 03/15/32		11,322	8,974,973
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
4.40%, 11/01/34	USD	2,334	$ 2,143,207
5.25%, 03/16/37		4,250	4,196,777
2.65%, 11/20/40		16,000	10,799,741
3.40%, 03/22/41		4,487	3,373,786
4.86%, 08/21/46		5,792	5,191,698
2.88%, 11/20/50		5,166	3,238,872
2.99%, 10/30/56		2,170	1,323,917
3.00%, 11/20/60		8,147	4,850,907
			201,333,865
Electric Utilities — 2.3%
AEP Texas, Inc.
3.95%, 06/01/28		8,470	7,942,433
2.10%, 07/01/30		2,906	2,355,893
3.80%, 10/01/47		2,473	1,796,854
3.45%, 05/15/51		2,926	2,063,280
5.25%, 05/15/52		4,237	4,051,731
Series H, 3.45%, 01/15/50		1,475	1,042,020
AEP Transmission Co. LLC
3.80%, 06/15/49		2,302	1,793,061
3.15%, 09/15/49		3,515	2,431,932
Series M, 3.65%, 04/01/50		2,161	1,648,194
Alabama Power Co., 3.75%, 03/01/45		6,806	5,287,620
American Transmission Systems, Inc., 2.65%, 01/15/32(a)		6,624	5,436,063
Baltimore Gas & Electric Co.
3.50%, 08/15/46		3,629	2,691,229
4.25%, 09/15/48		2,200	1,843,996
3.20%, 09/15/49		3,823	2,689,301
2.90%, 06/15/50		4,364	2,883,831
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31		3,260	2,703,200
3.95%, 03/01/48		532	435,474
4.25%, 02/01/49		3,381	2,939,379
2.90%, 07/01/50		96	64,546
3.35%, 04/01/51		4,969	3,656,643
4.85%, 10/01/52		5,792	5,526,622
Commonwealth Edison Co.
4.00%, 03/01/49		2,790	2,256,603
3.20%, 11/15/49		683	485,600
3.13%, 03/15/51		6,727	4,641,586
2.75%, 09/01/51		897	574,019
Consolidated Edison Co. of New York, Inc., 6.15%, 11/15/52		14,016	15,004,679
DTE Electric Co.
3.95%, 03/01/49		3,229	2,645,966
3.25%, 04/01/51		3,142	2,247,903
Series A, 4.05%, 05/15/48		5,713	4,747,719
Series B, 3.65%, 03/01/52		4,892	3,779,939
Duke Energy Carolinas LLC
3.95%, 11/15/28		3,266	3,133,665
3.75%, 06/01/45		2,487	1,929,441
3.88%, 03/15/46		3,795	2,984,217
3.70%, 12/01/47		5,364	4,080,608
3.95%, 03/15/48		2,248	1,798,411
3.45%, 04/15/51		873	637,210
Duke Energy Corp.
5.00%, 12/08/25		4,895	4,884,393
4.30%, 03/15/28		11,119	10,698,965
Duke Energy Florida LLC
2.50%, 12/01/29		21,814	18,642,586
5.95%, 11/15/52		302	321,419

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Duke Energy Progress LLC
3.45%, 03/15/29	USD	12,906	$ 11,880,172
2.50%, 08/15/50		5,236	3,141,781
Edison International
4.95%, 04/15/25		1,988	1,955,002
6.95%, 11/15/29		13,308	13,897,295
Entergy Louisiana LLC
4.20%, 09/01/48		7,609	6,225,938
4.75%, 09/15/52		3,323	2,981,669
Entergy Mississippi LLC, 2.85%, 06/01/28		2,529	2,245,050
Exelon Corp.
5.10%, 06/15/45		4,023	3,740,911
4.45%, 04/15/46		4,130	3,488,623
4.70%, 04/15/50		125	108,883
4.10%, 03/15/52(a)		1,040	831,026
FirstEnergy Corp.
2.05%, 03/01/25		1,392	1,285,101
Series B, 4.40%, 07/15/27		9,423	8,765,731
Series B, 2.25%, 09/01/30		2,734	2,169,976
Series C, 3.40%, 03/01/50		5,338	3,522,012
FirstEnergy Transmission LLC
4.35%, 01/15/25(a)		1,770	1,724,754
4.55%, 04/01/49(a)		11,626	9,407,160
Florida Power & Light Co.
3.70%, 12/01/47		5,233	4,195,318
3.95%, 03/01/48		1,945	1,605,189
3.99%, 03/01/49		6,574	5,511,500
3.15%, 10/01/49		11,727	8,446,706
2.88%, 12/04/51		2,535	1,700,083
Generacion Mediterranea SA/Central Termica Roca SA, 9.88%, 12/01/27(a)		2,088	1,299,047
India Green Power Holdings, 4.00%, 02/22/27(e)		423	360,608
MidAmerican Energy Co.
3.10%, 05/01/27		390	365,125
3.65%, 04/15/29		12,859	12,022,699
3.65%, 08/01/48		3,347	2,626,212
4.25%, 07/15/49		7,010	5,946,098
2.70%, 08/01/52		2,581	1,652,499
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(a)		473	445,101
Northern States Power Co.
2.90%, 03/01/50		2,475	1,692,812
3.20%, 04/01/52		2,780	1,976,491
4.50%, 06/01/52		1,828	1,656,141
NRG Energy, Inc., 2.45%, 12/02/27(a)		14,874	12,323,925
NSTAR Electric Co., 3.95%, 04/01/30		2,403	2,258,925
Ohio Power Co.
4.00%, 06/01/49		3,666	2,891,066
Series Q, 1.63%, 01/15/31		2,459	1,902,748
Series R, 2.90%, 10/01/51		2,959	1,925,184
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28		7,874	7,425,701
3.80%, 09/30/47		2,314	1,873,557
4.60%, 06/01/52(a)		10,001	9,141,826
Pacific Gas & Electric Co., 4.95%, 07/01/50		5,811	4,502,599
PECO Energy Co.
3.05%, 03/15/51		6,614	4,518,082
4.38%, 08/15/52		2,911	2,560,529
Public Service Electric & Gas Co.
3.65%, 09/01/28		2,811	2,645,435
4.90%, 12/15/32		5,515	5,524,874
Security		Par (000)	Value
Electric Utilities (continued)
Public Service Electric & Gas Co.
3.85%, 05/01/49	USD	3,410	$ 2,698,048
Southern California Edison Co.
2.25%, 06/01/30		15,946	13,132,418
5.95%, 11/01/32		10,405	10,993,912
Southwestern Public Service Co.
3.75%, 06/15/49		3,172	2,427,185
3.15%, 05/01/50		4,815	3,320,842
Tampa Electric Co., 4.45%, 06/15/49		2,671	2,203,731
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(a)		18,145	17,514,784
Vistra Operations Co. LLC, 5.13%, 05/13/25(a)		8,327	8,141,474
Wisconsin Power & Light Co., 1.95%, 09/16/31		844	662,105
			396,239,894
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28(a)		1,307	1,110,950
Equity Real Estate Investment Trusts (REITs) — 2.0%
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/32		2,511	1,922,702
1.88%, 02/01/33		6,621	4,923,045
2.95%, 03/15/34		8,965	7,266,191
American Tower Corp.
2.95%, 01/15/25		714	680,982
3.95%, 03/15/29		4,214	3,884,703
3.80%, 08/15/29		18,427	16,716,481
2.90%, 01/15/30		1,935	1,638,685
3.10%, 06/15/50		1,087	683,985
Boston Properties LP, 6.75%, 12/01/27		679	700,121
Crown Castle International Corp.
4.45%, 02/15/26		2,370	2,316,089
3.30%, 07/01/30		7,603	6,651,053
Crown Castle, Inc.
3.70%, 06/15/26		1,551	1,474,745
3.80%, 02/15/28		7,798	7,247,199
4.30%, 02/15/29		3,081	2,909,510
3.10%, 11/15/29		8,664	7,551,943
2.25%, 01/15/31		3,936	3,157,585
2.10%, 04/01/31		6,538	5,152,882
2.50%, 07/15/31		7,377	5,944,802
Digital Dutch Finco BV
1.50%, 03/15/30(e)	EUR	6,150	5,139,399
1.00%, 01/15/32(e)		5,050	3,777,240
Equinix, Inc.
3.20%, 11/18/29	USD	14,000	12,185,898
2.15%, 07/15/30		15,236	12,120,836
2.50%, 05/15/31		15,050	12,092,545
3.90%, 04/15/32		16,887	15,003,140
GLP Capital LP/GLP Financing II, Inc.
3.35%, 09/01/24		4,580	4,389,197
5.75%, 06/01/28		7,026	6,889,201
5.30%, 01/15/29		4,962	4,695,739
4.00%, 01/15/30		13,929	12,199,214
4.00%, 01/15/31		10,844	9,301,983
3.25%, 01/15/32		15,369	12,285,745
Kimco Realty Corp., 4.60%, 02/01/33		2,434	2,225,931
National Retail Properties, Inc.
2.50%, 04/15/30		5,795	4,697,214
3.50%, 04/15/51		6,750	4,513,927
3.00%, 04/15/52		2,489	1,481,094
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(a)		5,230	4,427,195

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Prologis LP
2.25%, 04/15/30	USD	2,348	$ 1,956,152
1.75%, 02/01/31		12,762	10,046,168
4.63%, 01/15/33		3,950	3,823,865
Realty Income Corp., 3.25%, 01/15/31		6,343	5,500,434
Service Properties Trust
4.50%, 06/15/23		7,725	7,591,295
4.35%, 10/01/24		1,098	998,161
4.50%, 03/15/25		2,791	2,407,368
7.50%, 09/15/25		3,867	3,684,963
5.50%, 12/15/27		790	680,318
Sonder Holdings, Inc., 7.26%, 01/19/27(d)		9,078	8,182,391
VICI Properties LP
4.75%, 02/15/28		2,066	1,959,947
4.95%, 02/15/30		10,595	10,085,564
5.13%, 05/15/32		5,971	5,528,847
5.63%, 05/15/52		2,182	1,930,132
VICI Properties LP/VICI Note Co., Inc.
4.50%, 09/01/26(a)		7,060	6,644,007
4.25%, 12/01/26(a)		19,488	18,180,817
5.75%, 02/01/27(a)		11,964	11,662,039
3.75%, 02/15/27(a)		14,961	13,580,773
4.63%, 12/01/29(a)		7,308	6,650,280
4.13%, 08/15/30(a)		2,288	2,002,378
WP Carey, Inc., 2.40%, 02/01/31		7,500	5,975,773
XHR LP, 4.88%, 06/01/29(a)		804	658,578
			337,978,451
Food & Staples Retailing — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 02/15/28(a)		689	655,019
CVS Health Corp.
3.75%, 04/01/30		14,986	13,587,249
1.75%, 08/21/30		4,461	3,515,674
5.13%, 07/20/45		19,418	17,697,658
Frigorifico Concepcion SA, 7.70%, 07/21/28(a)		796	636,452
			36,092,052
Food Products — 0.0%
BRF GmbH, 4.35%, 09/29/26(a)		1,122	1,014,218
Gruma SAB de CV, 4.88%, 12/01/24(e)		754	744,952
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(e)		636	621,801
Kernel Holding SA
6.50%, 10/17/24(e)		550	240,728
6.75%, 10/27/27(e)		200	82,000
Knight Castle Investments Ltd., 7.99%, 01/23/23(e)(f)(j)		700	490,000
			3,193,699
Gas Utilities — 0.0%
Atmos Energy Corp.
4.13%, 10/15/44		63	51,689
4.30%, 10/01/48		274	230,301
4.13%, 03/15/49		219	179,099
ONE Gas, Inc., 2.00%, 05/15/30		2,235	1,817,237
Piedmont Natural Gas Co., Inc., 2.50%, 03/15/31		4,889	3,987,484
Promigas SA ESP/Gases del Pacifico SAC
3.75%, 10/16/29(a)		1,027	835,721
3.75%, 10/16/29(e)		730	594,038
			7,695,569
Health Care Equipment & Supplies — 0.2%
Baxter International, Inc., 1.92%, 02/01/27		3,391	3,006,417
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
GE HealthCare Technologies, Inc., 5.60%, 11/15/25(a)	USD	14,675	$ 14,765,415
Medline Borrower LP, 3.88%, 04/01/29(a)		10,201	8,221,598
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31		3,323	2,691,196
4.95%, 11/21/32		9,172	9,301,322
			37,985,948
Health Care Providers & Services — 0.8%
Aetna, Inc., 4.50%, 05/15/42		2,558	2,206,351
Elevance Health, Inc.
3.60%, 03/15/51		2,273	1,699,048
6.10%, 10/15/52		4,965	5,293,045
HCA, Inc.
5.38%, 02/01/25		4,795	4,789,195
5.25%, 04/15/25		16,196	16,101,627
5.25%, 06/15/26		16,101	15,906,653
5.63%, 09/01/28		1,754	1,744,059
5.88%, 02/01/29		392	390,775
3.50%, 09/01/30		25,259	21,785,287
2.38%, 07/15/31		11,835	9,212,699
3.63%, 03/15/32(a)		6,210	5,254,614
3.50%, 07/15/51		3,264	2,094,076
Humana, Inc.
0.65%, 08/03/23		4,680	4,559,302
5.75%, 03/01/28		681	695,324
5.88%, 03/01/33		1,500	1,548,455
Select Medical Corp., 6.25%, 08/15/26(a)		15,281	14,529,633
Tenet Healthcare Corp.
4.63%, 06/15/28(a)		511	457,213
4.25%, 06/01/29(a)		4,997	4,328,901
4.38%, 01/15/30(a)		4,768	4,127,014
UnitedHealth Group, Inc.
3.05%, 05/15/41		2,595	1,949,955
4.63%, 11/15/41		1,926	1,774,976
4.75%, 07/15/45		2,474	2,316,727
3.75%, 10/15/47		1,148	912,830
4.45%, 12/15/48		2,372	2,105,836
3.25%, 05/15/51		3,553	2,542,304
4.75%, 05/15/52		4,406	4,066,679
4.95%, 05/15/62		1,857	1,737,934
6.05%, 02/15/63		2,930	3,179,457
			137,309,969
Hotels, Restaurants & Leisure — 0.2%
Affinity Gaming, 6.88%, 12/15/27(a)		2,092	1,773,679
Caesars Entertainment, Inc., 8.13%, 07/01/27(a)		4,331	4,255,424
Carrols Restaurant Group, Inc., 5.88%, 07/01/29(a)		1,290	904,112
Freed Corp., 10.00%, 12/01/23(d)		7,062	6,797,300
Full House Resorts, Inc., 8.25%, 02/15/28(a)		1,565	1,385,510
Grupo Posadas SAB de CV, (4.00% Cash and 6.00% PIK), 4.00%, 12/30/27(e)(l)		787	620,629
Marriott Ownership Resorts, Inc., 6.13%, 09/15/25(a)		1,941	2,000,453
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)		3,762	3,200,951
REXLot Holdings Ltd., 4.50%, 04/17/19(e)(f)(i)(j)	HKD	1,161	1,487
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25(a)	USD	1,098	1,042,382
Wynn Macau Ltd., 4.88%, 10/01/24(a)		253	237,694

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.75%, 04/15/25(a)	USD	5,371	$ 5,341,225
5.13%, 10/01/29(a)		2,627	2,251,681
			29,812,527
Household Durables — 0.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.
6.63%, 01/15/28(a)		6,260	5,507,673
4.63%, 08/01/29(a)		1,198	959,275
4.63%, 04/01/30(a)		3,054	2,451,171
Beazer Homes U.S.A., Inc., 7.25%, 10/15/29		4,961	4,412,729
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)		1,551	1,211,905
Century Communities, Inc., 6.75%, 06/01/27		5,674	5,413,587
Homes by West Bay LLC, 9.50%, 04/30/27(d)		7,801	7,089,549
M/I Homes, Inc., 4.95%, 02/01/28		5,263	4,675,965
Mattamy Group Corp.
5.25%, 12/15/27(a)		2,811	2,492,888
4.63%, 03/01/30(a)		3,535	2,864,991
New Home Co., Inc., 7.25%, 10/15/25(a)		1,272	1,087,560
TRI Pointe Group, Inc.
5.25%, 06/01/27		2,378	2,122,912
5.70%, 06/15/28		333	301,647
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)		1,891	1,588,895
			42,180,747
Household Products — 0.0%
Clorox Co., 1.80%, 05/15/30		416	331,206
SC Johnson & Son, Inc., 3.35%, 09/30/24(a)		535	515,227
			846,433
Independent Power and Renewable Electricity Producers — 0.1%
Adani Green Energy Ltd., 4.38%, 09/08/24(e)		895	808,465
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(e)		200	175,000
Continuum Energy Levanter Pte Ltd.
4.50%, 02/09/27(a)		1,052	949,134
4.50%, 02/09/27(e)		299	269,809
Genneia SA, 8.75%, 09/02/27(a)		504	488,756
NRG Energy, Inc.
5.75%, 01/15/28		685	642,989
4.45%, 06/15/29(a)		2,283	2,018,967
SCC Power PLC
(8.00% cash or 4.00% cash and 4.00% PIK), 8.00%, 12/31/28(a)(l)		2,693	931,899
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32(a)(l)		2,001	59,680
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(e)		405	382,419
Stem, Inc., 0.50%, 12/01/28(a)(i)		622	391,114
Talen Energy Supply LLC
7.25%, 05/15/27(a)(f)(j)		4,980	5,154,300
6.63%, 01/15/28(a)(f)(j)		6,725	6,876,312
			19,148,844
Insurance — 0.2%
Ambac Assurance Corp., 5.10%(a)(k)		462	647,084
American International Group, Inc., 4.75%, 04/01/48		4,486	4,000,275
Aon Corp.
4.50%, 12/15/28		4,331	4,177,321
Security		Par (000)	Value
Insurance (continued)
Aon Corp.
3.75%, 05/02/29	USD	9,063	$ 8,360,107
Marsh & McLennan Cos., Inc., 2.25%, 11/15/30		11,287	9,240,352
			26,425,139
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.
4.70%, 12/01/32		9,265	9,170,739
4.05%, 08/22/47		1,887	1,617,998
2.50%, 06/03/50		13,994	8,819,171
3.95%, 04/13/52		6,000	4,966,095
4.25%, 08/22/57		3,130	2,688,411
eBay, Inc., 6.30%, 11/22/32		7,814	8,119,022
			35,381,436
IT Services — 0.7%
Atento Luxco 1 SA
8.00%, 02/10/26(a)		945	505,162
8.00%, 02/10/26(e)		320	171,060
Fidelity National Information Services, Inc., 1.00%, 12/03/28	EUR	8,775	7,808,979
Fiserv, Inc., 3.80%, 10/01/23	USD	520	514,459
Gen Digital, Inc.
6.75%, 09/30/27(a)		500	490,000
7.13%, 09/30/30(a)		500	491,250
Global Payments, Inc.
4.00%, 06/01/23		2,340	2,325,856
2.65%, 02/15/25		2,144	2,017,170
1.20%, 03/01/26		16,841	14,679,580
4.80%, 04/01/26		12,057	11,731,279
2.15%, 01/15/27		12,569	10,964,583
4.95%, 08/15/27		8,160	7,915,222
4.45%, 06/01/28		5,654	5,260,759
3.20%, 08/15/29		15,113	12,846,827
5.30%, 08/15/29		3,820	3,693,063
2.90%, 05/15/30		14,816	12,139,747
International Business Machines Corp.
4.70%, 02/19/46		3,117	2,757,790
3.43%, 02/09/52		4,126	2,901,085
Leidos, Inc.
2.95%, 05/15/23		585	580,329
4.38%, 05/15/30		1,979	1,784,581
2.30%, 02/15/31		11,100	8,503,216
Sabre GLBL, Inc.
9.25%, 04/15/25(a)		4,500	4,482,571
7.38%, 09/01/25(a)		1,000	961,040
11.25%, 12/15/27(a)		1,250	1,287,156
			116,812,764
Leisure Products — 0.0%
Hasbro, Inc., 5.10%, 05/15/44		59	50,227
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.
2.75%, 09/15/29		1,987	1,713,341
2.10%, 06/04/30		2,089	1,690,286
Thermo Fisher Scientific, Inc., 4.10%, 08/15/47		276	240,061
			3,643,688
Machinery — 0.0%
HTA Group Ltd., 7.00%, 12/18/25(a)		1,145	1,051,110
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)		5,290	4,695,087
			5,746,197

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/42	USD	6,773	$ 4,339,844
5.38%, 05/01/47		11,668	9,152,876
5.13%, 07/01/49		13,792	10,428,986
4.80%, 03/01/50		13,728	9,965,829
3.90%, 06/01/52		7,613	4,779,643
6.83%, 10/23/55		5,998	5,533,376
3.85%, 04/01/61		5,724	3,310,535
4.40%, 12/01/61		8,165	5,222,933
3.95%, 06/30/62		13,755	8,114,075
Comcast Corp.
2.65%, 02/01/30		17,261	14,932,814
4.25%, 10/15/30		6,088	5,824,095
1.95%, 01/15/31		8,326	6,729,763
1.50%, 02/15/31		5,092	3,964,634
5.50%, 11/15/32		7,534	7,855,650
4.25%, 01/15/33		9,904	9,335,087
7.05%, 03/15/33		2,493	2,871,182
4.40%, 08/15/35		4,702	4,376,260
3.75%, 04/01/40		3,660	3,018,493
3.40%, 07/15/46		3,610	2,643,928
3.97%, 11/01/47		3,092	2,470,132
2.94%, 11/01/56		1,085	670,991
2.99%, 11/01/63		2,170	1,312,105
Cox Communications, Inc.
3.15%, 08/15/24(a)		6,590	6,341,986
2.95%, 10/01/50(a)		4,070	2,440,173
3.60%, 06/15/51(a)		4,893	3,354,395
CSC Holdings LLC, 5.25%, 06/01/24		1,085	1,010,151
Discovery Communications LLC
1.90%, 03/19/27	EUR	6,884	6,649,241
4.00%, 09/15/55	USD	2,181	1,310,501
FactSet Research Systems, Inc., 3.45%, 03/01/32		12,321	10,329,948
Grupo Televisa SAB, 6.63%, 01/15/40		313	321,764
Interpublic Group of Cos., Inc., 4.75%, 03/30/30		2,682	2,530,195
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(a)		3,354	1,944,639
Maxar Technologies, Inc., 7.75%, 06/15/27(a)		1,145	1,188,777
Meta Platforms, Inc., 4.45%, 08/15/52		19,679	15,637,932
Nexstar Broadcasting, Inc., 4.75%, 11/01/28(a)		2,573	2,225,645
Omnicom Group, Inc., 2.45%, 04/30/30		2,255	1,867,641
Paramount Global
6.88%, 04/30/36		3,843	3,731,065
5.85%, 09/01/43		2,972	2,467,907
TWDC Enterprises 18 Corp., 3.00%, 07/30/46		2,572	1,795,867
Univision Communications, Inc., 7.38%, 06/30/30(a)		640	611,648
VTR Comunicaciones SpA, 5.13%, 01/15/28(a)		568	349,782
Walt Disney Co., 2.75%, 09/01/49		7,380	4,881,095
Warnermedia Holdings, Inc., 3.43%, 03/15/24(a)		3,115	3,023,943
			200,867,526
Metals & Mining — 0.5%
Anglo American Capital PLC
4.75%, 04/10/27(a)		2,400	2,305,200
4.00%, 09/11/27(a)		9,704	9,120,547
4.50%, 03/15/28(a)		9,564	9,076,834
2.25%, 03/17/28(a)		5,630	4,759,109
3.88%, 03/16/29(a)		12,746	11,463,434
5.63%, 04/01/30(a)		10,748	10,642,885
2.63%, 09/10/30(a)		10,328	8,396,664
Security		Par (000)	Value
Metals & Mining (continued)
Anglo American Capital PLC
2.88%, 03/17/31(a)	USD	2,697	$ 2,207,832
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		991	859,878
CSN Resources SA, 5.88%, 04/08/32(a)		1,277	1,066,295
First Quantum Minerals Ltd.
6.50%, 03/01/24(a)		250	245,092
7.50%, 04/01/25(a)		1,040	1,011,920
6.88%, 03/01/26(a)		1,350	1,276,425
Freeport-McMoRan, Inc., 3.88%, 03/15/23		4,449	4,437,036
Fresnillo PLC, 4.25%, 10/02/50(e)		1,120	879,760
GUSAP III LP, 4.25%, 01/21/30(e)		887	819,533
Industrias Penoles SAB de CV
5.65%, 09/12/49(e)		466	435,797
4.75%, 08/06/50(e)		466	384,100
Metinvest BV
8.50%, 04/23/26(a)		223	115,514
8.50%, 04/23/26(e)		550	284,900
7.65%, 10/01/27(e)		263	134,952
Minera Mexico SA de CV, 4.50%, 01/26/50(e)		657	496,979
Newmont Corp.
2.80%, 10/01/29		5,087	4,324,637
2.25%, 10/01/30		6,729	5,408,365
Nucor Corp., 3.95%, 05/01/28		8,733	8,249,824
Periama Holdings LLC, 5.95%, 04/19/26(e)		425	395,330
Stillwater Mining Co., 4.00%, 11/16/26(e)		440	386,732
Vedanta Resources Finance II PLC, 8.95%, 03/11/25(a)		1,885	1,274,731
Vedanta Resources Ltd., 6.13%, 08/09/24(a)		669	422,432
			90,882,737
Multi-Utilities — 0.3%
Ameren Illinois Co.
3.80%, 05/15/28		3,603	3,435,701
3.25%, 03/15/50		3,444	2,464,921
Baltimore Gas & Electric Co.
3.75%, 08/15/47		5,433	4,189,792
4.55%, 06/01/52		4,205	3,713,747
CenterPoint Energy Resources Corp., 1.75%, 10/01/30		2,349	1,851,901
Consumers Energy Co.
3.75%, 02/15/50		5,099	3,973,428
3.50%, 08/01/51		4,324	3,256,624
Pacific Gas & Electric Co.
3.85%, 11/15/23		3,065	3,021,173
3.25%, 02/16/24		154	150,312
4.95%, 06/08/25		2,000	1,969,129
5.45%, 06/15/27		1,820	1,794,718
5.90%, 06/15/32		2,310	2,254,075
4.50%, 07/01/40		6,978	5,453,381
3.50%, 08/01/50		1,122	696,892
Virginia Electric & Power Co., 4.00%, 01/15/43		7,466	6,037,020
			44,262,814
Oil, Gas & Consumable Fuels — 3.2%
AI Candelaria Spain SA, 7.50%, 12/15/28(e)		633	599,578
Atmos Energy Corp., 2.85%, 02/15/52		1,088	704,040
Boardwalk Pipelines LP, 3.60%, 09/01/32		2,103	1,740,225
BP Capital Markets America, Inc.
2.77%, 11/10/50		2,787	1,779,269
3.00%, 03/17/52		3,808	2,510,145
Buckeye Partners LP
4.35%, 10/15/24		2,500	2,407,034
4.13%, 03/01/25(a)		1,160	1,104,789

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Cameron LNG LLC
3.30%, 01/15/35(a)	USD	16,131	$ 12,987,341
3.40%, 01/15/38(a)		12,436	10,096,496
3.70%, 01/15/39(a)		1,863	1,475,716
Cenovus Energy, Inc., 6.75%, 11/15/39		2,652	2,751,615
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25		9,029	9,083,842
5.13%, 06/30/27		23,677	23,391,174
2.74%, 12/31/39		14,224	10,998,909
Cheniere Energy Partners LP
4.50%, 10/01/29		14,000	12,589,100
3.25%, 01/31/32		17,927	14,246,708
Chesapeake Energy Corp.
0.00%, 02/15/26(d)(f)(j)		9,090	1
0.00%, 06/15/26(d)(f)(j)		425	—
0.00%, 08/15/26(d)(f)(j)		623	—
Colgate Energy Partners III LLC, 5.88%, 07/01/29(a)		1,443	1,239,336
Devon Energy Corp.
8.25%, 08/01/23		2,833	2,871,572
5.85%, 12/15/25		1,567	1,595,283
5.25%, 10/15/27		2,758	2,729,125
5.88%, 06/15/28		5,206	5,265,243
4.50%, 01/15/30		3,495	3,253,822
4.75%, 05/15/42		7,790	6,594,131
Diamondback Energy, Inc.
3.25%, 12/01/26		17,460	16,239,496
3.50%, 12/01/29		55,968	49,101,925
3.13%, 03/24/31		10,900	9,025,866
4.40%, 03/24/51		4,040	3,077,600
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(a)		7,821	7,481,960
EIG Pearl Holdings Sarl, 4.39%, 11/30/46(a)		3,311	2,534,571
Energy Transfer LP
3.60%, 02/01/23		5,732	5,720,982
7.60%, 02/01/24		1,907	1,938,720
4.25%, 04/01/24		7,397	7,263,849
3.90%, 05/15/24		5,610	5,463,699
4.05%, 03/15/25		2,850	2,760,494
5.95%, 12/01/25		4,641	4,705,910
6.50%, 02/01/42		6,240	6,167,478
6.10%, 02/15/42		2,093	1,919,127
5.30%, 04/15/47		5,408	4,499,395
6.25%, 04/15/49		2,332	2,168,467
5.00%, 05/15/50		17,436	13,930,158
Series 5Y, 4.20%, 09/15/23		2,868	2,849,998
Enterprise Products Operating LLC
4.15%, 10/16/28		3,418	3,236,514
3.13%, 07/31/29		2,568	2,260,989
2.80%, 01/31/30		3,251	2,761,804
5.95%, 02/01/41		5,000	5,009,192
3.20%, 02/15/52		5,335	3,495,740
EQT Corp.
3.90%, 10/01/27		3,907	3,606,807
5.70%, 04/01/28		6,055	6,022,464
Hammerhead Resources, Inc., Series AI, 9.00%, 07/10/24(d)		1,653	1,652,868
HF Sinclair Corp., 5.88%, 04/01/26		2,625	2,627,204
Kinder Morgan Energy Partners LP
6.50%, 02/01/37		2,734	2,754,695
6.95%, 01/15/38		2,323	2,457,772
6.50%, 09/01/39		3,000	3,023,283
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP
6.55%, 09/15/40	USD	5,037	$ 5,048,301
7.50%, 11/15/40		346	377,325
5.00%, 03/01/43		3,319	2,834,903
5.50%, 03/01/44		4,979	4,502,293
Marathon Petroleum Corp.
5.85%, 12/15/45		1,915	1,733,059
5.00%, 09/15/54		519	433,095
MC Brazil Downstream Trading S.a.r.l, 7.25%, 06/30/31(a)		1,464	1,201,395
NGPL PipeCo LLC
4.88%, 08/15/27(a)		7,707	7,319,742
3.25%, 07/15/31(a)		14,047	11,425,872
Northwest Pipeline LLC, 4.00%, 04/01/27		16,671	15,758,678
Odebrecht Offshore Drilling Finance Ltd., (7.72% Cash or 7.72% PIK), 7.72%, 12/01/26(a)(l)		1	210
Pioneer Natural Resources Co., 1.90%, 08/15/30		3,566	2,792,608
Puma International Financing SA
5.13%, 10/06/24(a)		978	904,650
5.00%, 01/24/26(e)		994	855,026
Sabine Pass Liquefaction LLC
5.75%, 05/15/24		25,601	25,607,183
5.63%, 03/01/25		24,829	24,864,069
5.88%, 06/30/26		22,510	22,776,557
5.90%, 09/15/37(a)		3,305	3,307,287
Shelf Drilling Holdings Ltd., 8.88%, 11/15/24(a)		436	426,190
Shelf Drilling North Sea Holdings Ltd., 10.25%, 10/31/25(a)		4,473	4,428,270
Sitio Royalties Corp., 10.05%, 09/21/26(d)		12,451	12,218,166
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30		3,530	3,064,217
Tap Rock Resources LLC, 7.00%, 10/01/26(a)		8,393	7,806,329
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27		1,726	1,736,943
5.00%, 01/15/28		7,977	7,609,728
4.00%, 01/15/32		3,600	3,029,004
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37		37	40,241
Texas Eastern Transmission LP
3.50%, 01/15/28(a)		9,413	8,556,392
7.00%, 07/15/32		937	1,022,651
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26		17,504	18,681,406
4.00%, 03/15/28		13,905	13,046,409
4.60%, 03/15/48		5,526	4,592,755
3.95%, 05/15/50		4,842	3,681,821
Williams Cos., Inc.
4.90%, 01/15/45		3,798	3,229,374
5.10%, 09/15/45		1,898	1,659,562
3.50%, 10/15/51		2,367	1,610,868
			545,956,100
Paper & Forest Products — 0.0%
Suzano Austria GmbH
5.75%, 07/14/26(a)		353	353,949
5.00%, 01/15/30		551	515,460
3.75%, 01/15/31		400	333,950
3.13%, 01/15/32		1,180	918,925
			2,122,284

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals — 0.2%
Bausch Health Cos., Inc., 5.50%, 11/01/25(a)	USD	1,085	$ 921,726
Bristol-Myers Squibb Co., 3.70%, 03/15/52		4,421	3,438,896
Merck & Co., Inc., 2.35%, 06/24/40		2,681	1,865,049
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23		1,825	1,793,497
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28		8,705	8,630,743
2.05%, 03/31/30		17,859	14,577,397
Viatris, Inc., 4.00%, 06/22/50		1,094	674,055
			31,901,363
Real Estate Management & Development — 0.1%
Agile Group Holdings Ltd.
7.88% (e)(k)		238	57,715
5.75%, 01/02/25(e)		200	104,966
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)		1,567	1,418,918
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(e)		868	823,678
China Aoyuan Group Ltd., 8.50%, 01/23/22(e)(f)(j)		362	28,960
China Evergrande Group
11.50%, 01/22/23(e)(f)(j)		2,077	141,885
10.00%, 04/11/23(e)(f)(j)		600	40,425
China SCE Group Holdings Ltd.
7.38%, 04/09/24(e)		381	186,690
5.95%, 09/29/24(e)		277	117,379
Country Garden Holdings Co. Ltd., 2.70%, 07/12/26(e)		695	390,937
Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 03/21/23(e)		664	659,144
Fantasia Holdings Group Co. Ltd.
6.95%, 12/17/21(e)(f)(j)		465	36,038
11.75%, 04/17/22(e)(f)(j)		2,430	188,325
10.88%, 01/09/23(e)(f)(j)		2,657	205,918
11.88%, 06/01/23(e)(f)(j)		1,093	84,708
7.95%, 06/30/23(f)(j)		530	42,978
12.25%, 10/18/23(f)(j)		200	15,500
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)		4,330	3,639,889
Forestar Group, Inc.
3.85%, 05/15/26(a)		1,482	1,299,255
5.00%, 03/01/28(a)		3,502	3,004,592
Greenland Global Investment Ltd., 6.75%, 09/26/25(e)		325	123,500
Howard Hughes Corp., 5.38%, 08/01/28(a)		4,396	3,959,609
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28		2,681	2,216,890
Jingrui Holdings Ltd., 12.00%, 07/25/22(e)(f)(j)		800	73,599
Modern Land China Co. Ltd.
9.80%, 04/11/23(e)(f)(j)		1,544	88,780
11.50%, 11/13/23(f)(j)		593	36,247
11.95%, 03/04/24(e)(f)(j)		450	25,031
New Metro Global Ltd., 6.80%, 08/05/23(e)		249	225,345
Redsun Properties Group Ltd.
9.70%, 04/16/23(e)(f)(j)		1,771	163,818
10.50%, 10/03/23(f)(j)		600	58,500
RKPF Overseas 2019 A Ltd., 6.00%, 09/04/25(e)		345	274,448
RKPF Overseas 2020 A Ltd., 5.13%, 07/26/26(e)		400	279,000
Ronshine China Holdings Ltd.
7.35%, 12/15/23(e)(f)(j)		200	10,000
7.10%, 01/25/25(e)(f)(j)		2,283	114,150
Security		Par (000)	Value
Real Estate Management & Development (continued)
Sinic Holdings Group Co. Ltd., 10.50%, 06/18/23(f)(j)	USD	782	$ 7,820
Theta Capital Pte Ltd., 8.13%, 01/22/25(e)		500	376,969
Yango Justice International Ltd.
10.25%, 09/15/22(f)(j)		606	12,120
9.25%, 04/15/23(e)(f)(j)		305	4,575
8.25%, 11/25/23(e)(f)(j)		1,700	25,500
7.50%, 04/15/24(e)(f)(j)		1,482	22,230
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26(e)		200	164,250
			20,750,281
Road & Rail — 0.5%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40		3,968	4,151,325
3.30%, 09/15/51		14,199	10,334,267
CSX Corp.
4.30%, 03/01/48		5,959	5,058,199
3.35%, 09/15/49		2,236	1,608,716
4.25%, 11/01/66		3,597	2,820,607
Movida Europe SA, 5.25%, 02/08/31(e)		353	262,720
Norfolk Southern Corp.
2.30%, 05/15/31		2,132	1,751,982
3.05%, 05/15/50		4,801	3,215,626
4.05%, 08/15/52		9,784	7,836,820
3.70%, 03/15/53		5,911	4,437,943
4.55%, 06/01/53		3,080	2,677,085
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.95%, 03/10/25(a)		2,210	2,128,781
4.00%, 07/15/25(a)		6,435	6,156,754
1.20%, 11/15/25(a)		6,444	5,669,982
1.70%, 06/15/26(a)		9,334	8,165,263
5.88%, 11/15/27(a)		12,209	12,294,683
Union Pacific Corp.
3.95%, 08/15/59		2,062	1,607,036
3.84%, 03/20/60		6,208	4,795,566
3.55%, 05/20/61		3,563	2,593,419
2.97%, 09/16/62		7,923	5,089,249
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		2,359	2,238,898
			94,894,921
Semiconductors & Semiconductor Equipment — 1.2%
Applied Materials, Inc., 2.75%, 06/01/50		2,671	1,819,352
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28		7,875	7,164,209
Broadcom, Inc.
2.45%, 02/15/31(a)		3,438	2,707,833
4.15%, 04/15/32(a)		2,637	2,314,912
4.30%, 11/15/32		3,746	3,301,502
2.60%, 02/15/33(a)		3,961	2,973,116
3.42%, 04/15/33(a)		24,731	19,827,034
3.47%, 04/15/34(a)		12,120	9,668,518
3.14%, 11/15/35(a)		7,207	5,299,064
3.19%, 11/15/36(a)		2,432	1,746,876
4.93%, 05/15/37(a)		6,270	5,469,730
3.75%, 02/15/51(a)		1,087	750,442
Intel Corp., 3.73%, 12/08/47		10,296	7,716,067
KLA Corp.
4.10%, 03/15/29		4,900	4,727,756
5.00%, 03/15/49		2,871	2,675,692
3.30%, 03/01/50		11,251	8,147,345
5.25%, 07/15/62		8,208	7,881,929

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.
4.88%, 03/15/49	USD	2,990	$ 2,830,761
2.88%, 06/15/50		5,789	3,868,276
Marvell Technology, Inc., 4.20%, 06/22/23		1,890	1,879,045
Microchip Technology, Inc.
4.33%, 06/01/23		2,790	2,778,084
2.67%, 09/01/23		954	936,213
0.97%, 02/15/24		5,515	5,237,198
Micron Technology, Inc.
2.70%, 04/15/32		2,625	1,962,780
3.48%, 11/01/51		1,094	679,563
NVIDIA Corp., 3.50%, 04/01/50		2,845	2,147,285
NXP BV/NXP Funding LLC, 5.55%, 12/01/28		3,210	3,205,699
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.
4.30%, 06/18/29		16,413	15,207,670
3.40%, 05/01/30		18,026	15,494,474
2.50%, 05/11/31		15,303	12,049,200
2.65%, 02/15/32		13,918	10,828,204
5.00%, 01/15/33		7,184	6,741,142
3.25%, 11/30/51		1,094	681,233
QUALCOMM, Inc.
5.40%, 05/20/33		10,121	10,537,172
4.50%, 05/20/52		2,378	2,082,570
6.00%, 05/20/53		9,360	9,940,984
Skyworks Solutions, Inc., 0.90%, 06/01/23		2,570	2,519,161
TSMC Global Ltd., 4.63%, 07/22/32(a)		557	548,467
			206,346,558
Software — 1.0%
Autodesk, Inc., 2.40%, 12/15/31		2,505	2,001,053
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26		1,984	1,857,085
Cloud Software Group Holdings, Inc., 6.50%, 03/31/29(a)		2,878	2,424,085
Electronic Arts, Inc., 1.85%, 02/15/31		2,245	1,764,540
GoTo Group, Inc., 5.50%, 09/01/27(a)		12,500	6,722,774
Microsoft Corp., 2.92%, 03/17/52		7,279	5,149,898
Oracle Corp.
6.25%, 11/09/32		9,299	9,732,527
3.85%, 07/15/36		4,096	3,349,356
3.80%, 11/15/37		9,496	7,518,848
6.13%, 07/08/39		2,405	2,392,182
3.60%, 04/01/40		17,051	12,508,799
3.65%, 03/25/41(h)		26,811	19,791,702
4.13%, 05/15/45		12,066	9,099,835
4.00%, 07/15/46		6,377	4,647,164
4.00%, 11/15/47		18,547	13,555,924
3.60%, 04/01/50		25,290	17,026,914
3.95%, 03/25/51		7,562	5,387,466
3.85%, 04/01/60		1,087	722,240
Playtika Holding Corp., 4.25%, 03/15/29(a)		972	762,971
S&P Global, Inc., 4.75%, 08/01/28(a)		10,000	9,883,222
Salesforce, Inc., 3.05%, 07/15/61		4,176	2,651,656
ServiceNow, Inc., 1.40%, 09/01/30		13,747	10,516,683
Splunk, Inc., 1.13%, 06/15/27(i)		970	818,486
VMware, Inc.
1.80%, 08/15/28		4,049	3,306,336
2.20%, 08/15/31		14,881	11,292,654
			164,884,400
Specialty Retail — 0.2%
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52		1,094	705,277
Home Depot, Inc., 2.75%, 09/15/51		3,622	2,366,553
Security		Par (000)	Value
Specialty Retail (continued)
Lowe’s Cos., Inc.
1.70%, 09/15/28	USD	2,053	$ 1,724,331
3.65%, 04/05/29		13,903	12,845,416
4.50%, 04/15/30		2,508	2,403,543
1.70%, 10/15/30		3,974	3,107,678
2.80%, 09/15/41		3,000	2,041,504
3.00%, 10/15/50		1,087	691,483
SRS Distribution, Inc., 4.63%, 07/01/28(a)		859	761,478
			26,647,263
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc.
2.38%, 02/08/41		2,825	1,996,428
2.65%, 05/11/50		2,634	1,742,666
2.40%, 08/20/50		2,594	1,613,406
2.65%, 02/08/51		3,611	2,381,373
2.80%, 02/08/61		11,305	7,152,170
CA Magnum Holdings, 5.38%, 10/31/26(e)		400	362,052
Dell International LLC/EMC Corp.
4.90%, 10/01/26		11,061	10,887,332
8.35%, 07/15/46		552	628,873
3.45%, 12/15/51(a)		3,264	1,997,580
Hewlett Packard Enterprise Co., 6.35%, 10/15/45		1,227	1,223,781
HP, Inc., 6.00%, 09/15/41		3,064	2,939,785
Seagate HDD Cayman, 9.63%, 12/01/32(a)		1,475	1,617,780
Western Digital Corp.
1.50%, 02/01/24(i)		6,850	6,524,625
4.75%, 02/15/26		1,333	1,255,313
2.85%, 02/01/29		3,396	2,627,383
Xerox Holdings Corp., 5.00%, 08/15/25(a)		15,252	14,040,076
			58,990,623
Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co., 5.63%, 03/15/27(a)		220	211,028
Thrifts & Mortgage Finance — 0.1%
Freedom Mortgage Corp.
8.13%, 11/15/24(a)		4,549	4,185,080
8.25%, 04/15/25(a)		3,979	3,579,019
Nationstar Mortgage Holdings, Inc.
6.00%, 01/15/27(a)		793	709,735
5.50%, 08/15/28(a)		3,661	2,985,221
5.13%, 12/15/30(a)		3,283	2,535,584
5.75%, 11/15/31(a)		1,551	1,205,902
			15,200,541
Tobacco — 0.3%
Altria Group, Inc.
3.13%, 06/15/31	EUR	12,780	11,329,711
5.80%, 02/14/39	USD	8,015	7,390,368
3.40%, 02/04/41		3,201	2,123,053
4.50%, 05/02/43		4,038	3,031,510
3.70%, 02/04/51		2,201	1,378,532
BAT Capital Corp.
4.54%, 08/15/47		2,313	1,634,307
4.76%, 09/06/49		5,987	4,336,178
3.98%, 09/25/50		1,101	720,447
Philip Morris International, Inc.
5.13%, 11/17/27		19,117	19,256,619
1.45%, 08/01/39	EUR	10,050	6,152,965
Reynolds American, Inc., 5.85%, 08/15/45	USD	3,057	2,603,943
			59,957,633

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Transportation Infrastructure — 0.0%
Sabena Technics SAS, 0.01%, 09/30/29 (Acquired 10/28/22l, cost $7,384,015)(d)(f)(m)	EUR	7,533	$ 8,063,700
Wireless Telecommunication Services — 0.4%
Digicel Group Holdings Ltd., (5.00% Cash and 3.00% PIK or 8.00% PIK), 8.00%, 04/01/25(a)(l)	USD	1,101	281,260
Kenbourne Invest SA
6.88%, 11/26/24(a)		955	902,057
4.70%, 01/22/28(a)		720	560,610
Millicom International Cellular SA, 6.63%, 10/15/26(a)		495	490,916
Rogers Communications, Inc.
3.80%, 03/15/32(a)		18,315	15,804,994
4.35%, 05/01/49		3,350	2,561,231
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/28(a)		350	344,934
T-Mobile U.S.A., Inc.
3.38%, 04/15/29		19,289	16,989,163
3.88%, 04/15/30		26,576	24,072,933
3.30%, 02/15/51		1,630	1,087,768
3.40%, 10/15/52		1,628	1,093,933
3.60%, 11/15/60		1,094	722,338
			64,912,137
Total Corporate Bonds — 28.0% (Cost: $5,431,512,997)			4,831,768,714
Floating Rate Loan Interests
Air Freight & Logistics — 0.1%
EIS Group Ltd., Closing Date Term Loan, 11.32%, 07/10/28(c)(d)		12,826	12,472,879
EIS Group, Ltd., Revolving Loan, 0.00%, 07/10/28(c)(d)		0	—
			12,472,879
Airlines — 0.0%
Kestrel Bidco, Inc., Term Loan, (1 mo. LIBOR US + 3.00%, 1.00% Floor), 7.35%, 12/11/26(c)		3	2,365
Beverages — 0.0%
City Brewing Co. LLC, Closing Date Term Loan (First Lien), (1 mo. LIBOR US + 3.50%, 0.75% Floor), 7.79%, 04/05/28(c)		2,142	915,657
Naked Juice LLC, Initial Loan (Second Lien), (3 mo. CME Term SOFR US + 6.00%, 0.50% Floor), 10.68%, 01/24/30(c)		460	361,817
Triton Water Holdings, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.50%, 0.50% Floor), 8.23%, 03/31/28(c)		2,265	2,098,076
			3,375,550
Building Products — 0.0%
Cornerstone Building Brands, Inc., Tranche B Term Loan, (1 mo. LIBOR US + 3.25%, 0.50% Floor), 7.57%, 04/12/28(c)		2,283	2,040,491
Security		Par (000)	Value
Building Products (continued)
CP Iris Holdco I, Inc., Initial Term Loan (First Lien), (1 mo. LIBOR US + 3.50%, 0.50% Floor), 7.57%, 10/05/28(c)	USD	850	$ 755,093
TAMKO Building Products LLC, Initial Term Loan, (3 mo. LIBOR US + 3.00%, 0.00% Floor), 7.32%, 05/31/26(c)		3,679	3,546,024
			6,341,608
Chemicals — 0.2%
Aruba Investments Holdings LLC, Initial Dollar Term Loan (First Lien), (1 mo. LIBOR US + 4.00%, 0.75% Floor), 8.04%, 11/24/27(c)		2,475	2,398,381
Bakelite U.S. Holdco, Inc., Initial Loan, (3 mo. CME Term SOFR US + 4.00%, 0.50% Floor), 8.73%, 05/27/29(c)		7,422	6,883,631
Flexsys Holdings, Inc., Initial Term Loan (First Lien), (1 mo. LIBOR US + 5.25%, 0.75% Floor), 9.32%, 11/01/28(c)		2,295	1,864,411
LSF11 A5 Holdco LLC, Term Loan, (1 mo. SOFR US + 3.50%, 0.50% Floor), 7.70%, 10/13/28(c)		9,360	9,030,318
SCIH Salt Holdings, Inc., Incremental Term B-1 Loan (First Lien), (3 mo. LIBOR US + 4.00%, 0.75% Floor), 8.42%, 03/16/27(c)		5,105	4,949,941
			25,126,682
Commercial Services & Supplies — 0.2%
621 17th Street Operating Co. LLC (633 17th Street Operating Co. LLC), Loan, (1 mo. LIBOR US + 4.00%, 0.00% Floor), 0.00%, 11/15/23(c)(d)		7,082	3,556,353
AEA International Holdings (Luxembourg) S.a.r.l., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.50% Floor), 8.50%, 09/07/28(c)(d)		3,768	3,720,743
Allied Universal Holdco LLC (FKA USAGM Holdco LLC), Initial U.S. Dollar Term Loan, (1 mo. LIBOR US + 3.75%, 0.50% Floor), 7.82%, 05/14/28(c)		3,739	3,544,750
American Auto Auction Group LLC
Tranche B Term Loan (First Lien), 9.58%, 12/30/27(c)		9,892	7,607,009
Tranche B Term Loan (Second Lien), (3 mo. CME Term SOFR US + 8.75%, 0.75% Floor), 13.33%, 12/30/28(c)		5,313	3,984,750
DRI Holding, Inc., Closing Date Term Loan (First Lien), (1 mo. LIBOR US + 5.25%, 0.50% Floor), 9.63%, 12/21/28		3,154	2,700,754
DS Parent, Inc., Term B Loan, (3 mo. LIBOR US + 5.75%, 0.75% Floor), 9.92%, 12/10/28(c)		4,860	4,619,231
MIP V Waste LLC, Initial Term Loan, (1 mo. LIBOR US + 3.25%, 0.50% Floor), 7.32%, 12/10/28(c)		2,678	2,636,474
Signal Parent, Inc., Initial Term Loan, (1 mo. LIBOR US + 3.50%, 0.75% Floor), 7.57%, 04/01/28(c)		3,393	2,021,845
			34,391,909
Construction Materials — 0.1%
White Cap Supply Holdings LLC, Initial Closing Date Term Loan, (1 mo. CME Term SOFR US + 3.75%, 0.50% Floor), 7.84%, 10/19/27(c)		8,020	7,742,291

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance — 0.0%
Crédito Real SAB de CV, SOFOM, ENR (Marevalley Corp.), Tranche A Loan, 02/21/23(c)(d)(n)	USD	571	$ 10,840
Containers & Packaging — 0.0%
Valcour Packaging LLC, Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.50% Floor), 7.98%, 09/30/28(c)(d)		2,036	1,669,206
Diversified Financial Services — 0.2%
BSREP II Houston Office 1HC Owner LLC, Mezzanine Loan, (1 mo. LIBOR US + 2.10%, 0.00% Floor), 6.34%, 01/09/23(d)		11,428	10,966,321
Project Pearl Pasco Holdings LLC, Advance, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 6.52%, 09/15/24(d)		23,098	22,864,429
Woof Holdings, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.75% Floor), 8.10%, 12/21/27(c)		1,855	1,740,564
			35,571,314
Diversified Telecommunication Services — 0.0%
Cablevision Lightpath LLC, Initial Term Loan, (1 mo. LIBOR US + 3.25%, 0.50% Floor), 7.57%, 12/01/27(c)		1,199	1,143,863
Connect Finco S.a.r.l., Amendment No. 1 Refinancing Term Loan, (1 mo. LIBOR US + 3.50%, 1.00% Floor), 7.58%, 12/12/26(c)		2,465	2,433,436
			3,577,299
Electronic Equipment, Instruments & Components — 0.0%
Emerald Technologies (U.S.) Acquisitionco, Inc., Term B Loan, (1 mo. CME Term SOFR US + 6.25%, 1.00% Floor), 10.67%, 12/29/27		3,737	3,512,404
Robertshaw U.S. Holding Corp. (FKA Fox U.S. Bidco Corp.), Initial Term Loan (Second Lien), (1 mo. LIBOR US + 8.00%, 1.00% Floor), 12.75%, 02/28/26(c)		1,795	924,425
			4,436,829
Energy Equipment & Services — 0.0%
ProFrac Holdings II LLC, Term Loan, (6 mo. CME Term SOFR US + 8.50%, 1.00% Floor), 11.10%, 03/04/25		5,296	5,428,554
Entertainment — 0.0%
Entain plc, Facility B (USD), (3 mo. LIBOR US + 2.50%, 0.50% Floor), 7.23%, 03/16/27(c)		2	1,645
Food Products — 0.0%
BCPE North Star U.S. Holdco 2, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 4.00%, 0.75% Floor), 8.73%, 06/10/28(c)		4,923	4,504,684
Shearer’s Foods LLC, Refinancing Term Loan (First Lien), (1 mo. LIBOR US + 3.50%, 0.75% Floor), 7.57%, 09/23/27(c)		970	922,319
Sovos Brands Intermediate, Inc., Initial Term Loan (First Lien), (1 mo. LIBOR US + 3.50%, 0.75% Floor), 7.92%, 06/08/28(c)		826	802,410
			6,229,413
Security		Par (000)	Value
Health Care Providers & Services — 0.0%
Medical Solutions Holdings, Inc., Initial Term Loan (Second Lien), (3 mo. LIBOR US + 7.00%, 0.50% Floor), 11.38%, 11/01/29(c)	USD	1,587	$ 1,460,040
Select Medical Corp., Tranche B Term Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 6.58%, 03/06/25(c)		1,124	1,099,187
			2,559,227
Hotels, Restaurants & Leisure — 0.8%
Aimbridge Acquisition Co., Inc.
2021 Term Loan (First Lien), (1 mo. LIBOR US + 4.75%, 0.75% Floor), 9.10%, 02/01/26(c)		2,006	1,822,242
Initial Term Loan (2019) (First Lien), (1 mo. LIBOR US + 3.75%, 0.00% Floor), 7.82%, 02/01/26(c)		3,825	3,455,359
Aspen Owner LLC, Advance, (1 mo. CME Term SOFR US + 2.90%, 0.10% Floor), 7.24%, 02/09/25(d)		13,395	12,837,589
Bally’s Corp., Term B Facility Loan, (1 mo. LIBOR US + 3.25%, 0.50% Floor), 7.54%, 10/01/28(c)		15,886	14,658,382
Caesars Resort Collection LLC, Term B-1 Loan, (1 mo. LIBOR US + 3.50%, 0.00% Floor), 7.57%, 07/20/25(c)		1,229	1,225,204
DuPont Hotel Project Owner LLC, Loan, 04/01/24(c)(d)(n)		12,296	11,572,844
ECL Entertainment LLC, Term B Loan, (1 mo. LIBOR US + 7.50%, 0.75% Floor), 11.57%, 04/30/28(c)		5,199	5,181,518
Fertitta Entertainment LLC, Initial B Term Loan, (1 mo. CME Term SOFR US + 4.00%, 0.50% Floor), 8.09%, 01/27/29(c)		7,326	6,951,873
Herschend Entertainment Co. LLC, Initial Term Loan (2021), (1 mo. LIBOR US + 3.75%, 0.50% Floor), 7.88%, 08/27/28(c)		1,901	1,879,552
HLP Hotel LLC, Term Loan, (1 mo. LIBOR US + 3.43%, 1.00% Floor), 7.65%, 09/09/26(d)		12,200	11,921,680
HRNI Holdings LLC (FKA Spectacle Gary Holdings LLC), Term B Loan, (1 mo. LIBOR US + 4.25%, 0.75% Floor), 8.32%, 12/10/28(c)(d)		18,489	17,102,047
Maverick Gaming LLC, Term B Facility Loan, (3 mo. LIBOR US + 7.50%, 1.00% Floor), 12.24%, 09/07/26(c)		2,790	2,231,750
Mensa II Austin Hotel LP, Promissory Note A-3, (1 mo. LIBOR US + 3.48%, 0.25% Floor), 7.60%, 06/01/24(c)(d)		14,460	13,908,273
Raptor Acquisition Corp., Term B Loan (First Lien), (3 mo. LIBOR US + 4.00%, 0.75% Floor), 8.75%, 11/01/26(c)		819	802,163
Sodalite Tahoe Hotel LLC, Term Loan, (1 mo. LIBOR US + 2.90%, 0.00% Floor), 0.00%, 10/25/26(c)(d)		9,699	9,322,613
The Vinoy St. Petersburg, Note A, (1 mo. LIBOR US + 2.55%, 0.50% Floor), 6.47%, 06/07/24(c)(d)		14,968	14,377,686
			129,250,775
Household Products — 0.0%
Conair Holdings LLC, Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.50% Floor), 8.48%, 05/17/28(c)		1,232	1,030,594

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Products (continued)
Kronos Acquisition Holdings, Inc., Initial Loan, (3 mo. CME Term SOFR US + 6.00%, 1.00% Floor), 10.51%, 12/22/26(c)	USD	1,671	$ 1,608,453
SWF Holdings I Corp., Initial Term Loan (First Lien), (3 mo. LIBOR US + 4.00%, 0.75% Floor), 8.75%, 10/06/28(c)		1,976	1,609,507
			4,248,554
Independent Power and Renewable Electricity Producers — 0.1%
Green Plains Operating Co. LLC, Loan, (3 mo. LIBOR US + 8.00%, 0.00% Floor), 0.00%, 07/20/26(c)(d)		6,407	6,319,224
Talen Energy Supply LLC, Interim Term Loan, (3 mo. CME Term SOFR US + 4.75%, 0.75% Floor), 9.01%, 11/13/23		6,307	6,342,509
			12,661,733
Interactive Media & Services — 0.1%
OD Intermediate SUBI Holdco II LLC, Closing Date Advance, 10.00%, 04/01/26(d)(o)		9,670	9,031,523
IT Services — 0.0%
GoTo Group, Inc., Initial Term Loan (First Lien), (1 mo. LIBOR US + 4.75%, 0.00% Floor), 8.77%, 08/31/27(c)		6,599	4,218,702
Leisure Products — 0.0%
J & J Ventures Gaming LLC, Initial Term Loan, (3 mo. LIBOR US + 4.00%, 0.75% Floor), 8.73%, 04/26/28(c)		4,352	4,156,077
OVG Business Services LLC, Initial Term Loan, (1 mo. LIBOR US + 6.25%, 1.00% Floor), 10.64%, 11/20/28(d)		3,063	2,848,455
			7,004,532
Machinery — 0.1%
Apex Tool Group LLC, Initial Term Loan (First Lien), (1 mo. CME Term SOFR US + 5.25%, 0.50% Floor), 9.67%, 02/08/29(c)		6,641	5,668,282
Gates Global LLC, Initial B-3 Dollar Term Loan, (1 mo. LIBOR US + 2.50%, 0.75% Floor), 6.57%, 03/31/27(c)		786	767,610
Hydrofarm Holdings Group, Inc., Term Loan, (3 mo. LIBOR US + 5.50%, 1.00% Floor), 9.89%, 10/25/28(d)		2,265	1,925,352
			8,361,244
Media — 0.1%
DirecTV Financing LLC, Closing Date Term Loan, (1 mo. LIBOR US + 5.00%, 0.75% Floor), 9.07%, 08/02/27(c)		4,647	4,514,326
Gray Television, Inc., Term D Loan, (1 mo. LIBOR US + 3.00%, 0.00% Floor), 7.12%, 12/01/28(c)		6,039	5,851,549
			10,365,875
Metals & Mining — 0.0%
American Rock Salt Co. LLC, Initial Loan (First Lien), (1 mo. LIBOR US + 4.00%, 0.75% Floor), 8.07%, 06/11/28(c)		1,259	1,180,153
Oil, Gas & Consumable Fuels — 0.0%
DT Midstream, Inc., Initial Term Loan, (1 mo. LIBOR US + 2.00%, 0.50% Floor), 6.12%, 06/10/28(c)		1,674	1,674,638
Security		Par (000)	Value
Pharmaceuticals — 0.0%
Jazz Pharmaceuticals Public Ltd. Co., Initial Dollar Term Loan, (1 mo. LIBOR US + 3.50%, 0.50% Floor), 7.57%, 05/05/28(c)	USD	4,162	$ 4,119,591
Professional Services — 0.0%
Vaco Holdings LLC, Initial Term Loan, (3 mo. CME Term SOFR US + 5.00%, 0.75% Floor), 9.73%, 01/21/29(c)		3,769	3,621,301
Real Estate Management & Development — 0.3%
BRE Park Avenue Tower Owner LLC, Mezzanine A Loan, (1 mo. LIBOR US + 2.05%, 0.00% Floor), 6.29%, 03/09/24(c)(d)		16,472	16,167,190
HP LQ Investment LP, Term Loan, (1 mo. CME Term SOFR US + 3.00%, 0.00% Floor), 7.19%, 12/09/24(c)(d)		12,200	11,777,718
MUPR 3 Assets LLC, Facility, (1 mo. SOFR US + 2.75%, 0.00% Floor), 6.55%, 03/25/24(c)(d)		8,267	8,246,404
Paradise Plaza Associates LLC, Term Loan, (1 mo. LIBOR US + 3.60%, 0.15% Floor), 7.84%, 12/07/26(c)(d)		12,186	11,770,168
			47,961,480
Semiconductors & Semiconductor Equipment — 0.0%
Altar Bidco, Inc.
Initial Term Loan (First Lien), (6 mo. CME Term SOFR US + 3.10%, 0.50% Floor), 5.50-7.99%, 02/01/29(c)		7,396	7,047,895
Initial Term Loan (Second Lien), (6 mo. CME Term SOFR US + 5.60%, 0.50% Floor), 10.51%, 02/01/30(c)		180	152,550
			7,200,445
Software — 0.1%
Avaya, Inc., Tranche B-3 Term Loan, (1 mo. CME Term SOFR US + 10.00%, 1.00% Floor), 14.34%, 12/15/27(c)		357	211,522
ConnectWise LLC, Initial Term Loan, (3 mo. LIBOR US + 3.50%, 0.50% Floor), 7.88%, 09/30/28(c)		6,323	5,993,126
Informatica LLC, Initial Term Loan, (1 mo. LIBOR US + 2.75%, 0.00% Floor), 6.87%, 10/29/28(c)		476	465,951
Interface Security Systems LLC, Initial Term Loan, (1 mo. LIBOR US + 7.00%, 1.75% Floor), 11.38%, 08/07/23(c)(d)		6,131	5,955,274
Project Ruby Ultimate Parent Corp., Closing Date Term Loan (First Lien), (1 mo. LIBOR US + 3.25%, 0.75% Floor), 7.32%, 03/10/28(c)		1,227	1,157,695
			13,783,568
Specialty Retail — 0.1%
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, (3 mo. LIBOR US + 3.25%, 0.50% Floor), 7.32%, 11/23/28(c)(d)		5,320	5,213,855
LBM Acquisition LLC, Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.75% Floor), 7.12%, 12/18/27(c)		7,708	6,664,630

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Specialty Retail (continued)
Park River Holdings, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.25%, 0.75% Floor), 7.00%, 12/28/27(c)	USD	1,205	$ 1,049,547
SRS Distribution, Inc., 2021 Refinancing Term Loan, (3 mo. LIBOR US + 3.50%, 0.50% Floor), 7.57%, 06/04/28(c)		5,472	5,220,639
			18,148,671
Technology Hardware, Storage & Peripherals — 0.1%
Redstone Holdco 2 LP
Initial Loan (Second Lien), (3 mo. LIBOR US + 7.75%, 0.75% Floor), 12.11%, 08/06/29(c)		4,728	2,331,519
Initial Term Loan (First Lien), (3 mo. LIBOR US + 4.75%, 0.75% Floor), 9.11%, 04/27/28(c)		8,980	6,180,116
			8,511,635
Textiles, Apparel & Luxury Goods — 0.0%
Tory Burch LLC, Initial Term B Loan, (1 mo. LIBOR US + 3.00%, 0.50% Floor), 7.88%, 04/16/28(c)		3,471	3,194,907
Thrifts & Mortgage Finance — 0.1%
Caliber Home Loans, Inc., Advances, (1 mo. SOFR US + 3.00%, 0.00% Floor), 6.91%, 07/24/25(c)(d)		18,650	18,556,750
Total Floating Rate Loan Interests — 2.7% (Cost: $498,620,880)			462,033,688
Foreign Agency Obligations
Argentina — 0.0%
YPF SA, 7.00%, 12/15/47(a)		1,376	821,558
Chile — 0.0%
Empresa Nacional del Petroleo, 3.75%, 08/05/26(e)		1,107	1,036,636
Colombia — 0.1%
Ecopetrol SA
5.88%, 09/18/23		428	425,234
4.13%, 01/16/25		2,211	2,101,556
6.88%, 04/29/30		4,346	3,933,130
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(a)		470	372,269
Oleoducto Central SA, 4.00%, 07/14/27(e)		1,329	1,166,862
			7,999,051
Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(e)		420	382,246
Freeport Indonesia PT, 4.76%, 04/14/27(a)		665	637,642
			1,019,888
Mexico — 0.1%
Comision Federal de Electricidad, 4.88%, 01/15/24(e)		1,107	1,094,062
Mexico City Airport Trust, 4.25%, 10/31/26(e)		1,107	1,051,166
Petroleos Mexicanos
4.88%, 01/18/24		1,107	1,083,753
7.19%, 09/12/24	MXN	25,657	1,215,694
6.88%, 10/16/25	USD	683	664,345
6.88%, 08/04/26		636	604,518
8.75%, 06/02/29		3,867	3,618,787
6.70%, 02/16/32		1,818	1,424,857
Security		Par (000)	Value
Mexico (continued)
Petroleos Mexicanos
5.50%, 06/27/44	USD	600	$ 348,000
6.75%, 09/21/47		817	520,331
			11,625,513
Morocco — 0.0%
OCP SA, 4.50%, 10/22/25(e)		761	739,740
Saudi Arabia — 0.0%
Gaci First Investment Co., 5.00%, 10/13/27(e)		6,880	6,880,963
Unknown SOI_Bloomberg Country of Risk — 0.0%
YPF SA, 7.00%, 09/30/33(b)(e)		116	75,524
			75,524
Total Foreign Agency Obligations — 0.2% (Cost: $31,406,578)			30,198,873
Foreign Government Obligations
Angola — 0.0%
Republic of Angola, 8.75%, 04/14/32(a)		1,078	932,470
Colombia — 0.1%
Colombian TES
7.00%, 03/26/31	COP	4,628,000	674,246
7.25%, 10/18/34		8,061,000	1,089,877
Republic of Colombia
4.50%, 03/15/29	USD	1,726	1,487,920
8.00%, 04/20/33		2,206	2,201,588
4.13%, 02/22/42		634	395,616
4.13%, 05/15/51		1,020	611,554
			6,460,801
Côte d’Ivoire — 0.0%
Republic of Côte d’Ivoire, 6.63%, 03/22/48(e)	EUR	952	716,405
Egypt — 0.0%
Arab Republic of Egypt
7.63%, 05/29/32(e)	USD	1,086	799,771
7.50%, 02/16/61(e)		2,179	1,329,190
			2,128,961
Ghana — 0.0%
Republic of Ghana, 7.63%, 05/16/29(e)		687	247,320
Hungary — 0.0%
Republic of Hungary, 5.00%, 02/22/27(e)	EUR	2,425	2,574,877
Indonesia — 0.1%
Republic of Indonesia
2.85%, 02/14/30	USD	2,600	2,318,550
3.05%, 03/12/51		11,595	8,378,663
			10,697,213
Mexico — 0.3%
United Mexican States
5.75%, 03/05/26	MXN	82,600	3,830,844
7.50%, 06/03/27		82,900	4,006,291
2.66%, 05/24/31	USD	16,739	13,525,112
8.50%, 11/18/38	MXN	121,500	5,884,362
4.50%, 01/31/50	USD	25,868	19,680,698
			46,927,307
Oman — 0.0%
Sultanate of Oman
4.75%, 06/15/26(e)		1,804	1,736,124
6.75%, 10/28/27(e)		1,746	1,803,618
			3,539,742

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28	USD	7,669	$ 7,236,660
4.50%, 04/01/56		10,739	7,875,043
			15,111,703
Peru — 0.1%
Republic of Peru
4.13%, 08/25/27		6,860	6,574,024
3.55%, 03/10/51		9,365	6,653,832
			13,227,856
Philippines — 0.1%
Republic of the Philippines
3.00%, 02/01/28		11,468	10,666,502
3.20%, 07/06/46		12,110	8,781,082
			19,447,584
Romania — 0.0%
Romanian Government
2.13%, 03/07/28(e)	EUR	1,275	1,133,913
2.88%, 05/26/28(e)		733	677,144
			1,811,057
Russian Federation — 0.0%
Russian Federation, 6.10%, 07/18/35(f)(j)	RUB	363,972	1,332,508
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 3.45%, 02/02/61(e)	USD	1,877	1,335,368
South Africa — 0.0%
Republic of South Africa, 8.00%, 01/31/30	ZAR	107,034	5,615,745
Sri Lanka — 0.0%
Republic of Sri Lanka
5.75%, 04/18/23(e)(f)(j)	USD	200	59,350
6.85%, 03/14/24(e)(f)(j)		628	184,475
6.35%, 06/28/24(e)(f)(j)		459	134,200
6.83%, 07/18/26(e)(f)(j)		200	60,163
			438,188
Turkey — 0.0%
Republic of Turkey, 4.88%, 04/16/43		2,796	1,812,682
Ukraine — 0.0%
Ukraine Government
7.38%, 09/25/34(a)(f)(j)		728	134,816
7.25%, 03/15/35(a)(f)(j)		918	171,150
			305,966
Uruguay — 0.1%
Republic of Uruguay
4.38%, 10/27/27		5,923	5,970,395
5.10%, 06/18/50		6,207	6,119,708
			12,090,103
Total Foreign Government Obligations — 0.9% (Cost: $181,576,337)			146,753,856
Municipal Bonds
California — 0.3%
Bay Area Toll Authority, RB, Series S1, 7.04%, 04/01/50		9,275	11,397,491
Los Angeles Community College District, GO, 6.60%, 08/01/42		3,990	4,654,262
Los Angeles Unified School District
GO, 5.75%, 07/01/34		555	578,809
GO, 6.76%, 07/01/34		9,940	11,107,446
Security		Par (000)	Value
California (continued)
State of California
GO, 7.55%, 04/01/39	USD	4,000	$ 5,053,283
Refunding GO, 4.60%, 04/01/38		22,215	20,832,174
University of California, RB, 4.86%, 05/15/2112		2,467	2,094,249
			55,717,714
Georgia — 0.0%
Municipal Electric Authority of Georgia, RB, 6.64%, 04/01/57		3,263	3,496,572
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		17,635	16,864,256
Massachusetts — 0.0%
Massachusetts HFA, RB, Series A, 4.50%, 12/01/48		965	876,074
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, Series F, 7.41%, 01/01/40		3,126	3,865,993
New York — 0.1%
Metropolitan Transportation Authority
RB, 5.87%, 11/15/39		985	971,030
RB, 6.67%, 11/15/39		470	495,852
RB, Series E, 6.81%, 11/15/40		1,025	1,108,051
New York City Water & Sewer System
RB, 6.01%, 06/15/42		850	934,641
RB, 5.88%, 06/15/44		1,665	1,825,492
New York State Dormitory Authority, RB, Series H, 5.39%, 03/15/40		1,470	1,484,284
Port Authority of New York & New Jersey
RB, 5.65%, 11/01/40		2,780	2,922,889
RB, 4.96%, 08/01/46		5,020	4,859,900
RB, 4.93%, 10/01/51		1,400	1,331,327
			15,933,466
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50		3,555	4,561,376
Texas — 0.1%
City of San Antonio, TX Electric & Gas Systems Revenue, RB, 5.81%, 02/01/41		4,375	4,600,146
State of Texas, GO, 5.52%, 04/01/39		5,715	6,029,300
			10,629,446
Total Municipal Bonds — 0.6% (Cost: $130,118,394)			111,944,897
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.7%
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 1.88%, 06/25/61(a)(c)		43,933	40,089,679
Series 2021-G, Class B, 3.75%, 06/25/61(a)(c)		8,006	6,795,301
Series 2021-G, Class C, 0.00%, 06/25/61(a)		14,477	14,454,568
Series 2022-A, Class A1, 3.50%, 10/25/61(a)(b)		23,701	21,861,759
Series 2022-A, Class A2, 3.00%, 10/25/61(a)(c)		1,244	1,019,222
Series 2022-A, Class A3, 3.00%, 10/25/61(a)(c)		664	532,213
Series 2022-A, Class B, 3.00%, 10/25/61(a)		4,977	3,283,746
Series 2022-A, Class C, 3.00%, 10/25/61(a)		2,473	3,185,736

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Ajax Mortgage Loan Trust
Series 2022-A, Class M1, 3.00%, 10/25/61(a)	USD	726	$ 565,795
Series 2022-A, Class M2, 3.00%, 10/25/61(a)		3,256	2,428,764
Series 2022-A, Class M3, 3.00%, 10/25/61(a)		207	148,536
Series 2022-B, Class A1, 3.50%, 03/27/62(a)(b)(d)		29,357	27,211,461
Series 2022-B, Class A2, 3.00%, 03/27/62(a)(c)(d)		937	762,775
Series 2022-B, Class A3, 3.00%, 03/27/62(a)(c)(d)		803	648,344
Series 2022-B, Class B, 3.00%, 03/27/62(a)(d)		4,464	3,169,227
Series 2022-B, Class C, 3.00%, 03/27/62(a)(d)		2,592	2,695,639
Series 2022-B, Class M1, 3.00%, 03/27/62(a)(d)		603	476,777
Series 2022-B, Class M2, 3.00%, 03/27/62(a)(d)		2,991	2,146,952
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, (12 mo. Federal Reserve Cumulative Average US + 0.94%), 2.99%, 10/25/46(c)		640	442,579
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.21%), 4.60%, 10/25/46(c)		1,727	924,055
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.70%), 2.75%, 02/25/47(c)		630	257,112
Angel Oak Mortgage Trust, Series 2020-4, Class A3, 2.81%, 06/25/65(a)(c)		1,096	989,910
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A3, 3.30%, 07/26/49(a)(c)		141	139,502
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A3, 2.87%, 04/25/65(a)(c)		1,779	1,592,796
Series 2020-3, Class M1, 3.81%, 04/25/65(a)(c)		4,120	3,373,027
APS Resecuritization Trust
Series 2016-1, Class 1MZ, 3.02%, 07/31/57(a)(c)		7,940	2,651,363
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.85%), 7.24%, 09/27/46(a)(c)		1,219	1,216,094
ARI Investments LLC, Series 2019-1, 4.55%, 01/30/25(d)		2,921	2,774,936
Banc of America Funding Trust
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(c)		3,600	917,805
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(c)		1,058	1,018,203
Barclays Mortgage Loan Trust
Series 2021-NPL1, Class A, 2.00%, 11/25/51(a)(b)		23,822	22,284,385
Series 2021-NPL1, Class B, 4.63%, 11/25/51(a)(b)		3,139	2,900,301
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)(d)		7,066	6,403,777
Series 2022-NQM1, Class A1, 4.55%, 07/25/52(a)(b)		6,221	5,959,498
Series 2022-RPL1, Class A, 4.25%, 02/25/28(a)(b)		13,729	12,715,045
Series 2022-RPL1, Class B, 4.25%, 02/25/28(a)(b)(d)		2,105	1,852,048
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2022-RPL1, Class C, 0.00%, 02/25/28(a)(d)	USD	3,764	$ 1,919,669
Series 2022-RPL1, Class SA, 0.00%, 02/25/28(a)		135	59,110
BCAP LLC Trust, Series 2011-RR5, Class 11A5, (1 mo. LIBOR US + 0.15%), 3.84%, 05/28/36(a)(c)		2,399	2,264,296
Bear Stearns ALT-A Trust, Series 2007-1, Class 1A1, (1 mo. LIBOR US + 0.32%), 4.71%, 01/25/47(c)		963	755,520
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC9, Class A5, 6.25%, 12/25/35(b)		159	103,656
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.28%), 4.67%, 08/25/36(c)		414	400,429
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.17%), 4.56%, 03/25/37(c)		213	192,822
Series 2007-AR3, Class 1A1, (1 mo. LIBOR US + 0.14%), 4.53%, 03/25/37(c)		375	312,948
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.21%), 4.60%, 06/25/37(c)		344	309,073
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 0.00%, 12/25/35(a)(c)(d)(p)		3	—
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		19,087	8,544,889
CHNGE Mortgage Trust
Series 2022-1, Class A1, 3.01%, 01/25/67(a)(c)		2,468	2,187,784
Series 2022-4, Class A1, 6.00%, 10/25/57(a)(b)		889	877,619
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37		1,169	961,457
Series 2008-2, Class 1A1, 6.50%, 06/25/38		3,612	2,751,515
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A11, 6.00%, 06/25/37		544	462,777
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.38%, 04/27/65(a)(c)		373	349,548
Countrywide Alternative Loan Trust
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.35%), 4.74%, 06/25/35(c)		2,966	2,518,259
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.00%), 3.05%, 02/25/36(c)		492	436,532
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,398	737,799
Series 2006-15CB, Class A1, 6.50%, 06/25/36		316	156,622
Series 2006-23CB, Class 2A5, (1 mo. LIBOR US + 0.40%), 4.79%, 08/25/36(c)		4,870	1,070,252
Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.73%), 3.78%, 11/25/46(c)		2,167	1,649,028
Series 2006-OA16, Class A2, (1 mo. LIBOR US + 0.38%), 4.77%, 10/25/46(c)		2,447	2,135,147
Series 2006-OA16, Class A4C, (1 mo. LIBOR US + 0.68%), 5.07%, 10/25/46(c)		3,983	2,899,765
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.19%), 4.54%, 03/20/47(c)		5,473	4,317,859

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.38%), 4.77%, 07/25/46(c)	USD	269	$ 224,336
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.46%), 4.85%, 11/25/36(c)		1,618	1,362,059
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.50%), 4.89%, 07/25/46(c)		1,781	1,537,484
Series 2007-14T2, Class A1, 6.00%, 07/25/37		2,107	1,110,801
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		272	135,565
Series 2007-OA3, Class 1A1, (1 mo. LIBOR US + 0.28%), 4.67%, 04/25/47(c)		656	567,487
Series 2007-OA3, Class 2A2, (1 mo. LIBOR US + 0.36%), 4.75%, 04/25/47(c)		6	324
Series 2007-OA8, Class 2A1, (1 mo. LIBOR US + 0.36%), 4.75%, 06/25/47(c)		212	154,166
Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.48%), 4.87%, 08/25/47(c)		271	216,355
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-29, Class 1A1, (1 mo. LIBOR US + 0.54%), 4.93%, 02/25/35(c)		150	132,442
Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.96%), 3.01%, 04/25/46(c)		1,205	379,471
Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.40%), 4.79%, 04/25/46(c)		442	403,272
Series 2007-15, Class 2A2, 6.50%, 09/25/37		7,440	3,173,741
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		8,102	3,200,215
Series 2021-RPL9, Class A1, 2.44%, 02/25/61(a)(c)		11,356	10,412,080
Credit Suisse Mortgage Trust
Series 2014-4R, Class 16A3, (1 mo. LIBOR US + 0.20%), 4.26%, 02/27/36(a)(c)		487	485,987
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.12%), 4.14%, 08/27/36(a)(c)		843	626,443
Series 2020-SPT1, Class M1, 3.39%, 04/25/65(a)(c)		4,796	3,824,006
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.35%), 5.74%, 11/25/35(c)		1,197	294,433
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3, 2.86%, 05/25/65(a)		3,800	3,642,313
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, (1 mo. LIBOR US + 0.34%), 4.73%, 08/25/47(c)		854	723,750
Deutsche Alt-B Securities Mortgage Loan Trust
Series 2006-AB3, Class A3, 6.51%, 07/25/36(c)		315	257,031
Series 2006-AB3, Class A8, 6.36%, 07/25/36(c)		201	163,910
GCAT Trust, Series 2022-NQM4, Class A1, 5.27%, 08/25/67(a)(b)		6,347	6,200,746
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.00%), 4.05%, 03/25/36(c)		464	438,956
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GS Mortgage Securities Trust, Series 2019-PJ2, Class B4, 4.34%, 11/25/49(a)(c)	USD	1,465	$ 1,294,483
GSR Mortgage Loan Trust
Series 2007-1F, Class 2A4, 5.50%, 01/25/37		67	81,756
Series 2007-OA2, Class 2A1, 2.50%, 06/25/47(c)		949	590,079
HarborView Mortgage Loan Trust
Series 2006-12, Class 1A1A, (1 mo. LIBOR US + 0.21%), 4.75%, 12/19/36(c)		5,583	4,575,751
Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.50%), 4.59%, 07/19/47(c)		440	383,683
Homeward Opportunities Fund I Trust
Series 2020-2, Class A2, 2.64%, 05/25/65(a)(c)		4,767	4,593,004
Series 2020-2, Class A3, 3.20%, 05/25/65(a)(c)		5,763	5,133,349
Series 2022-1, Class A1, 5.08%, 07/25/67(a)(b)		6,175	5,994,327
Impac CMB Trust
Series 2004-11, Class 1A2, (1 mo. LIBOR US + 0.52%), 4.91%, 03/25/35(c)		771	743,026
Series 2005-6, Class 1A1, (1 mo. LIBOR US + 0.50%), 4.89%, 10/25/35(c)		573	488,339
Impac Secured Assets Trust, Series 2006-3, Class A1, (1 mo. LIBOR US + 0.34%), 4.73%, 11/25/36(c)		1,045	887,962
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1, (1 mo. LIBOR US + 0.24%), 4.63%, 07/25/36(c)		327	289,394
Series 2007-AR19, Class 3A1, 3.37%, 09/25/37(c)		2,621	1,695,251
Series 2007-FLX5, Class 2A2, (1 mo. LIBOR US + 0.24%), 4.63%, 08/25/37(c)		600	510,819
JPMorgan Alternative Loan Trust
Series 2007-A1, Class 1A4, (1 mo. LIBOR US + 0.42%), 4.81%, 03/25/37(c)		1,085	953,342
Series 2007-A2, Class 2A1, 3.85%, 05/25/37(c)		203	167,970
JPMorgan Mortgage Trust
Series 2021-4, Class B2, 2.88%, 08/25/51(a)(c)		3,925	2,936,782
Series 2021-4, Class B3, 2.90%, 08/25/51(a)(c)		3,704	2,737,785
Series 2021-INV5, Class A5A, 2.50%, 12/25/51(a)(c)		9,686	7,399,818
Series 2021-INV5, Class B4, 3.19%, 12/25/51(a)(c)		1,302	826,222
Series 2021-INV5, Class B5, 3.19%, 12/25/51(a)(c)		456	268,459
Series 2021-INV5, Class B6, 3.08%, 12/25/51(a)(c)		1,558	551,979
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(c)		27,910	23,860,147
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(c)		10,539	7,061,338
Series 2021-INV7, Class A5A, 2.50%, 02/25/52(a)(c)		5,842	4,462,844
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(c)		3,297	2,655,655
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(c)		774	602,981

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(c)	USD	1,076	$ 809,377
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(c)		572	362,693
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(c)		235	138,220
Series 2021-INV7, Class B6, 3.21%, 02/25/52(a)(c)		773	263,951
Legacy Mortgage Asset Trust
Series 2020-SL1, Class A, 2.73%, 01/25/60(a)(b)		1,116	1,089,244
Series 2021-GS2, Class A1, 1.75%, 04/25/61(a)(b)		19,529	17,651,910
Lehman XS Trust
Series 2007-16N, Class AF2, (1 mo. LIBOR US + 1.90%), 6.29%, 09/25/47(c)		1,985	2,306,080
Series 2007-20N, Class A1, (1 mo. LIBOR US + 2.30%), 6.69%, 12/25/37(c)		510	500,418
Loan Revolving Advance Investment Trust, Series 2021-2, Class A1X, (1 mo. LIBOR US + 2.75%), 7.04%, 06/30/23(a)(c)		5,293	5,239,658
MASTR Resecuritization Trust, Series 2008-3, Class A1, 3.78%, 08/25/37(a)(c)		674	428,274
MCM Trust
Series 2021-VFN1, Class Cert, 3.00%, 08/25/28(d)		10,549	7,001,313
Series 2021-VFN1, Class Note, 2.50%, 09/25/31(d)		19,331	18,640,630
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.42%), 4.81%, 04/25/37(c)		1,209	998,489
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 3.46%, 05/25/36(c)		725	640,770
MFA Trust
Series 2020-NQM1, Class A3, 2.30%, 08/25/49(a)(c)		179	164,560
Series 2021-NQM1, Class B1, 3.51%, 04/25/65(a)(c)		3,310	2,384,757
Series 2022-NQM3, Class A1, 5.57%, 09/25/67(a)(b)		5,347	5,245,006
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1 mo. LIBOR US + 0.16%), 4.34%, 12/26/46(a)(c)		755	669,583
Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B3, 5.03%, 06/25/44(a)(c)		323	286,787
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.34%), 4.46%, 04/16/36(a)(c)		2,405	2,241,457
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1, 6.50%, 03/25/34(a)		1,890	1,586,925
Series 2004-R1, Class A2, 7.50%, 03/25/34(a)		434	375,235
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(c)		922	871,736
Series 2020-RPL1, Class B3, 3.88%, 11/25/59(a)(c)		6,210	4,516,552
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%, 02/19/30(a)(c)	USD	296	$ 282,378
Series 2006-AF1, Class 1A4, 7.13%, 05/25/36(b)		527	115,964
Series 2007-2, Class A4, (1 mo. LIBOR US + 0.42%), 4.81%, 06/25/37(c)		289	256,249
NYMT Loan Trust, Series 2020-SP2, Class A1, 2.94%, 10/25/60(a)(c)		12,225	11,798,040
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/62(a)(b)		4,170	4,090,371
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(c)		1,573	1,303,658
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)(c)		875	819,380
Series 2022-AFC2, Class A1, 5.34%, 08/25/57(a)(c)		6,467	6,341,884
RALI Trust, Series 2007-QH9, Class A1, 3.48%, 11/25/37(c)		497	401,432
RCO VI Mortgage LLC, Series 2022-1, Class A1, 3.00%, 01/25/27(a)(b)		14,477	13,582,627
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.34%), 4.73%, 06/25/35(a)(c)		269	253,490
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.40%), 4.79%, 09/25/35(a)(c)		85	74,135
Residential Mortgage Loan Trust
Series 2020-2, Class A2, 2.51%, 05/25/60(a)(c)		3,500	3,326,948
Series 2020-2, Class M1, 3.57%, 05/25/60(a)(c)		7,854	6,536,754
RFMSI Series Trust, Series 2006-SA2, Class 2A1, 4.85%, 08/25/36(c)		4,922	3,433,233
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(c)		3,112	2,284,350
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(c)(d)		1,952	1,336,451
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class BX, 2.73%, 05/25/57(c)		526	193,111
Seasoned Loans Structured Transaction Trust, Series 2020-2, Class M1, 4.75%, 09/25/60(a)(c)		15,220	14,390,731
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 3.19%, 07/20/37(c)		829	661,891
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(a)(b)		1,323	1,299,435
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.33%, 04/25/36(c)		562	343,756
Structured Asset Mortgage Investments II Trust
Series 2006-AR4, Class 3A1, (1 mo. LIBOR US + 0.38%), 4.77%, 06/25/36(c)		1,818	1,489,862
Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.42%), 4.81%, 05/25/46(c)		332	210,423
Thornburg Mortgage Securities Trust
Series 2006-3, Class A1, 2.72%, 06/25/46(c)		1,035	698,158
Series 2007-3, Class 4A1, (12 mo. LIBOR US + 1.25%), 6.67%, 06/25/47(c)		57	54,174

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
TVC DSCR
Series 21-1, Class A, 2.38%, 02/01/51(d)	USD	28,642	$ 27,590,566
Series 21-1, Class CERT, 0.00%, 02/01/51(d)		7,160	6,997,887
TVC Mortgage Trust, Series 2020-RTL1, Class A1, 3.47%, 09/25/24(a)		574	571,914
Verus Securitization Trust
Series 2019-INV2, Class M1, 3.50%, 07/25/59(a)(c)		835	725,703
Series 2020-4, Class A3, 2.32%, 05/25/65(a)(b)		907	821,868
Series 2020-4, Class M1, 3.29%, 05/25/65(a)(c)		3,120	2,404,233
Series 2020-5, Class M1, 2.60%, 05/25/65(a)(c)		2,312	1,837,088
Series 2020-INV1, Class A2, 3.04%, 03/25/60(a)(c)		1,895	1,740,355
Series 2020-INV1, Class A3, 3.89%, 03/25/60(a)(c)		1,800	1,625,511
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(c)		1,354	857,692
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(a)(c)		906	633,456
Series 2020-1, Class M1, 4.45%, 08/25/55(a)(c)		1,100	945,942
Vista Point Securitization Trust
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(c)		1,146	955,176
Series 2020-2, Class B1, 4.90%, 04/25/65(a)(c)		640	527,692
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(c)		1,480	1,181,661
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1, Class 4CB, 6.50%, 02/25/36		911	721,020
Series 2006-4, Class 1A1, 6.00%, 04/25/36		1,867	1,705,868
Series 2006-4, Class 3A1, 6.50%, 05/25/36(b)		867	747,074
Series 2006-4, Class 3A5, 6.35%, 05/25/36(b)		336	289,671
Series 2007-OA5, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.75%), 2.80%, 06/25/47(c)		2,547	1,959,587
Series 2007-OA5, Class 2A, (12 mo. Federal Reserve Cumulative Average US + 0.80%), 2.85%, 06/25/47(c)		1,111	846,370
Western Alliance CLN, Series 2021-CL1, Class M, 5.63%, 12/28/24		54,690	54,653,885
Western Mortgage Reference Notes
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 7.08%, 07/25/59(a)(c)		8,861	8,796,428
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 7.63%, 07/25/59(a)(c)		8,913	8,848,778
			637,655,158
Commercial Mortgage-Backed Securities — 4.5%
1211 Avenue of the Americas Trust
Series 2015-1211, Class C, 4.14%, 08/10/35(a)(c)		600	525,886
Series 2015-1211, Class D, 4.14%, 08/10/35(a)(c)		4,972	4,177,917
Series 2015-1211, Class E, 4.14%, 08/10/35(a)(c)		1,110	912,350
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
245 Park Avenue Trust
Series 2017-245P, Class D, 3.66%, 06/05/37(a)(c)	USD	480	$ 368,150
Series 2017-245P, Class E, 3.66%, 06/05/37(a)(c)		2,463	1,770,688
280 Park Avenue Mortgage Trust
Series 2017-280P, Class D, (1 mo. LIBOR US + 1.54%), 5.77%, 09/15/34(a)(c)		2,920	2,678,130
Series 2017-280P, Class E, (1 mo. LIBOR US + 2.12%), 6.36%, 09/15/34(a)(c)(d)		5,385	4,815,701
Alen Mortgage Trust, Series 2021-ACEN, Class D, (1 mo. LIBOR US + 3.10%), 7.42%, 04/15/34(a)(c)(d)		2,670	2,087,406
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E, 1.75%, 05/15/53(a)		636	351,191
Series 2021-MF3, Class A5, 2.58%, 10/15/54(a)		1,529	1,238,732
AREIT LLC, Series 2022-CRE7, Class A, (1 mo. CME Term SOFR + 2.24%), 6.57%, 06/17/39(a)(c)		5,030	4,983,528
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1 mo. LIBOR US + 2.10%), 6.42%, 04/15/35(a)(c)		1,525	1,402,320
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class D, (1 mo. LIBOR US + 1.95%), 6.52%, 12/15/36(a)(c)		4,840	4,413,836
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.60%, 04/14/33(a)(c)		2,691	2,186,845
Series 2017-SCH, Class AF, (1 mo. LIBOR US + 1.00%), 5.32%, 11/15/33(a)(c)		150	141,292
Series 2017-SCH, Class BF, (1 mo. LIBOR US + 1.40%), 5.72%, 11/15/33(a)(c)		2,870	2,571,504
Series 2017-SCH, Class CL, (1 mo. LIBOR US + 1.50%), 5.82%, 11/15/32(a)(c)		970	864,338
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.00%), 6.32%, 11/15/32(a)(c)		1,930	1,637,716
Series 2018-DSNY, Class C, (1 mo. LIBOR US + 1.35%), 5.67%, 09/15/34(a)(c)		350	335,006
Series 2018-DSNY, Class D, (1 mo. LIBOR US + 1.70%), 6.02%, 09/15/34(a)(c)		3,275	3,094,529
BANK
Series 2019-BN21, Class A5, 2.85%, 10/17/52		1,088	940,214
Series 2021-BN37, Class A5, 2.62%, 11/15/64(c)		1,744	1,435,787
Bayview Commercial Asset Trust
Series 2005-3A, Class A1, (1 mo. LIBOR US + 0.48%), 4.87%, 11/25/35(a)(c)		1,707	1,554,077
Series 2005-4A, Class A1, (1 mo. LIBOR US + 0.45%), 4.84%, 01/25/36(a)(c)		3,475	3,163,294
Series 2005-4A, Class A2, (1 mo. LIBOR US + 0.59%), 4.97%, 01/25/36(a)(c)		54	49,325
Series 2005-4A, Class M1, (1 mo. LIBOR US + 0.68%), 5.06%, 01/25/36(a)(c)		144	130,243
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.54%), 4.93%, 04/25/36(a)(c)		178	160,260
Series 2006-2A, Class A2, (1 mo. LIBOR US + 0.42%), 4.81%, 07/25/36(a)(c)		604	552,510

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust
Series 2006-3A, Class A1, (1 mo. LIBOR US + 0.38%), 4.76%, 10/25/36(a)(c)	USD	280	$ 260,540
Series 2006-3A, Class A2, (1 mo. LIBOR US + 0.45%), 4.84%, 10/25/36(a)(c)		195	182,034
Series 2006-4A, Class A1, (1 mo. LIBOR US + 0.35%), 4.73%, 12/25/36(a)(c)		1,075	994,011
Series 2007-1, Class A2, (1 mo. LIBOR US + 0.41%), 4.79%, 03/25/37(a)(c)		913	827,045
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.50%), 5.89%, 12/25/37(a)(c)		2,123	1,857,292
Series 2008-2, Class A4A, (1 mo. LIBOR US + 2.50%), 6.89%, 04/25/38(a)(c)		1,602	1,562,070
BBCMS Mortgage Trust
Series 2017-DELC, Class F, (1 mo. LIBOR US + 3.63%), 7.94%, 08/15/36(a)(c)		1,807	1,735,565
Series 2018-CHRS, Class E, 4.27%, 08/05/38(a)(c)		980	630,533
Series 2018-TALL, Class A, (1 mo. LIBOR US + 0.72%), 5.04%, 03/15/37(a)(c)		918	847,974
Series 2022-C17, Class A5, 4.44%, 09/15/55		840	797,990
Series 2022-C18, Class A5, 5.71%, 12/15/55(c)		2,440	2,552,958
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		1,926	1,806,262
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36(a)(c)		790	692,076
BDS LLC, Series 2022-FL12, Class A, (1 mo. CME Term SOFR + 2.14%), 6.46%, 08/19/38(a)(c)		3,060	2,995,758
Beast Mortgage Trust
Series 2021-SSCP, Class A, (1 mo. LIBOR US + 0.75%), 5.07%, 04/15/36(a)(c)		1,597	1,529,873
Series 2021-SSCP, Class B, (1 mo. LIBOR US + 1.10%), 5.42%, 04/15/36(a)(c)		3,731	3,488,917
Series 2021-SSCP, Class C, (1 mo. LIBOR US + 1.35%), 5.67%, 04/15/36(a)(c)		4,582	4,233,231
Series 2021-SSCP, Class D, (1 mo. LIBOR US + 1.60%), 5.92%, 04/15/36(a)(c)		4,292	3,917,857
Series 2021-SSCP, Class E, (1 mo. LIBOR US + 2.10%), 6.42%, 04/15/36(a)(c)		3,650	3,309,937
Series 2021-SSCP, Class F, (1 mo. LIBOR US + 2.90%), 7.22%, 04/15/36(a)(c)		3,508	3,217,830
Series 2021-SSCP, Class G, (1 mo. LIBOR US + 3.80%), 8.12%, 04/15/36(a)(c)		3,947	3,619,978
Series 2021-SSCP, Class H, (1 mo. LIBOR US + 4.90%), 9.22%, 04/15/36(a)(c)		2,773	2,547,817
Benchmark Mortgage Trust
Series 2018-B5, Class A3, 3.94%, 07/15/51		4,840	4,533,235
Series 2020-B16, Class A5, 2.73%, 02/15/53		1,141	980,508
Series 2021-B29, Class A5, 2.39%, 09/15/54		3,136	2,535,416
BFLD Trust, Series 2020-EYP, Class E, (1 mo. LIBOR US + 3.70%), 8.02%, 10/15/35(a)(c)		3,978	3,238,359
BHMS, Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.25%), 5.57%, 07/15/35(a)(c)		2,770	2,659,391
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1 mo. CME Term SOFR + 1.77%), 6.11%, 05/15/39(a)(c)		2,431	2,381,996
BPR Trust, Series 2022-SSP, Class A, (1 mo. CME Term SOFR + 3.00%), 7.34%, 05/15/39(a)(c)		1,270	1,255,695
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)	USD	3,004	$ 2,862,417
Series 2013-1515, Class D, 3.63%, 03/10/33(a)		1,400	1,225,362
Series 2013-1515, Class E, 3.72%, 03/10/33(a)		250	215,958
Series 2013-1515, Class F, 3.93%, 03/10/33(a)(c)(d)		250	201,728
BX Commercial Mortgage Trust
Series 2019-XL, Class A, (1 mo. CME Term SOFR + 1.03%), 5.37%, 10/15/36(a)(c)		2,079	2,053,214
Series 2019-XL, Class G, (1 mo. CME Term SOFR + 2.41%), 6.75%, 10/15/36(a)(c)		18,463	17,672,609
Series 2019-XL, Class J, (1 mo. CME Term SOFR + 2.76%), 7.10%, 10/15/36(a)(c)		24,752	23,528,233
Series 2020-VIV2, Class C, 3.54%, 03/09/44(a)(c)		2,550	1,993,013
Series 2020-VIV3, Class B, 3.54%, 03/09/44(a)(c)		4,952	3,985,406
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		4,670	3,774,527
Series 2020-VKNG, Class F, (1 mo. CME Term SOFR + 2.86%), 7.20%, 10/15/37(a)(c)		3,269	3,034,306
Series 2021-21M, Class E, (1 mo. LIBOR US + 2.17%), 6.49%, 10/15/36(a)(c)		2,452	2,247,396
Series 2021-CIP, Class A, (1 mo. LIBOR US + 0.92%), 5.24%, 12/15/38(a)(c)		536	517,181
Series 2021-CIP, Class E, (1 mo. LIBOR US + 2.82%), 7.14%, 12/15/38(a)(c)		7,461	6,862,381
Series 2021-NWM, Class A, (1 mo. LIBOR US + 0.91%), 5.23%, 02/15/33(a)(c)(d)		14,244	13,389,807
Series 2021-NWM, Class B, (1 mo. LIBOR US + 2.15%), 6.47%, 02/15/33(a)(c)(d)		8,727	8,203,791
Series 2021-NWM, Class C, (1 mo. LIBOR US + 4.25%), 8.57%, 02/15/33(a)(c)(d)		5,842	5,491,723
Series 2021-SOAR, Class A, (1 mo. LIBOR US + 0.67%), 4.99%, 06/15/38(a)(c)		815	784,818
Series 2021-SOAR, Class G, (1 mo. LIBOR US + 2.80%), 7.12%, 06/15/38(a)(c)		11,132	10,276,653
Series 2022-CSMO, Class C, (1 mo. CME Term SOFR + 3.89%), 8.22%, 06/15/27(a)(c)		1,760	1,740,161
Series 2022-LP2, Class F, (1 mo. CME Term SOFR + 3.26%), 7.59%, 02/15/39(a)(c)		2,188	2,005,569
BX Trust
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		1,183	989,668
Series 2019-OC11, Class D, 3.94%, 12/09/41(a)(c)		8,267	6,583,263
Series 2019-OC11, Class E, 3.94%, 12/09/41(a)(c)		8,492	6,569,681
Series 2021-ARIA, Class D, (1 mo. LIBOR US + 1.90%), 6.21%, 10/15/36(a)(c)		2,090	1,932,762
Series 2021-ARIA, Class G, (1 mo. LIBOR US + 3.14%), 7.46%, 10/15/36(a)(c)		6,604	5,900,261
Series 2021-LBA, Class AJV, (1 mo. LIBOR US + 0.80%), 5.12%, 02/15/36(a)(c)		5,674	5,393,065
Series 2021-LBA, Class AV, (1 mo. LIBOR US + 0.80%), 5.12%, 02/15/36(a)(c)		1,219	1,158,644

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2021-LBA, Class FJV, (1 mo. LIBOR US + 2.40%), 6.72%, 02/15/36(a)(c)	USD	6,390	$ 5,679,367
Series 2021-LBA, Class FV, (1 mo. LIBOR US + 2.40%), 6.72%, 02/15/36(a)(c)		5,128	4,557,714
Series 2021-LBA, Class GJV, (1 mo. LIBOR US + 3.00%), 7.32%, 02/15/36(a)(c)		4,373	3,790,720
Series 2021-LBA, Class GV, (1 mo. LIBOR US + 3.00%), 7.32%, 02/15/36(a)(c)		6,640	5,835,558
Series 2021-MFM1, Class E, (1 mo. LIBOR US + 2.25%), 6.57%, 01/15/34(a)(c)		1,650	1,534,045
Series 2021-MFM1, Class F, (1 mo. LIBOR US + 3.00%), 7.32%, 01/15/34(a)(c)		2,550	2,345,538
Series 2021-SDMF, Class A, (1 mo. LIBOR US + 0.59%), 4.91%, 09/15/34(a)(c)		898	859,989
Series 2022-GPA, Class A, (1 mo. CME Term SOFR + 2.17%), 6.50%, 10/15/39(a)(c)		19,990	19,864,817
Series 2022-GPA, Class D, (1 mo. CME Term SOFR + 4.06%), 8.40%, 10/15/39(a)(c)		1,960	1,935,594
Series 2022-IND, Class E, (1 mo. CME Term SOFR + 3.99%), 8.31%, 04/15/37(a)(c)		7,220	6,783,650
Series 2022-LBA6, Class A, (1 mo. CME Term SOFR + 1.00%), 5.34%, 01/15/39(a)(c)		2,068	1,998,037
Series 2022-LBA6, Class D, (1 mo. CME Term SOFR + 2.00%), 6.34%, 01/15/39(a)(c)		2,890	2,672,756
Series 2022-VAMF, Class A, (1 mo. CME Term SOFR + 0.85%), 5.19%, 01/15/39(a)(c)		1,547	1,477,218
BXP Trust
Series 2017-CC, Class D, 3.55%, 08/13/37(a)(c)		750	587,368
Series 2017-CC, Class E, 3.55%, 08/13/37(a)(c)(d)		1,450	1,092,697
Series 2017-GM, Class D, 3.43%, 06/13/39(a)(c)(d)		590	493,535
Series 2017-GM, Class E, 3.43%, 06/13/39(a)(c)(d)		1,240	1,036,268
Series 2021-601L, Class D, 2.78%, 01/15/44(a)(c)(d)		2,010	1,261,275
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, (1 mo. LIBOR US + 1.75%), 6.07%, 12/15/37(a)(c)		3,619	3,491,242
Cassia SRL, Series 2022-1A, Class A, (3 mo. EURIBOR + 2.50%), 4.32%, 05/22/34(a)(c)	EUR	7,964	7,951,552
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50	USD	850	790,427
Series 2017-CD5, Class B, 3.96%, 08/15/50(c)		2,091	1,821,491
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48		410	390,162
Series 2018-TAN, Class A, 4.24%, 02/15/33(a)		1,860	1,843,133
Series 2018-TAN, Class B, 4.69%, 02/15/33(a)		2,274	2,238,737
Series 2018-TAN, Class C, 5.30%, 02/15/33(a)		1,160	1,116,959
Series 2018-TAN, Class E, 6.45%, 02/15/33(a)(c)		670	641,773
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CFK Trust, Series 2019-FAX, Class D, 4.64%, 01/15/39(a)(c)	USD	2,643	$ 2,229,446
CHC Commercial Mortgage Trust, Series 2019-CHC, Class B, (1 mo. LIBOR US + 1.50%), 5.82%, 06/15/34(a)(c)		5,931	5,642,962
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.09%, 03/11/47(c)		440	424,925
Series 2015-GC27, Class B, 3.77%, 02/10/48		990	901,884
Series 2016-C1, Class D, 4.94%, 05/10/49(a)(c)		450	371,587
Series 2016-GC37, Class C, 4.92%, 04/10/49(c)		640	575,818
Series 2017-C4, Class A4, 3.47%, 10/12/50		1,220	1,125,914
Series 2018-C6, Class A4, 4.41%, 11/10/51		1,960	1,863,247
Series 2019-PRM, Class D, 4.35%, 05/10/36(a)		1,120	1,108,053
Series 2019-PRM, Class E, 4.73%, 05/10/36(a)(c)		5,271	5,235,015
Series 2019-PRM, Class F, 4.73%, 05/10/36(a)(c)		5,180	5,124,288
Series 2019-SMRT, Class D, 4.75%, 01/10/36(a)(c)		7,200	6,950,208
Series 2019-SMRT, Class E, 4.75%, 01/10/36(a)(c)		419	398,938
Series 2020-420K, Class E, 3.31%, 11/10/42(a)(c)		1,540	1,083,875
Cold Storage Trust
Series 2020-ICE5, Class A, (1 mo. LIBOR US + 0.90%), 5.22%, 11/15/37(a)(c)		5,394	5,244,692
Series 2020-ICE5, Class E, (1 mo. LIBOR US + 2.77%), 7.08%, 11/15/37(a)(c)		9,270	8,885,607
Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 7.81%, 11/15/37(a)(c)		4,266	4,065,126
Commercial Mortgage Pass-Through Certificates
Series 2014-CR15, Class C, 4.67%, 02/10/47(c)		890	853,687
Series 2014-CR18, Class A4, 3.55%, 07/15/47		324	313,527
Commercial Mortgage Trust
Series 2013-GAM, Class A2, 3.37%, 02/10/28(a)		1,315	1,307,122
Series 2013-GAM, Class E, 3.42%, 02/10/28(a)(c)(d)		930	870,075
Series 2014-CR21, Class A3, 3.53%, 12/10/47		1,282	1,233,660
Series 2015-LC23, Class A4, 3.77%, 10/10/48		1,040	989,322
Series 2016-667M, Class D, 3.18%, 10/10/36(a)(c)		630	478,033
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class E, (1 mo. LIBOR US + 2.15%), 6.47%, 05/15/36(a)(c)		2,600	2,514,700
Series 2022-LION, 3.95%, 02/15/24		10,100	9,875,262
Credit Suisse Mortgage Trust
Series 2017-CALI, Class C, 3.78%, 11/10/32(a)(c)		1,729	1,477,478
Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.95%), 5.27%, 12/15/30(a)(c)		900	863,400

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Trust
Series 2017-TIME, Class A, 3.65%, 11/13/39(a)	USD	850	$ 723,348
Series 2020-FACT, Class E, (1 mo. LIBOR US + 4.86%), 9.18%, 10/15/37(a)(c)(d)		4,380	3,796,146
Series 2020-NET, Class D, 3.70%, 08/15/37(a)(c)		710	626,175
Series 2021-BHAR, Class E, (1 mo. LIBOR US + 3.50%), 7.82%, 11/15/38(a)(c)		1,166	1,093,538
Series 2022-NWPT, Class A, (1 mo. CME Term SOFR + 3.14%), 7.48%, 09/09/24(a)(c)		5,512	5,405,615
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57		1,160	1,100,736
Series 2016-C5, Class B, 4.46%, 11/15/48(c)		2,410	2,219,952
Series 2018-CX12, Class A4, 4.22%, 08/15/51(c)		460	433,079
Series 2018-CX12, Class C, 4.74%, 08/15/51(c)		570	473,637
Series 2019-C15, Class A4, 4.05%, 03/15/52		4,080	3,773,860
Series 2019-C16, Class C, 4.24%, 06/15/52(c)		2,919	2,300,056
Series 2020-C19, Class A3, 2.56%, 03/15/53		6,155	5,139,947
DBGS Mortgage Trust
Series 2018-5BP, Class B, (1 mo. LIBOR US + 0.98%), 5.30%, 06/15/33(a)(c)		2,890	2,664,880
Series 2019-1735, Class F, 4.20%, 04/10/37(a)(c)		423	257,114
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/49		1,430	1,334,605
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class A, 3.45%, 10/10/34(a)		1,248	1,173,152
Series 2017-BRBK, Class D, 3.53%, 10/10/34(a)(c)		1,800	1,607,358
Series 2017-BRBK, Class E, 3.53%, 10/10/34(a)(c)(d)		3,097	2,595,583
Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(c)(d)		920	773,963
ELP Commercial Mortgage Trust
Series 2021-ELP, Class G, (1 mo. LIBOR US + 3.12%), 7.43%, 11/15/38(a)(c)		6,008	5,474,933
Series 2021-ELP, Class J, (1 mo. LIBOR US + 3.61%), 7.93%, 11/15/38(a)(c)		1,156	1,053,250
Extended Stay America Trust
Series 2021-ESH, Class D, (1 mo. LIBOR US + 2.25%), 6.57%, 07/15/38(a)(c)		4,544	4,350,390
Series 2021-ESH, Class E, (1 mo. LIBOR US + 2.85%), 7.17%, 07/15/38(a)(c)		7,839	7,465,231
Series 2021-ESH, Class F, (1 mo. LIBOR US + 3.70%), 8.02%, 07/15/38(a)(c)		6,347	5,951,225
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.60%, 10/25/27(a)(c)		1,190	1,055,099
Series 2018-K74, Class B, 4.09%, 02/25/51(a)(c)		120	110,235
Series 2018-K80, Class B, 4.23%, 08/25/50(a)(c)		1,043	955,103
FS Rialto Issuer Ltd., Series 2022-FL7, Class A, (1 mo. CME Term SOFR + 2.90%), 6.81%, 10/19/39(a)(c)		4,865	4,830,479
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GCT Commercial Mortgage Trust, Series 2021-GCT, Class D, (1 mo. LIBOR US + 2.35%), 6.67%, 02/15/38(a)(c)	USD	440	$ 334,036
Grace Trust, Series 2020-GRCE, Class E, 2.68%, 12/10/40(a)(c)		1,489	945,364
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class A, 5.37%, 05/03/32(a)		2,750	2,647,176
GS Mortgage Securities Trust
Series 2012-GCJ9, Class C, 4.45%, 11/10/45(a)(c)		387	385,207
Series 2014-GC20, Class B, 4.53%, 04/10/47(c)		140	132,170
Series 2015-590M, Class E, 3.81%, 10/10/35(a)(c)		1,100	886,771
Series 2015-GC32, Class C, 4.41%, 07/10/48(c)		1,049	937,456
Series 2015-GS1, Class A3, 3.73%, 11/10/48		670	635,843
Series 2017-GPTX, Class A, 2.86%, 05/10/34(a)		2,290	2,129,700
Series 2019-GSA1, Class C, 3.81%, 11/10/52(c)		520	397,619
Series 2021-DM, Class A, (1 mo. LIBOR US + 0.89%), 5.20%, 11/15/36(a)(c)		3,852	3,721,275
Series 2021-DM, Class F, (1 mo. LIBOR US + 3.44%), 7.75%, 11/15/36(a)(c)		530	485,517
Series 2022-AGSS, Class A, (1 mo. CME Term SOFR + 2.69%), 7.03%, 11/15/27(a)(c)		8,490	8,509,808
Series 2022-ECI, Class A, (1 mo. CME Term SOFR + 2.19%), 6.53%, 08/15/39(a)(c)		5,160	5,101,055
Series 2022-ECI, Class D, (1 mo. CME Term SOFR + 4.19%), 8.53%, 08/15/39(a)(c)		2,087	2,048,941
Series 2022-SHIP, Class A, (1 mo. CME Term SOFR + 0.73%), 5.07%, 08/15/36(a)(c)		6,241	6,153,642
HIT Trust, Series 2022-HI32, Class A, (1 mo. CME Term SOFR + 2.39%), 6.73%, 07/15/24(a)(c)		1,160	1,141,680
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(a)		3,390	3,186,600
HONO Mortgage Trust, Series 2021-LULU, Class E, (1 mo. LIBOR US + 3.35%), 7.67%, 10/15/36(a)(c)		1,089	985,490
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 2.94%, 12/10/41(a)(c)		2,975	1,999,680
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (1 mo. CME Term SOFR + 2.25%), 6.58%, 10/15/39(a)(c)		9,809	9,805,938
IMT Trust
Series 2017-APTS, Class AFX, 3.48%, 06/15/34(a)		1,540	1,468,111
Series 2017-APTS, Class DFX, 3.50%, 06/15/34(a)(c)		1,600	1,490,477
Series 2017-APTS, Class EFX, 3.50%, 06/15/34(a)(c)		810	743,338
Independence Plaza Trust
Series 2018-INDP, Class B, 3.91%, 07/10/35(a)		700	653,521
Series 2018-INDP, Class C, 4.16%, 07/10/35(a)		1,600	1,476,933
INTOWN Mortgage Trust, Series 2022-STAY, Class A, (1 mo. CME Term SOFR + 2.49%), 6.83%, 08/15/39(a)(c)		5,685	5,647,619

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.12%, 12/15/48(a)(c)	USD	1,873	$ 1,586,960
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.21%, 06/15/51		965	911,196
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2021-MHC, Class F, (1 mo. LIBOR US + 2.95%), 7.27%, 04/15/38(a)(c)		2,750	2,584,354
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class C, 4.73%, 01/15/49(c)		710	634,264
Series 2017-JP6, Class A5, 3.49%, 07/15/50		1,180	1,091,498
Series 2017-JP7, Class B, 4.05%, 09/15/50		320	275,050
Series 2018-AON, Class A, 4.13%, 07/05/31(a)		1,819	1,703,892
Series 2018-PHH, Class A, (1 mo. LIBOR US + 1.21%), 5.53%, 06/15/35(a)(c)		1,938	1,767,716
Series 2019-COR5, Class A3, 3.12%, 06/13/52		1,700	1,507,760
Series 2019-MFP, Class E, (1 mo. LIBOR US + 2.16%), 6.48%, 07/15/36(a)(c)		2,460	2,298,174
Series 2020-609M, Class D, (1 mo. LIBOR US + 2.77%), 7.09%, 10/15/33(a)(c)		1,600	1,361,832
Series 2021-MHC, Class A, (1 mo. LIBOR US + 0.80%), 5.12%, 04/15/38(a)(c)		455	442,510
Series 2021-MHC, Class E, (1 mo. LIBOR US + 2.45%), 6.77%, 04/15/38(a)(c)		8,804	8,339,937
Series 2022-CGSS, Class A, (1 mo. CME Term SOFR + 2.47%), 6.80%, 12/15/36(a)(c)		4,424	4,415,536
Series 2022-NLP, Class F, (1 mo. CME Term SOFR + 3.54%), 7.88%, 04/15/37(a)(c)		5,624	4,533,135
Series 2022-NXSS, Class A, (1 mo. CME Term SOFR + 2.18%), 6.52%, 08/15/39(a)(c)		8,514	8,492,580
Series 2022-OPO, Class D, 3.45%, 01/05/39(a)(c)		3,654	2,626,574
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class F, (1 mo. LIBOR US + 2.05%), 6.37%, 12/15/37(a)(c)		2,490	2,295,794
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, (1 mo. LIBOR US + 1.80%), 6.12%, 05/15/36(a)(c)		8,428	8,199,217
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-2A, Class M3, (1 mo. LIBOR US + 0.45%), 4.84%, 09/25/36(a)(c)		1,434	1,355,428
Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.25%), 4.64%, 03/25/37(a)(c)		156	155,959
Life Mortgage Trust, Series 2021-BMR, Class F, (1 mo. LIBOR US + 2.35%), 6.67%, 03/15/38(a)(c)		4,154	3,919,492
LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.14%, 04/20/48(a)(c)		156	148,883
LUXE Trust, Series 2021-TRIP, Class A, (1 mo. LIBOR US + 1.05%), 5.37%, 10/15/38(a)(c)		232	221,709
MAD Mortgage Trust
Series 2017-330M, Class D, 3.98%, 08/15/34(a)(c)		1,085	970,648
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
MAD Mortgage Trust
Series 2017-330M, Class E, 4.03%, 08/15/34(a)(c)	USD	1,846	$ 1,621,362
Med Trust, Series 2021-MDLN, Class G, (1 mo. LIBOR US + 5.25%), 9.57%, 11/15/38(a)(c)		30,213	27,609,145
MF1, Series 2021-W10, Class G, (1 mo. CME Term SOFR + 4.22%), 8.56%, 12/15/34(a)(c)		1,005	908,040
MFT Trust, Series 2020-ABC, Class C, 3.48%, 02/10/42(a)(c)		1,773	1,271,590
MHC Commercial Mortgage Trust
Series 2021-MHC, Class E, (1 mo. LIBOR US + 2.10%), 6.42%, 04/15/38(a)(c)		13,483	12,760,496
Series 2021-MHC, Class F, (1 mo. LIBOR US + 2.60%), 6.92%, 04/15/38(a)(c)		1,164	1,090,960
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A4, 3.72%, 07/15/50		1,016	967,536
Series 2015-C23, Class D, 4.14%, 07/15/50(a)(c)		110	92,957
Series 2015-C25, Class B, 4.53%, 10/15/48(c)		2,910	2,706,545
Series 2015-C25, Class C, 4.53%, 10/15/48(c)		430	390,078
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 05/15/48(c)		420	401,625
Series 2017-H1, Class C, 4.28%, 06/15/50(c)(d)		221	194,480
Series 2017-HR2, Class D, 2.73%, 12/15/50		430	292,664
Series 2018-H3, Class A5, 4.18%, 07/15/51		175	164,867
Series 2018-L1, Class A3, 4.14%, 10/15/51		940	879,497
Series 2018-MP, Class E, 4.28%, 07/11/40(a)(c)		2,730	1,923,520
Series 2018-SUN, Class A, (1 mo. LIBOR US + 0.90%), 5.22%, 07/15/35(a)(c)		1,410	1,381,671
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.55%), 6.87%, 07/15/35(a)(c)		28	26,733
Series 2019-L2, Class A4, 4.07%, 03/15/52		1,485	1,370,465
MSCG Trust
Series 2018-SELF, Class E, (1 mo. LIBOR US + 2.15%), 6.47%, 10/15/37(a)(c)		679	632,594
Series 2018-SELF, Class F, (1 mo. LIBOR US + 3.05%), 7.37%, 10/15/37(a)(c)		3,153	2,936,343
MSDB Trust, Series 2017-712F, Class B, 3.45%, 07/11/39(a)(c)		1,650	1,365,867
MTN Commercial Mortgage Trust
Series 2022-LPFL, Class A, (1 mo. CME Term SOFR + 1.40%), 5.73%, 03/15/39(a)(c)		6,160	6,003,335
Series 2022-LPFL, Class F, (1 mo. CME Term SOFR + 5.29%), 9.62%, 03/15/39(a)(c)		3,975	3,723,360
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.95%), 5.27%, 06/15/35(a)(c)		400	386,546
Series 2018-RIVA, Class E, (1 mo. CME Term SOFR + 2.79%), 7.12%, 02/15/33(a)(c)		533	531,571
Series 2018-SOX, Class A, 4.40%, 06/17/38(a)		4,162	3,772,101
Series 2019-LVL, Class D, 4.44%, 08/15/38(a)		1,550	1,223,556

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 3.95%, 05/10/39(a)(c)(d)	USD	2,910	$ 1,996,512
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. LIBOR US + 2.75%), 7.07%, 01/15/36(a)(c)		960	840,214
PFP Ltd., Series 2022-9, Class A, (1 mo. CME Term SOFR + 2.27%), 6.60%, 08/19/35(a)(c)		6,660	6,563,815
Ready Capital Mortgage Financing LLC
Series 2022-FL10, Class A, (1 mo. CME Term SOFR + 2.55%), 6.88%, 10/25/39(a)(c)		9,356	9,306,245
Series 2022-FL9, Class A, (1 mo. CME Term SOFR + 2.47%), 6.79%, 06/25/37(a)(c)		2,182	2,168,492
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1 mo. CME Term SOFR + 2.25%), 6.58%, 01/19/37(a)(c)		13,475	13,148,214
Scorpio European Loan Conduit No. 34 DAC, Series 34A, Class C, (1 day SONIA + 2.22%), 5.47%, 05/17/29(a)(c)	GBP	1,151	1,345,986
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class D, 3.48%, 09/15/39(a)(c)	USD	2,200	1,656,629
SMRT, Series 2022-MINI, Class E, (1 mo. CME Term SOFR + 2.70%), 7.04%, 01/15/39(a)(c)		1,550	1,414,074
SREIT Trust
Series 2021-MFP, Class F, (1 mo. LIBOR US + 2.62%), 6.94%, 11/15/38(a)(c)		5,400	5,034,401
Series 2021-MFP2, Class A, (1 mo. LIBOR US + 0.82%), 5.14%, 11/15/36(a)(c)		1,180	1,135,609
Series 2021-MFP2, Class F, (1 mo. LIBOR US + 2.62%), 6.94%, 11/15/36(a)(c)		4,101	3,833,910
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1 mo. CME Term SOFR + 2.19%), 6.52%, 05/15/37(a)(c)		7,300	7,088,226
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4, 3.68%, 12/15/50		880	811,503
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M3, 4.24%, 11/25/47(a)(c)		262	214,523
Series 2017-2, Class M4, 5.00%, 11/25/47(a)(c)		158	124,406
Series 2018-1, Class M2, 4.26%, 04/25/48(a)		136	120,583
Series 2020-1, Class M1, 2.80%, 02/25/50(a)(c)		773	651,854
Series 2020-1, Class M2, 2.98%, 02/25/50(a)(c)		870	730,124
Series 2021-4, Class A, 2.52%, 12/26/51(a)(c)		11,741	9,984,172
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(c)		1,165	888,749
Series 2022-4, Class M2, 6.97%, 08/25/52(a)(c)		890	830,202
Series 2022-4, Class M3, 7.54%, 08/25/52(a)(c)		737	669,067
VNDO Trust, Series 2016-350P, Class D, 3.90%, 01/10/35(a)(c)		3,390	2,749,185
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (1 mo. LIBOR US + 1.42%), 5.75%, 01/15/59(c)		3,011	2,942,527
Series 2016-C34, Class A3FL, (1 mo. LIBOR US + 1.04%), 5.37%, 06/15/49(a)(c)		1,830	1,757,953
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.85%), 5.37%, 12/13/31(a)(c)		2,051	2,022,945
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2018-1745, Class A, 3.75%, 06/15/36(a)(c)	USD	1,253	$ 1,070,428
Series 2018-C45, Class C, 4.73%, 06/15/51		530	445,961
Series 2018-C48, Class B, 4.90%, 01/15/52(c)		3,612	3,206,991
Series 2020-C56, Class A5, 2.45%, 06/15/53		703	583,878
Series 2020-SDAL, Class D, (1 mo. LIBOR US + 2.09%), 6.41%, 02/15/37(a)(c)		1,530	1,434,778
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 7.06%, 02/15/37(a)(c)		1,300	1,205,892
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.20%, 11/15/47(c)		770	699,056
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1 mo. CME Term SOFR + 2.79%), 7.13%, 11/15/27(a)(c)		6,274	6,250,383
			772,614,738
Interest Only Collateralized Mortgage Obligations — 0.1%
Ajax Mortgage Loan Trust, Series 2021-E, Class XS, 0.00%, 12/25/60(a)(c)		112,376	4,616,245
JPMorgan Mortgage Trust
Series 2021-INV5, Class A2X, 0.50%, 12/25/51(a)(c)		54,772	1,377,960
Series 2021-INV5, Class A5X, 0.50%, 12/25/51(a)(c)		5,881	156,205
Series 2021-INV5, Class AX1, 0.19%, 12/25/51(a)(c)		105,865	990,117
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(c)		28,958	780,118
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(c)		17,891	436,237
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(c)		6,756	305,762
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(c)		3,153	84,940
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(c)		56,759	789,834
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 0.70%, 07/25/56(a)(c)		2,964	289,916
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 4.29%, 02/25/38(a)(c)		12,317	3,412,780
			13,240,114
Interest Only Commercial Mortgage-Backed Securities — 0.1%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.15%, 06/05/37(a)(c)		13,000	93,475
BANK, Series 2019-BN20, Class XB, 0.37%, 09/15/62(c)		39,279	812,514
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2017-BNK3, Class XB, 0.59%, 02/15/50(c)		11,850	256,236
Series 2017-BNK3, Class XD, 1.24%, 02/15/50(a)(c)		5,000	218,572
BBCMS Mortgage Trust
Series 2015-SRCH, Class XA, 0.91%, 08/10/35(a)(c)		16,546	523,008
Series 2020-C7, Class XB, 0.99%, 04/15/53(c)		1,596	93,715

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2019-B9, Class XA, 1.03%, 03/15/52(c)	USD	13,223	$ 625,078
Series 2020-B17, Class XB, 0.53%, 03/15/53(c)		7,100	203,284
Series 2021-B23, Class XA, 1.27%, 02/15/54(c)		27,453	1,851,241
BX Trust, Series 2022-GPA, Class XCP, 1.03%, 10/15/39(a)(c)		107,548	680,381
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XD, 1.70%, 01/10/48(a)(c)		5,497	240,201
Series 2016-C4, Class XB, 0.69%, 05/10/58(c)		5,810	120,985
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class X, 0.80%, 11/10/42(a)(c)		46,500	2,350,315
Commercial Mortgage Pass-Through Certificates
Series 2013-CR6, Class XA, 0.96%, 03/10/46(c)		9,199	256
Series 2015-3BP, Class XA, 0.06%, 02/10/35(a)(c)		150,000	272,940
Series 2015-CR25, Class XA, 0.80%, 08/10/48(c)		4,325	74,314
Series 2018-COR3, Class XD, 1.75%, 05/10/51(a)(c)		3,200	225,616
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.17%, 11/15/50(c)		12,490	133,879
Series 2019-C16, Class XA, 1.55%, 06/15/52(c)		30,299	2,170,550
Series 2019-C17, Class XA, 1.35%, 09/15/52(c)		10,244	620,451
Series 2019-C17, Class XB, 0.56%, 09/15/52(c)		19,090	572,429
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 04/10/37(a)(c)		21,535	362,268
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(c)		5,780	202,350
FREMF Mortgage Trust, Series 2019-KW08, Class X2A, 0.10%, 01/25/29(a)		154,466	652,524
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.21%, 05/03/32(a)(c)		21,000	118,854
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.81%, 11/10/52(c)		7,821	329,183
Series 2020-GSA2, Class XA, 1.73%, 12/12/53(a)(c)		18,536	1,715,157
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.80%, 09/15/47(c)		1,720	16,138
Series 2014-C23, Class XA, 0.60%, 09/15/47(c)		23,826	175,077
Series 2015-C29, Class XA, 0.57%, 05/15/48(c)		1,413	15,192
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(c)		4,940	113,478
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class XB, 0.58%, 04/15/46(c)	USD	4,570	$ 7,232
Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(c)		13,040	289,987
Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class XA, 1.16%, 02/15/36(a)(c)		3,689	169,802
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.79%, 03/10/50(a)(c)		2,584	52,939
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class XF, 1.18%, 12/15/47(a)(c)		4,370	95,665
Series 2015-C26, Class XD, 1.31%, 10/15/48(a)(c)		4,490	143,733
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.60%, 03/15/49(a)(c)		13,984	622,140
Series 2017-H1, Class XD, 2.15%, 06/15/50(a)(c)		3,293	249,303
Series 2019-H6, Class XB, 0.72%, 06/15/52(c)		23,510	890,173
Series 2019-L2, Class XA, 1.00%, 03/15/52(c)		8,647	411,943
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39(a)(c)		36,697	553,593
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(c)		53,230	1,522
Series 2017-1MKT, Class XNCP, 0.09%, 02/10/32(a)(c)		10,646	28,102
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.47%, 10/15/52(c)		31,877	2,238,671
Series 2019-C18, Class XA, 1.02%, 12/15/52(c)		34,913	1,603,149
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class XA, 1.02%, 12/15/48(c)		2,222	52,049
Series 2016-BNK1, Class XD, 1.25%, 08/15/49(a)(c)		4,420	162,025
Series 2019-C50, Class XA, 1.41%, 05/15/52(c)		22,364	1,390,962
			24,802,651
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(a)(q)		1,531	226,709
Total Non-Agency Mortgage-Backed Securities — 8.4% (Cost: $1,591,105,322)			1,448,539,370
Preferred Securities
Capital Trusts — 0.3%
Banks — 0.1%
Ahli United Sukuk Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.01%), 3.88%(e)(k)		350	317,625
Banco Mercantil del Norte SA
5.88%(a)(k)		908	808,574
5.88%(e)(k)		661	588,621

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Banco Mercantil del Norte SA
6.63%(a)(k)	USD	1,450	$ 1,196,069
6.63%(e)(k)		661	545,242
6.75%(e)(k)		206	200,631
Bank of America Corp., Series FF, 5.88%(k)		6,860	6,041,328
Citigroup, Inc., 3.88%(k)		5,851	4,987,977
Emirates NBD Bank PJSC, 6.13%(e)(k)		1,539	1,513,799
HDFC Bank Ltd., 3.70%(e)(k)		300	255,750
Kasikornbank PCL, 5.28%(e)(k)		300	283,838
Lehman Brothers Holdings Capital Trust VII, 5.86%(d)(f)(j)(k)		1,888	—
NBK Tier 1 Financing Ltd., 3.63%(a)(k)		1,899	1,653,079
			18,392,533
Capital Markets — 0.2%
Bank of New York Mellon Corp., Series F, 4.63%(k)		3,642	3,105,679
Charles Schwab Corp., Series H, 4.00%(k)		9,868	7,869,237
State Street Corp.
Series F, (3 mo. LIBOR US + 3.60%), 8.37%(c)(k)		1,338	1,334,353
Series H, 5.63%(k)		19,655	18,245,274
			30,554,543
Insurance — 0.0%
Hanwha Life Insurance Co. Ltd., 4.70%(e)(k)		800	775,900
KDB Life Insurance Co. Ltd., 7.50%(e)(k)		430	385,443
			1,161,343
Media — 0.0%
Paramount Global, 6.38%, 03/30/62		6,216	5,081,638
Total Capital Trusts — 0.3%			55,190,057
	Shares
Preferred Stocks — 0.2%
Household Durables — 0.1%
Dream Finders Homes, Inc.(d)	15,124	13,781,745
Internet & Direct Marketing Retail — 0.0%
Cap Hill Brands(d)	2,670,520	4,219,422
Software — 0.1%
Versa Networks, Inc. (Acquired 10/14/22, cost $12,017,972)(d)(f)(m)	4,118,274	10,995,791
Total Preferred Stocks — 0.2%		28,996,958
Total Preferred Securities — 0.5% (Cost: $94,907,638)		84,187,015
Rights
Diversified Financial Services — 0.0%
Crown PropTech Acquisitions, Expires 02/01/26, Strike Price USD 11.50(d)	214,560	2
Total Rights — 0.0% (Cost: $321,840)		2
Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Fannie Mae, 6.63%, 11/15/30	USD	1,450	1,700,364
Security		Par (000)	Value
Collateralized Mortgage Obligations — 0.1%
Fannie Mae, Series 2003-W5, Class A, (1 mo. LIBOR US + 0.11%), 4.50%, 04/25/33(c)	USD	1	$ 1,007
Freddie Mac
Series 2015-DN1, Class B, (1 mo. LIBOR US + 11.50%), 15.89%, 01/25/25(c)		293	296,963
Series 2015-HQ2, Class B, (1 mo. LIBOR US + 7.95%), 12.34%, 05/25/25(c)		511	502,723
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.45%), 8.84%, 03/25/30(c)		1,860	1,957,348
Series 2021-DNA1, Class B1, (SOFR (30-day) + 2.65%), 6.58%, 01/25/51(a)(c)		6,250	5,619,761
Series 2021-DNA2, Class B1, (SOFR (30-day) + 3.40%), 7.33%, 08/25/33(a)(c)		4,548	4,200,445
			12,578,247
Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32(c)		305	299,285
Freddie Mac
Series K148, Class A2, 3.50%, 07/25/32(c)		4,043	3,725,891
Series K-151, Class A2, 3.80%, 10/25/32(c)		6,120	5,776,506
			9,801,682
Interest Only Collateralized Mortgage Obligations — 0.4%
Fannie Mae
Series 2020-101, Class AI, 3.50%, 01/25/51		10,994	1,936,229
Series 2020-32, Class PI, 4.00%, 05/25/50		6,239	1,193,563
Series 2020-77, Class HI, 4.00%, 11/25/50		23,469	4,587,655
Series 2020-80, Class EI, 4.00%, 11/25/50		4,159	818,377
Series 2021-31, Class IB, 4.00%, 06/25/51		6,752	1,318,811
Series 2021-50, Class IO, 4.00%, 08/25/51		9,089	1,773,491
Series 2022-1, Class HI, 3.00%, 02/25/52		3,667	469,574
Series 427, Class C71, 3.00%, 10/25/49(d)		30,304	4,894,151
Series 427, Class C77, 2.50%, 09/25/51(d)		33,111	4,781,172
Freddie Mac
Series 4940, Class PI, 4.00%, 07/25/49(d)		2,665	420,623
Series 4995, Class BI, 4.50%, 06/25/50		2,943	583,035
Series 5014, Class DI, 4.00%, 09/25/50		2,313	382,944
Series 5018, Class CI, 4.50%, 10/25/50		2,952	632,090
Series 5022, Class KI, 3.00%, 10/25/50		22,679	3,506,243
Series 5052, Class KI, 4.00%, 12/25/50(d)		10,965	2,105,203
Series 5081, Class PI, 3.00%, 03/25/51		11,171	1,791,122
Series 5100, Class MI, 3.50%, 09/25/48(d)		5,292	916,210
Series 5112, Class KI, 3.50%, 06/25/51		25,006	3,930,778
Series 5129, Class IO, 3.00%, 09/25/50		2,576	389,116
Series 5139, Class IG, 3.00%, 09/25/51		6,244	999,289
Series 5142, Class IP, 3.00%, 09/25/51		2,741	408,937
Series 5142, Class PI, 3.00%, 09/25/51		3,541	564,217
Series 5145, Class HI, 3.00%, 09/25/51		2,492	439,779
Series 5152, Class EI, 3.50%, 10/25/51		11,926	2,182,708
Series 5155, Class JI, 3.00%, 10/25/51		5,767	888,393
Series 5155, Class NI, 3.00%, 10/25/51(d)		6,941	967,455
Series 5164, Class IB, 3.00%, 11/25/51		8,369	1,306,701
Series 5167, Class MI, 3.00%, 11/25/51		3,718	634,156
Series 5196, Class DI, 3.00%, 02/25/52		13,094	2,075,253
Ginnie Mae
Series 2020-144, Class IO, 2.50%, 09/20/50		7,006	866,285
Series 2020-146, Class DI, 2.50%, 10/20/50		5,698	735,246
Series 2020-151, Class MI, 2.50%, 10/20/50		29,783	3,851,721
Series 2020-167, Class BI, 2.50%, 11/20/50		7,447	969,491
Series 2020-175, Class DI, 2.50%, 11/20/50		1,987	248,053
Series 2020-185, Class MI, 2.50%, 12/20/50		7,026	949,301
Series 2021-116, Class IA, 2.50%, 06/20/51		2,493	334,643
Series 2021-15, Class GI, 3.50%, 01/20/51		4,116	610,363

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Ginnie Mae
Series 2021-161, Class IB, 4.00%, 09/20/51(d)	USD	2,453	$ 378,505
Series 2021-176, Class IA, 3.50%, 10/20/51(d)		5,877	850,037
Series 2021-199, Class KI, 3.50%, 11/20/51		2,968	423,937
Series 2021-209, Class TJ, 3.50%, 11/20/51		2,621	374,376
Series 2021-214, Class AI, 4.00%, 12/20/51(d)		5,768	908,527
Series 2021-215, Class LI, 3.00%, 12/20/51		4,503	608,221
Series 2021-221, Class AI, 3.50%, 12/20/51(d)		5,382	798,137
Series 2021-221, Class CI, 3.00%, 12/20/51		2,706	361,493
Series 2021-67, Class QI, 3.00%, 04/20/51		4,224	591,090
Series 2021-76, Class JI, 3.00%, 08/20/50		4,340	610,580
Series 2021-78, Class IC, 4.00%, 05/20/51		3,971	630,652
Series 2021-96, Class MI, 3.00%, 06/20/51		7,574	1,064,819
			63,062,752
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac
Series K121, Class X1, 1.02%, 10/25/30(c)		13,761	811,413
Series KL06, Class XFX, 1.36%, 12/25/29(c)		6,710	438,448
Series KW09, Class X1, 0.81%, 05/25/29(c)		36,697	1,394,866
Ginnie Mae
Series 2013-30, Class IO, 0.53%, 09/16/53(c)		2,933	42,587
Series 2013-78, Class IO, 0.28%, 10/16/54(c)		4,808	59,487
Series 2015-173, Class IO, 0.60%, 09/16/55(c)		3,379	77,029
Series 2015-22, Class IO, 0.53%, 03/16/55(c)		3,841	66,526
Series 2015-37, Class IO, 0.57%, 10/16/56(c)		530	14,007
Series 2015-48, Class IO, 0.91%, 02/16/50(c)		470	11,393
Series 2016-36, Class IO, 0.69%, 08/16/57(c)		748	21,213
Series 2016-96, Class IO, 0.77%, 12/16/57(c)		3,323	116,780
			3,053,749
Mortgage-Backed Securities — 49.7%
Fannie Mae Mortgage-Backed Securities
1.50%, 11/01/41 - 03/01/51		232,920	188,514,829
2.00%, 10/01/31 - 03/01/52		640,938	527,662,184
2.50%, 09/01/27 - 06/01/52		1,051,103	909,454,258
3.00%, 04/01/28 - 05/01/52		228,858	207,131,132
3.50%, 08/01/28 - 04/01/52(r)		312,920	288,881,108
4.00%, 08/01/31 - 04/01/52		234,991	223,558,297
4.50%, 02/01/25 - 07/01/52		163,055	160,903,463
5.00%, 11/01/32 - 05/01/49		18,956	19,152,666
5.50%, 12/01/32 - 04/01/41		11,042	11,365,041
6.00%, 02/01/34 - 06/01/41		6,437	6,632,259
6.50%, 05/01/40		1,254	1,316,069
Freddie Mac Mortgage-Backed Securities
1.50%, 08/01/50 - 10/01/50		19,640	15,173,985
2.00%, 02/01/36 - 02/01/52		386,043	317,818,294
2.50%, 04/01/27 - 04/01/52(r)		623,098	534,845,969
3.00%, 09/01/27 - 08/01/52		505,804	450,829,930
3.50%, 02/01/31 - 08/01/51		93,457	88,102,383
4.00%, 08/01/40 - 02/01/52		120,302	115,568,944
4.50%, 02/01/39 - 08/01/52		99,036	97,053,491
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities
5.00%, 07/01/35 - 11/01/48	USD	5,278	$ 5,353,305
5.50%, 02/01/35 - 06/01/41		1,483	1,537,314
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 01/15/53(s)		277,321	233,230,785
2.50%, 04/20/51 - 01/15/53(s)		283,993	246,394,027
3.00%, 12/20/44 - 01/15/53(s)		208,132	186,027,803
3.50%, 01/15/42 - 01/15/53(s)		152,171	140,336,950
4.00%, 04/20/39 - 01/15/53(s)		101,534	96,441,683
4.50%, 12/20/39 - 01/15/53(s)		70,658	68,733,894
5.00%, 04/15/33 - 01/15/53(s)		51,800	51,403,324
Uniform Mortgage-Backed Securities
1.50%, 01/01/38 - 01/01/53(s)		61,849	53,490,827
2.00%, 01/01/38 - 01/01/53(s)		387,874	329,681,682
2.50%, 01/01/38 - 01/01/53(s)		789,693	670,586,464
3.00%, 01/01/38 - 01/01/53(s)		176,209	154,993,929
3.50%, 01/01/38 - 01/01/53(s)		22,013	20,251,202
4.00%, 01/01/53(s)		196,371	184,129,126
4.50%, 01/01/53(s)		442,654	425,943,591
5.00%, 01/01/53(s)		378,696	373,091,718
5.50%, 01/01/53(s)		1,178,903	1,181,556,863
			8,587,148,789
Total U.S. Government Sponsored Agency Securities — 50.2% (Cost: $9,208,952,158)			8,677,345,583
U.S. Treasury Obligations
U.S. Treasury Bonds
4.63%, 02/15/40		10,812	11,619,099
1.13%, 05/15/40 - 08/15/40		18,140	11,309,157
3.88%, 08/15/40		10,812	10,546,768
1.38%, 11/15/40		9,070	5,896,563
4.25%, 11/15/40		10,812	11,045,978
2.50%, 02/15/45(t)		102,915	77,479,718
2.75%, 11/15/47(t)		103,431	80,680,220
3.00%, 02/15/48(t)		102,915	84,354,119
U.S. Treasury Notes
0.25%, 04/15/23		167,495	165,545,254
0.13%, 05/31/23		34,305	33,692,602
1.50%, 10/31/24 - 02/15/30		85,515	78,015,388
2.25%, 11/15/24 - 08/15/27(t)		147,346	140,801,999
1.75%, 12/31/24		53,956	51,216,047
0.50%, 03/31/25 - 05/31/27		268,700	238,363,704
0.38%, 04/30/25 - 12/31/25(h)		261,996	237,610,486
0.75%, 05/31/26		40,427	36,054,252
0.63%, 03/31/27		60,677	52,651,519
2.38%, 05/15/27 - 03/31/29		53,663	49,259,436
1.25%, 03/31/28 - 05/31/28		52,269	45,345,399
3.13%, 11/15/28		6,518	6,216,797
1.63%, 08/15/29 - 05/15/31(t)		38,077	32,867,547
2.88%, 05/15/32		5,720	5,271,245
Total U.S. Treasury Obligations — 8.5% (Cost: $1,747,576,762)			1,465,843,297
Shares
Warrants(f)
Auto Components — 0.0%
Aurora Innovation, Inc. (Issued/Exercisable 05/04/22, 1 Share for 1 Warrant, Expires 12/31/28, Strike Price USD 11.50)	25,012	3,252

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Auto Components (continued)
Embark Technology, Inc. (Issued/Exercisable 12/28/20, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	18,053	$ 359
FreeWire Technologies, Inc. (Issued/Exercisable 06/05/22, 1 Share for 1 Warrant, Expires 04/26/27, Strike Price USD 3.35)(d)	853,096	665,415
		669,026
Automobiles — 0.0%
EVgo, Inc. (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	118,340	79,027
Lightning eMotors, Inc. (Issued/Exercisable 03/03/22, 1 Share for 1 Warrant, Expires 05/18/25, Strike Price USD 11.50)	216,261	16,034
		95,061
Capital Markets — 0.0%
Cano Health, Inc. (Issued/Exercisable 07/06/21, 1 Share for 1 Warrant, Expires 07/06/25, Strike Price USD 11.50)	98,960	21,771
Diversified Financial Services — 0.0%
Gores Holdings VIII, Inc. (Issued/Exercisable 01/28/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	42,918	13
KINS Technology Group, Inc. (Issued/Exercisable 01/11/22, 1 Share for 1 Warrant, Expires 10/31/25, Strike Price USD 11.50)(d)	469,648	18,786
KINS Technology Group, Inc. (Issued/Exercisable 02/02/21, 1 Share for 1 Warrant, Expires 12/31/25, Strike Price USD 11.50)	399,242	12,017
Pivotal Investment Corp. III (Issued/Exercisable 01/19/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	31,052	1,553
Proof Acquisition Corp. I (Issued/Exercisable 05/02/22, 1 Share for 1 Warrant, Expires 10/01/26, Strike Price USD 11.50)(d)	109,868	2,197
Rotor Acquisition Corp. (Issued/Exercisable 01/11/22, 1 Share for 1 Warrant, Expires 01/31/26, Strike Price USD 11.50)	72,998	3,650
TPB Acquisition Corp. I (Issued/Exercisable 02/19/22, 1 Share for 1 Warrant, Expires 02/19/23, Strike Price USD 11.50)	79,561	37,449
		75,665
Electrical Equipment — 0.0%
Volta, Inc. (Issued/Exercisable 10/22/20, 1 Share for 1 Warrant, Expires 06/14/27, Strike Price USD 11.50)	121,900	7,960
Equity Real Estate Investment Trusts (REITs) — 0.0%
Sonder Holdings, Inc. (Issued/Exercisable 02/19/21, 1 Share for 1 Warrant, Expires 11/19/26, Strike Price USD 12.50)(d)	126,555	1,266
Interactive Media & Services — 0.0%
Genius Sports Ltd. (Issued/Exercisable 03/30/21, 1 Share for 1 Warrant, Expires 12/31/28, Strike Price USD 11.50)	455,188	409,669
Security	Shares	Value
Machinery — 0.0%
Sarcos Technology & Robotics Corp. (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 11.50)	267,474	$ 10,057
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)	4,466	56,272
Real Estate Management & Development — 0.0%
Offerpad Solutions, Inc. (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 10/13/25, Strike Price USD 11.50)	183,068	4,119
Software — 0.0%
Latch, Inc. (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 12/31/26, Strike Price USD 11.50)	89,742	3,823
Pear Therapeutics, Inc. (Issued/Exercisable 03/23/21, 1 Share for 1 Warrant, Expires 02/04/26, Strike Price USD 11.50)	63,832	9,504
Versa Networks, Inc. (Issued/Exercisable 10/05/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01) (Acquired 10/14/22, cost $0)(d)(m)	507,586	1,309,572
		1,322,899
Total Warrants — 0.0% (Cost: $12,623,603)		2,673,765
Total Long-Term Investments — 114.1% (Cost: $21,596,387,843)		19,705,879,378
Par (000)
Short-Term Securities
Commercial Paper — 0.1%
Citibank N.A., 0.00%, 08/01/23	USD	11,158	11,078,095
	Shares
Money Market Funds — 7.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.03%(p)(u)	1,205,256,388	1,205,256,388
SL Liquidity Series, LLC, Money Market Series, 4.49%(p)(u)(v)	5,597,322	5,596,762
		1,210,853,150
Total Short-Term Securities — 7.1% (Cost: $1,222,009,056)		1,221,931,245
Options Purchased — 0.4% (Cost: $45,634,581)		64,333,454
Total Investments Before Options Written and TBA Sale Commitments — 121.6% (Cost: $22,864,031,480)		20,992,144,077
		Par (000)
TBA Sale Commitments(s)
Mortgage-Backed Securities — (21.0)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 01/15/53	USD	(1,476)	(1,236,645)
2.50%, 01/15/53		(1,113)	(964,256)

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities
3.00%, 01/15/53	USD	(956)	$ (851,014)
3.50%, 01/15/53		(417)	(383,063)
Uniform Mortgage-Backed Securities
1.50%, 01/01/38 - 01/01/53		(2,705)	(2,120,915)
2.00%, 01/01/38 - 01/01/53		(6,392)	(5,298,365)
2.50%, 01/01/38 - 01/01/53		(1,478,046)	(1,251,909,876)
3.00%, 01/01/38 - 01/01/53		(261,612)	(229,555,358)
3.50%, 01/01/53		(40,326)	(36,631,455)
4.00%, 01/01/53		(300,563)	(281,828,892)
4.50%, 01/01/53		(381,052)	(366,670,165)
5.00%, 01/01/53		(268,062)	(264,100,358)
5.50%, 01/01/53		(1,178,903)	(1,181,556,863)
Total TBA Sale Commitments — (21.0)% (Proceeds: $(3,648,859,761))			(3,623,107,225)
Options Written — (0.8)% (Premiums Received: $(85,913,377))			(126,203,270)
Total Investments Net of Options Written and TBA Sale Commitments — 99.8% (Cost: $19,129,258,342)			17,242,833,582
Other Assets Less Liabilities — 0.2%			27,142,647
Net Assets — 100.0%			$ 17,269,976,229
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Non-income producing security.
(g)	All or a portion of this security is on loan.
(h)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)	Convertible security.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Perpetual security with no stated maturity date.
(l)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)	Restricted security as to resale, excluding 144A securities. The Master Portfolio held restricted securities with a current value of $20,369,063, representing 0.1% of its net assets as of period end, and an original cost of $19,401,986.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Fixed rate.
(p)	Affiliate of the Master Portfolio.
(q)	Zero-coupon bond.
(r)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(s)	Represents or includes a TBA transaction.
(t)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(u)	Annualized 7-day yield as of period end.
(v)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Par/Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$ 2,571	$ —	$ —	$ —	$ (2,571)	$ —	2,839	$ —	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Class	436,896,201	768,360,187(a)	—	—	—	1,205,256,388	1,205,256,388	6,812,342	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	—	4,839,907	(4,984,715)	144,808	—	—	—	—	—
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	—	16,514,978	(16,485,864)	(29,114)	—	—	—	—	—
iShares TIPS Bond ETF(b)	—	7,760,214	(7,801,262)	41,048	—	—	—	—	—
SL Liquidity Series, LLC, Money Market Series	4,095,774	1,501,133(a)	—	(1,214)	1,069	5,596,762	5,597,322	128,868(c)	—
				$ 155,528	$ (1,502)	$ 1,210,853,150		$ 6,941,210	$ —
(a)	Represents net shares purchased (sold).
(b)	As of period end, the entity is no longer held by the Master Portfolio.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Fed Funds, 30-Day	1	01/31/23	$ 399	$ 790
U.S. Treasury Bonds (30 Year)	7,134	03/22/23	889,521	(9,021,896)
U.S. Treasury Notes (10 Year)	1,796	03/22/23	201,405	(2,344,840)
U.S. Ultra Treasury Bonds	4,639	03/22/23	619,451	(11,220,170)
U.S. Ultra Treasury Bonds (10 Year)	123	03/22/23	14,501	(73,094)
U.S. Treasury Notes (2 Year)	18,580	03/31/23	3,808,900	(8,263,548)
U.S. Treasury Notes (5 Year)	17,726	03/31/23	1,911,361	(3,805,414)
3-month SOFR	2,639	09/19/23	626,960	(98,190)
3-month SONIA Index	339	09/19/23	97,694	12,832
				(34,813,530)
Short Contracts
Euro-BTP Italian Government Bond	31	03/08/23	3,614	65,080
Euro-Bund	76	03/08/23	10,815	181,344
Euro-Buxl	155	03/08/23	22,439	2,324,074
Euro-OAT	236	03/08/23	32,159	729,178
Japanese Government Bonds (10 Year)	779	03/13/23	863,406	15,342,342
E-Mini S&P 500 Index	286	03/17/23	55,212	877,166
Euro STOXX 50 Index	914	03/17/23	37,016	1,465,996
Euro STOXX Banks Index	2,371	03/17/23	12,209	(402,360)

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short ContractsShort Contracts (continued)
NASDAQ 100 E-Mini Index	25	03/17/23	$ 5,511	$ 343,722
Russell 2000	55	03/17/23	4,870	171,996
				21,098,538
				$ (13,714,992)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,385,000	USD	4,678,382	JPMorgan Chase Bank N.A.	01/04/23	$ 17,191
AUD	19,962,536	USD	13,539,000	Royal Bank of Canada	01/06/23	56,541
CAD	18,344,183	USD	13,539,000	Royal Bank of Canada	01/06/23	9,595
EUR	12,682,975	USD	13,539,000	JPMorgan Chase Bank N.A.	01/06/23	44,170
GBP	11,254,573	USD	13,539,000	Royal Bank of Canada	01/06/23	69,870
AUD	2,065,000	CAD	1,877,389	NatWest Markets PLC	01/12/23	20,097
AUD	1,931,000	USD	1,301,963	JPMorgan Chase Bank N.A.	01/12/23	13,486
AUD	1,931,000	USD	1,301,963	JPMorgan Chase Bank N.A.	01/12/23	13,486
AUD	3,347,000	USD	2,250,928	Morgan Stanley & Co. International PLC	01/12/23	29,137
AUD	1,976,000	USD	1,328,902	Morgan Stanley & Co. International PLC	01/12/23	17,202
CAD	2,048,166	USD	1,508,000	Citibank N.A.	01/12/23	4,772
CAD	1,194,111	USD	873,000	JPMorgan Chase Bank N.A.	01/12/23	8,968
CAD	1,194,111	USD	873,000	JPMorgan Chase Bank N.A.	01/12/23	8,968
CAD	1,782,457	USD	1,314,000	JPMorgan Chase Bank N.A.	01/12/23	2,520
CAD	1,782,457	USD	1,314,000	JPMorgan Chase Bank N.A.	01/12/23	2,520
CLP	1,915,914,000	USD	2,184,000	Citibank N.A.	01/12/23	71,990
CZK	66,676,278	USD	2,824,000	BNP Paribas SA	01/12/23	124,003
CZK	66,696,314	USD	2,824,000	BNP Paribas SA	01/12/23	124,889
CZK	29,973,124	USD	1,293,000	Citibank N.A.	01/12/23	32,222
CZK	29,973,124	USD	1,293,000	Citibank N.A.	01/12/23	32,222
EUR	4,933,000	USD	5,131,268	HSBC Bank PLC	01/12/23	154,088
EUR	4,933,000	USD	5,131,268	HSBC Bank PLC	01/12/23	154,088
EUR	2,074,000	USD	2,205,747	HSBC Bank PLC	01/12/23	16,395
EUR	2,074,000	USD	2,205,747	HSBC Bank PLC	01/12/23	16,395
HUF	680,038,966	USD	1,704,000	Barclays Bank PLC	01/12/23	111,925
HUF	680,038,966	USD	1,704,000	Barclays Bank PLC	01/12/23	111,925
JPY	199,610,550	EUR	1,395,000	Royal Bank of Canada	01/12/23	28,980
JPY	377,320,668	USD	2,739,000	Bank of America N.A.	01/12/23	141,079
JPY	826,551	USD	6,000	Bank of America N.A.	01/12/23	309
JPY	119,163,115	USD	866,000	Citibank N.A.	01/12/23	43,569
JPY	119,163,115	USD	866,000	Citibank N.A.	01/12/23	43,569
JPY	121,422,103	USD	893,000	Deutsche Bank AG	01/12/23	33,812
JPY	121,422,103	USD	893,000	Deutsche Bank AG	01/12/23	33,812
JPY	121,637,287	USD	903,000	JPMorgan Chase Bank N.A.	01/12/23	25,454
JPY	121,637,287	USD	903,000	JPMorgan Chase Bank N.A.	01/12/23	25,454
KRW	1,708,784,000	USD	1,330,000	Bank of America N.A.	01/12/23	21,733
KRW	1,708,784,000	USD	1,330,000	Bank of America N.A.	01/12/23	21,733
MXN	17,466,713	USD	879,000	Citibank N.A.	01/12/23	15,064
MXN	17,466,713	USD	879,000	Citibank N.A.	01/12/23	15,064
MXN	49,407,043	USD	2,506,000	HSBC Bank PLC	01/12/23	22,984
MXN	26,208,669	USD	1,327,000	HSBC Bank PLC	01/12/23	14,536
MXN	26,208,669	USD	1,327,000	HSBC Bank PLC	01/12/23	14,536
NOK	17,638,957	USD	1,765,000	Deutsche Bank AG	01/12/23	36,459
PLN	3,922,921	USD	876,000	JPMorgan Chase Bank N.A.	01/12/23	18,370
PLN	3,922,921	USD	876,000	JPMorgan Chase Bank N.A.	01/12/23	18,370
THB	30,266,700	USD	866,000	Bank of New York Mellon	01/12/23	9,095
THB	30,266,700	USD	866,000	Bank of New York Mellon	01/12/23	9,095

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
THB	29,717,350	USD	851,500	Bank of New York Mellon	01/12/23	$ 7,711
THB	29,717,350	USD	851,500	Bank of New York Mellon	01/12/23	7,711
USD	904,524	AUD	1,315,000	Bank of America N.A.	01/12/23	8,711
USD	904,524	AUD	1,315,000	Bank of America N.A.	01/12/23	8,711
USD	1,300,000	CAD	1,752,581	JPMorgan Chase Bank N.A.	01/12/23	5,546
USD	1,300,000	CAD	1,752,581	JPMorgan Chase Bank N.A.	01/12/23	5,546
USD	894,251	EUR	833,000	Deutsche Bank AG	01/12/23	1,751
USD	894,251	EUR	833,000	Deutsche Bank AG	01/12/23	1,751
USD	895,137	GBP	725,000	JPMorgan Chase Bank N.A.	01/12/23	18,331
USD	850,000	INR	69,596,300	JPMorgan Chase Bank N.A.	01/12/23	9,382
USD	850,000	INR	69,596,300	JPMorgan Chase Bank N.A.	01/12/23	9,382
USD	2,506,000	MXN	48,602,767	Goldman Sachs International	01/12/23	18,184
USD	1,299,000	MXN	25,231,127	HSBC Bank PLC	01/12/23	7,501
USD	1,299,000	MXN	25,231,127	HSBC Bank PLC	01/12/23	7,502
USD	862,000	NOK	8,433,601	Deutsche Bank AG	01/12/23	680
USD	885,334	NZD	1,374,000	Bank of America N.A.	01/12/23	12,809
USD	885,334	NZD	1,374,000	Bank of America N.A.	01/12/23	12,809
ZAR	23,024,334	USD	1,309,000	Citibank N.A.	01/12/23	44,449
ZAR	50,231,351	USD	2,945,000	Goldman Sachs International	01/12/23	7,771
ZAR	52,312,243	USD	3,067,000	Goldman Sachs International	01/12/23	8,093
ZAR	15,207,806	USD	855,000	Goldman Sachs International	01/12/23	38,967
ZAR	15,772,048	USD	895,000	JPMorgan Chase Bank N.A.	01/12/23	32,135
ZAR	15,772,048	USD	895,000	JPMorgan Chase Bank N.A.	01/12/23	32,135
USD	887,000	BRL	4,643,412	BNP Paribas SA	02/02/23	13,401
USD	1,285,000	TWD	39,211,775	Citibank N.A.	02/17/23	2,748
USD	1,285,000	TWD	39,211,775	Citibank N.A.	02/17/23	2,748
USD	1,265,827	MXN	24,865,393	Citibank N.A.	02/21/23	2,326
USD	6,482,132	MXN	127,332,398	Citibank N.A.	02/21/23	11,910
USD	3,881,841	MXN	75,399,920	Deutsche Bank AG	02/21/23	50,497
EUR	11,110,000	USD	11,924,252	Citibank N.A.	03/15/23	30,261
EUR	11,110,000	USD	11,934,584	Citibank N.A.	03/15/23	19,929
EUR	44,440,000	USD	47,596,973	Goldman Sachs International	03/15/23	221,080
EUR	13,860,000	USD	14,843,187	Goldman Sachs International	03/15/23	70,365
EUR	3,799,100	USD	4,072,903	Morgan Stanley & Co. International PLC	03/15/23	14,981
EUR	1,165,000	USD	1,244,493	NatWest Markets PLC	03/15/23	9,063
JPY	1,201,000,000	USD	9,172,700	BNP Paribas SA	03/15/23	72,190
JPY	1,201,000,000	USD	9,177,326	HSBC Bank PLC	03/15/23	67,564
JPY	6,197,661,000	USD	47,513,318	UBS AG	03/15/23	194,172
MXN	87,059,717	USD	4,356,000	Morgan Stanley & Co. International PLC	03/15/23	50,386
						$3,002,931
USD	4,402,583	EUR	4,385,000	JPMorgan Chase Bank N.A.	01/04/23	(292,990)
USD	5,309,080	EUR	5,418,000	State Street Bank and Trust Co.	01/04/23	(492,655)
USD	13,539,000	AUD	20,034,784	Morgan Stanley & Co. International PLC	01/06/23	(105,745)
USD	13,539,000	CAD	18,396,624	Morgan Stanley & Co. International PLC	01/06/23	(48,327)
USD	13,539,000	EUR	12,741,558	Morgan Stanley & Co. International PLC	01/06/23	(106,911)
USD	13,539,000	GBP	11,247,891	Morgan Stanley & Co. International PLC	01/06/23	(61,790)
EUR	1,355,000	PLN	6,409,624	HSBC Bank PLC	01/12/23	(9,518)
EUR	1,355,000	PLN	6,409,624	HSBC Bank PLC	01/12/23	(9,518)
MXN	25,296,879	GBP	1,089,000	UBS AG	01/12/23	(22,159)
MXN	25,296,879	GBP	1,089,000	UBS AG	01/12/23	(22,159)
USD	891,987	AUD	1,319,000	Morgan Stanley & Co. International PLC	01/12/23	(6,551)
USD	891,987	AUD	1,319,000	Morgan Stanley & Co. International PLC	01/12/23	(6,551)
USD	879,000	CAD	1,199,326	HSBC Bank PLC	01/12/23	(6,821)
USD	879,000	CAD	1,199,326	HSBC Bank PLC	01/12/23	(6,821)
USD	1,354,000	CHF	1,270,186	BNP Paribas SA	01/12/23	(21,724)
USD	1,354,000	CHF	1,270,186	BNP Paribas SA	01/12/23	(21,724)
USD	879,000	CLP	782,837,400	Bank of America N.A.	01/12/23	(42,792)
USD	879,000	CLP	782,837,400	Bank of America N.A.	01/12/23	(42,792)
USD	1,310,000	CLP	1,130,765,800	Bank of America N.A.	01/12/23	(21,477)
USD	654,000	CLP	568,980,000	Citibank N.A.	01/12/23	(15,974)

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	882,000	CLP	763,591,500	Citibank N.A.	01/12/23	$ (17,129)
USD	1,300,000	CLP	1,196,572,000	Deutsche Bank AG	01/12/23	(108,964)
USD	1,300,000	CLP	1,196,572,000	Deutsche Bank AG	01/12/23	(108,964)
USD	220,000	CLP	190,446,168	Goldman Sachs International	01/12/23	(4,250)
USD	1,313,076	EUR	1,240,000	Deutsche Bank AG	01/12/23	(15,496)
USD	1,313,076	EUR	1,240,000	Deutsche Bank AG	01/12/23	(15,496)
USD	877,047	EUR	821,000	JPMorgan Chase Bank N.A.	01/12/23	(2,595)
USD	877,047	EUR	821,000	JPMorgan Chase Bank N.A.	01/12/23	(2,595)
USD	2,219,981	EUR	2,090,000	State Street Bank and Trust Co.	01/12/23	(19,304)
USD	2,219,981	EUR	2,090,000	State Street Bank and Trust Co.	01/12/23	(19,304)
USD	1,110,979	GBP	924,000	Bank of America N.A.	01/12/23	(6,496)
USD	1,111,031	GBP	924,000	Royal Bank of Canada	01/12/23	(6,443)
USD	876,000	HUF	350,444,913	Goldman Sachs International	01/12/23	(59,802)
USD	876,000	HUF	350,444,913	Goldman Sachs International	01/12/23	(59,802)
USD	1,764,000	NOK	17,581,161	Deutsche Bank AG	01/12/23	(31,556)
USD	903,000	NOK	8,869,352	Goldman Sachs International	01/12/23	(2,823)
USD	868,727	NZD	1,375,000	Bank of America N.A.	01/12/23	(4,433)
USD	868,727	NZD	1,375,000	Bank of America N.A.	01/12/23	(4,433)
USD	877,000	PLN	3,997,458	UBS AG	01/12/23	(34,364)
USD	877,000	PLN	3,997,458	UBS AG	01/12/23	(34,364)
USD	1,309,000	ZAR	22,512,739	BNP Paribas SA	01/12/23	(14,376)
USD	1,299,000	ZAR	22,259,014	Citibank N.A.	01/12/23	(9,461)
USD	1,299,000	ZAR	22,259,015	Citibank N.A.	01/12/23	(9,461)
USD	1,330,000	ZAR	22,880,404	Deutsche Bank AG	01/12/23	(14,988)
USD	855,000	ZAR	14,583,296	Goldman Sachs International	01/12/23	(2,256)
USD	1,319,000	ZAR	23,073,593	HSBC Bank PLC	01/12/23	(37,345)
USD	1,319,000	ZAR	23,073,593	HSBC Bank PLC	01/12/23	(37,345)
USD	2,234,188	COP	11,164,237,566	BNP Paribas SA	02/16/23	(47,226)
USD	1,156,459	EUR	1,104,328	Deutsche Bank AG	02/21/23	(30,004)
USD	1,751,390	EUR	1,631,541	Deutsche Bank AG	02/21/23	(1,497)
USD	161,332	EUR	151,518	Royal Bank of Canada	02/21/23	(1,456)
USD	1,277,088	EUR	1,207,000	Standard Chartered Bank	02/21/23	(19,683)
USD	3,961,047	MXN	79,341,753	JPMorgan Chase Bank N.A.	02/21/23	(70,596)
USD	1,754,825	ZAR	30,285,648	Bank of America N.A.	02/21/23	(19,332)
USD	2,218,013	ZAR	38,387,382	Deutsche Bank AG	02/21/23	(30,750)
USD	1,617,605	ZAR	28,239,690	Northern Trust Co.	02/21/23	(36,699)
USD	2,549,574	EUR	2,395,270	Bank of America N.A.	03/14/23	(27,589)
IDR	129,680,129,696	USD	8,328,471	Barclays Bank PLC	03/15/23	(6,440)
USD	2,307,811	AUD	3,430,000	Deutsche Bank AG	03/15/23	(34,646)
USD	9,181,856	CAD	12,520,000	BNP Paribas SA	03/15/23	(70,335)
USD	15,168,130	EUR	14,142,040	Bank of America N.A.	03/15/23	(48,900)
USD	12,740,246	EUR	11,910,000	Bank of America N.A.	03/15/23	(75,078)
USD	7,126,999	EUR	6,660,000	Bank of America N.A.	03/15/23	(39,253)
USD	7,109,783	EUR	6,660,000	Bank of America N.A.	03/15/23	(56,469)
USD	12,935,566	EUR	12,080,000	BNP Paribas SA	03/15/23	(62,681)
USD	12,940,411	EUR	12,090,000	BNP Paribas SA	03/15/23	(68,596)
USD	7,070,250	EUR	6,600,000	BNP Paribas SA	03/15/23	(31,441)
USD	32,529,102	EUR	30,297,960	Deutsche Bank AG	03/15/23	(71,922)
USD	4,151,966	EUR	3,916,750	JPMorgan Chase Bank N.A.	03/15/23	(62,511)
USD	4,701,517	EUR	4,385,000	JPMorgan Chase Bank N.A.	03/15/23	(16,803)
USD	5,940,187	EUR	5,549,000	State Street Bank and Trust Co.	03/15/23	(30,614)
USD	61,968,094	EUR	58,053,000	UBS AG	03/15/23	(497,735)
USD	4,294,000	JPY	572,075,621	HSBC Bank PLC	03/15/23	(109,644)
						(3,616,744)
						$ (613,813)

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
CME 3-Month SOFR Futures	2,616	01/13/23	USD	95.50	USD	621,790	$ 32,700
CME 3-Month SOFR Futures	5,714	01/13/23	USD	95.13	USD	1,358,146	678,537
Invesco QQQ Trust, Series 1 ETF	657	01/20/23	USD	320.00	USD	17,495	1,643
U.S. Treasury Notes (10 Year)	193	01/27/23	USD	114.50	USD	21,643	39,203
U.S. Treasury Notes (5 Year)	1,112	01/27/23	USD	109.00	USD	119,905	251,938
CME 3-Month SOFR Futures	653	03/10/23	USD	95.50	USD	155,210	44,894
CME 3-Month SOFR Futures	1,296	03/10/23	USD	97.13	USD	308,043	8,100
CME 3-Month SOFR Futures	1,307	04/14/23	USD	95.75	USD	310,511	106,194
Intel Corp.	311	06/16/23	USD	42.50	USD	822	3,110
Intel Corp.	750	06/16/23	USD	40.00	USD	1,982	11,625
Lions Gate Entertainment Corp. Class B	200	06/16/23	USD	10.00	USD	109	5,000
							$1,182,944
Put
iShares iBoxx $ High Yield Corporate Bond ETF	850	01/20/23	USD	71.00	USD	6,259	15,300
iShares iBoxx $ Investment Grade Corporate Bond ETF	400	01/20/23	USD	103.50	USD	4,217	23,600
iShares MSCI Frontier and Select EM ETF	347	01/20/23	CAD	21.00	CAD	982	5,382
PG&E Corp.	925	01/20/23	USD	7.00	USD	1,504	2,775
Sabre Corp.	406	01/20/23	USD	5.00	USD	251	2,842
SPDR S&P 500 ETF Trust	189	01/20/23	USD	360.00	USD	7,228	25,137
STMicroelectronics NV	215	01/20/23	USD	25.00	USD	765	3,762
Xerox Holdings Corp.	650	01/20/23	USD	10.00	USD	949	8,125
U.S. Treasury Long Bond	21	01/27/23	USD	129.00	USD	2,618	88,922
U.S. Treasury Notes (10 Year)	50	01/27/23	USD	111.50	USD	5,607	30,469
Carnival Corp.	400	02/17/23	USD	7.00	USD	322	15,800
Caterpillar, Inc.	234	02/17/23	USD	175.00	USD	5,606	14,508
Ford Motor Co.	750	02/17/23	USD	10.00	USD	872	20,250
iShares iBoxx $ High Yield Corporate Bond ETF	900	02/17/23	USD	71.00	USD	6,627	50,850
Sabre Corp.	75	02/17/23	USD	5.00	USD	46	1,388
Xerox Holdings Corp.	350	02/17/23	USD	12.00	USD	511	7,700
Carnival Corp.	222	03/17/23	USD	6.00	USD	179	6,771
Hudson Pacific Properties, Inc.	200	03/17/23	USD	7.50	USD	195	3,500
Office Properties Income Trust	162	03/17/23	USD	12.50	USD	216	11,340
Vertiv Holdings Co.	200	03/17/23	USD	10.00	USD	273	7,000
Brandywine Realty Trust	200	04/21/23	USD	5.00	USD	123	4,000
Owl Rock Capital Corp.	800	04/21/23	USD	10.00	USD	924	24,000
PowerShares Senior Loan ETF	1,450	04/21/23	USD	19.00	USD	2,977	47,125
							$420,546
							$ 1,603,490
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	Under-and-Out	Morgan Stanley & Co. International PLC	—	01/06/23	CNH	7.35	CNH	7.65	USD	51,670	$ 185
Put
USD Currency	Down-and-Out	Bank of America N.A.	—	02/07/23	MXN	19.55	MXN	19.10	USD	5,356	14,448
USD Currency	One-Touch	Citibank N.A.	—	03/07/23	JPY	130.00	JPY	130.00	USD	1,340	586,554
USD Currency	One-Touch	Citibank N.A.	—	03/07/23	JPY	125.00	JPY	125.00	USD	1,340	264,539
USD Currency	One-Touch	Bank of America N.A.	—	03/23/23	BRL	4.65	BRL	4.65	USD	538	25,297
USD Currency	One-Touch	Citibank N.A.	—	09/07/23	JPY	125.00	JPY	125.00	USD	1,339	495,875
											1,386,713
											$ 1,386,898

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Bank of America N.A.	—	01/13/23	USD	1.06	EUR	55,730	$ 843,083
USD Currency	Bank of America N.A.	—	01/13/23	CLP	920.00	USD	4,184	5,722
USD Currency	Citibank N.A.	—	03/10/23	JPY	137.00	USD	6,114	30,445
EUR Currency	Deutsche Bank AG	—	03/14/23	USD	1.10	EUR	111,610	809,259
								1,688,509
Put
GBP Currency	JPMorgan Chase Bank N.A.	—	01/17/23	USD	1.21	GBP	3,624	44,127
USD Currency	HSBC Bank PLC	—	01/31/23	MXN	19.35	USD	4,330	29,851
GBP Currency	Morgan Stanley & Co. International PLC	—	02/02/23	USD	1.21	GBP	3,700	59,512
USD Currency	HSBC Bank PLC	—	02/16/23	BRL	5.30	USD	3,418	83,619
								217,109
								$ 1,905,618
OTC Credit Default Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)		Value
Put
Bought Protection on 5-Year Credit Default Swap, 12/20/27	5.00%	Quarterly	CDX.NA.HY.39.V1	Quarterly	Goldman Sachs International	01/18/23	95.00	USD	8,000	$ 7,311
Bought Protection on 5-Year Credit Default Swap, 12/20/27	5.00%	Quarterly	CDX.NA.HY.39.V1	Quarterly	Goldman Sachs International	01/18/23	96.00	USD	8,000	9,422
Bought Protection on 5-Year Credit Default Swap, 12/20/27	5.00%	Quarterly	CDX.NA.HY.39.V1	Quarterly	Barclays Bank PLC	02/15/23	95.00	USD	7,000	25,778
Bought Protection on 5-Year Credit Default Swap, 12/20/27	5.00%	Quarterly	CDX.NA.HY.39.V1	Quarterly	Deutsche Bank AG	02/15/23	96.00	USD	7,000	32,652
										$75,163
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
1-Year Interest Rate Swap, 07/02/24	SOFR, 4.30%	Quarterly	4.00%	Semi-Annual	Goldman Sachs International	06/30/23	4.00%	USD	4,415,041	$ 6,427,080
10-Year Interest Rate Swap, 09/01/33	SOFR, 4.30%	Quarterly	2.87%	Semi-Annual	JPMorgan Chase Bank N.A.	08/30/23	2.87%	USD	67,301	1,066,796
10-Year Interest Rate Swap, 10/14/33	SOFR, 4.30%	Quarterly	3.53%	Semi-Annual	Barclays Bank PLC	10/12/23	3.53%	USD	35,914	1,500,287
10-Year Interest Rate Swap, 12/07/33	SOFR, 4.30%	Quarterly	3.06%	Semi-Annual	Morgan Stanley & Co. International PLC	12/05/23	3.06%	USD	64,639	1,761,814
										10,755,977
Put
10-Year Interest Rate Swap, 06/15/33	3.90%	Semi-Annual	SOFR, 4.30%	Quarterly	Bank of America N.A.	06/13/23	3.90%	USD	32,070	$ 528,862
10-Year Interest Rate Swap, 08/12/33	2.48%	Semi-Annual	SOFR, 4.30%	Quarterly	Goldman Sachs International	08/10/23	2.48%	USD	222,055	19,679,398
10-Year Interest Rate Swap, 08/12/33	2.51%	Semi-Annual	SOFR, 4.30%	Quarterly	Goldman Sachs International	08/10/23	2.51%	USD	222,055	19,225,309
10-Year Interest Rate Swap, 09/01/33	2.87%	Semi-Annual	SOFR, 4.30%	Quarterly	JPMorgan Chase Bank N.A.	08/30/23	2.87%	USD	67,301	4,304,682

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
OTC Interest Rate Swaptions Purchased (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 10/14/33	3.53%	Semi-Annual	SOFR, 4.30%	Quarterly	Barclays Bank PLC	10/12/23	3.53%	USD	35,914	$ 1,245,362
10-Year Interest Rate Swap, 12/07/33	3.06%	Semi-Annual	SOFR, 4.30%	Quarterly	Morgan Stanley & Co. International PLC	12/05/23	3.06%	USD	64,639	3,622,695
										48,606,308
										$ 59,362,285
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
CME 3-Month SOFR Futures	5,730	01/13/23	USD	95.38	USD	1,361,949	$ (71,625)
U.S. Treasury Notes (10 Year)	231	01/27/23	USD	116.50	USD	25,905	(10,828)
U.S. Treasury Notes (5 Year)	56	01/27/23	USD	108.25	USD	6,038	(27,125)
U.S. Treasury Notes (5 Year)	1,972	01/27/23	USD	110.00	USD	212,637	(154,062)
CME 3-Month SOFR Futures	1,307	04/14/23	USD	96.25	USD	310,511	(65,350)
							(328,990)
Put
iShares iBoxx $ Investment Grade Corporate Bond ETF	400	01/20/23	USD	101.00	USD	4,217	(7,000)
iShares MSCI Frontier and Select EM ETF	347	01/20/23	CAD	16.00	CAD	982	(4,357)
SPDR S&P 500 ETF Trust	189	01/20/23	USD	340.00	USD	7,228	(6,143)
U.S. Treasury Long Bond	21	01/27/23	USD	126.00	USD	2,618	(46,922)
							(64,422)
							$ (393,412)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Bank of America N.A.	—	01/13/23	CLP	960.00	USD	5,858	$ (2,092)
USD Currency	HSBC Bank PLC	—	01/31/23	MXN	20.00	USD	4,330	(26,017)
GBP Currency	Morgan Stanley & Co. International PLC	—	02/02/23	USD	1.28	GBP	3,700	(2,277)
USD Currency	Citibank N.A.	—	03/10/23	JPY	142.00	USD	6,114	(8,613)
								(38,999)
Put
USD Currency	Citibank N.A.	—	01/05/23	MXN	19.75	USD	1,746	(24,892)
USD Currency	Bank of America N.A.	—	01/13/23	CLP	860.00	USD	2,510	(60,157)
GBP Currency	Morgan Stanley & Co. International PLC	—	02/02/23	USD	1.17	GBP	3,700	(13,565)
USD Currency	HSBC Bank PLC	—	02/16/23	BRL	4.90	USD	5,128	(17,340)
USD Currency	Bank of America N.A.	—	02/17/23	HUF	390.00	USD	2,590	(122,492)
								(238,446)
								$ (277,445)

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 05/24/33	2.67%	Semi-Annual	SOFR, 4.30%	Quarterly	JPMorgan Chase Bank N.A.	05/22/23	2.67%	USD	18,489	$ (100,321)
10-Year Interest Rate Swap, 06/09/33	2.84%	Semi-Annual	SOFR, 4.30%	Quarterly	Morgan Stanley & Co. International PLC	06/07/23	2.84%	USD	62,903	(538,755)
10-Year Interest Rate Swap, 06/17/33	3.10%	Semi-Annual	SOFR, 4.30%	Quarterly	Goldman Sachs International	06/15/23	3.10%	USD	20,035	(291,086)
1-Year Interest Rate Swap, 07/02/24	3.40%	Semi-Annual	SOFR, 4.30%	Quarterly	Goldman Sachs International	06/30/23	3.40%	USD	4,415,041	(2,821,412)
10-Year Interest Rate Swap, 07/21/33	2.75%	Semi-Annual	SOFR, 4.30%	Quarterly	Deutsche Bank AG	07/19/23	2.75%	USD	9,633	(87,292)
10-Year Interest Rate Swap, 08/10/33	2.46%	Semi-Annual	SOFR, 4.30%	Quarterly	Morgan Stanley & Co. International PLC	08/08/23	2.46%	USD	42,960	(321,003)
10-Year Interest Rate Swap, 08/12/33	2.44%	Semi-Annual	SOFR, 4.30%	Quarterly	Deutsche Bank AG	08/10/23	2.44%	USD	26,006	(189,430)
10-Year Interest Rate Swap, 08/23/33	2.68%	Semi-Annual	SOFR, 4.30%	Quarterly	JPMorgan Chase Bank N.A.	08/21/23	2.68%	USD	28,576	(324,436)
10-Year Interest Rate Swap, 10/05/33	3.26%	Semi-Annual	SOFR, 4.30%	Quarterly	Barclays Bank PLC	10/03/23	3.26%	USD	19,394	(549,441)
10-Year Interest Rate Swap, 10/29/33	2.62%	Semi-Annual	SOFR, 4.30%	Quarterly	Goldman Sachs International	10/27/23	2.62%	USD	278,698	(3,885,312)
10-Year Interest Rate Swap, 11/12/33	3.69%	Semi-Annual	SOFR, 4.30%	Quarterly	Deutsche Bank AG	11/10/23	3.69%	USD	31,153	(1,542,647)

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 11/18/33	3.32%	Semi-Annual	SOFR, 4.30%	Quarterly	JPMorgan Chase Bank N.A.	11/16/23	3.32%	USD	40,714	$ (1,442,599)
10-Year Interest Rate Swap, 12/16/33	3.02%	Semi-Annual	SOFR, 4.30%	Quarterly	Deutsche Bank AG	12/14/23	3.02%	USD	39,297	(1,047,411)
10-Year Interest Rate Swap, 12/21/33	3.11%	Semi-Annual	SOFR, 4.30%	Quarterly	Morgan Stanley & Co. International PLC	12/19/23	3.11%	USD	324,712	(9,583,699)
										(22,724,844)
Put
10-Year Interest Rate Swap, 05/24/33	SOFR, 4.30%	Quarterly	2.67%	Semi-Annual	JPMorgan Chase Bank N.A.	05/22/23	2.67%	USD	18,489	$ (1,378,736)
10-Year Interest Rate Swap, 06/09/33	SOFR, 4.30%	Quarterly	2.84%	Semi-Annual	Morgan Stanley & Co. International PLC	06/07/23	2.84%	USD	62,903	(4,023,037)
1-Year Interest Rate Swap, 06/15/24	SOFR, 4.30%	Quarterly	5.00%	Semi-Annual	Bank of America N.A.	06/13/23	5.00%	USD	256,570	(811,357)
10-Year Interest Rate Swap, 06/17/33	SOFR, 4.30%	Quarterly	3.10%	Semi-Annual	Goldman Sachs International	06/15/23	3.10%	USD	20,035	(971,895)
10-Year Interest Rate Swap, 07/21/33	SOFR, 4.30%	Quarterly	2.75%	Semi-Annual	Deutsche Bank AG	07/19/23	2.75%	USD	9,633	(699,110)
10-Year Interest Rate Swap, 08/10/33	SOFR, 4.30%	Quarterly	2.46%	Semi-Annual	Morgan Stanley & Co. International PLC	08/08/23	2.46%	USD	42,960	(3,869,145)
10-Year Interest Rate Swap, 08/12/33	SOFR, 4.30%	Quarterly	2.44%	Semi-Annual	Deutsche Bank AG	08/10/23	2.44%	USD	26,006	(2,385,377)
10-Year Interest Rate Swap, 08/12/33	SOFR, 4.30%	Quarterly	3.10%	Semi-Annual	Goldman Sachs International	08/10/23	3.10%	USD	147,861	(7,529,549)

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 08/12/33	SOFR, 4.30%	Quarterly	3.20%	Semi-Annual	Goldman Sachs International	08/10/23	3.20%	USD	147,861	$ (6,790,937)
1-Year Interest Rate Swap, 08/12/24	SOFR, 4.30%	Quarterly	3.48%	Semi-Annual	Goldman Sachs International	08/10/23	3.48%	USD	1,999,552	(22,392,648)
1-Year Interest Rate Swap, 08/12/24	SOFR, 4.30%	Quarterly	3.48%	Semi-Annual	Goldman Sachs International	08/10/23	3.48%	USD	1,999,552	(22,392,648)
10-Year Interest Rate Swap, 08/23/33	SOFR, 4.30%	Quarterly	2.68%	Semi-Annual	JPMorgan Chase Bank N.A.	08/21/23	2.68%	USD	28,576	(2,161,869)
10-Year Interest Rate Swap, 10/05/33	SOFR, 4.30%	Quarterly	3.26%	Semi-Annual	Barclays Bank PLC	10/03/23	3.26%	USD	19,394	(843,970)
10-Year Interest Rate Swap, 10/29/33	SOFR, 4.30%	Quarterly	4.42%	Semi-Annual	Goldman Sachs International	10/27/23	4.42%	USD	278,698	(3,935,993)
10-Year Interest Rate Swap, 11/12/33	SOFR, 4.30%	Quarterly	3.69%	Semi-Annual	Deutsche Bank AG	11/10/23	3.69%	USD	31,153	(900,717)
10-Year Interest Rate Swap, 11/18/33	SOFR, 4.30%	Quarterly	3.32%	Semi-Annual	JPMorgan Chase Bank N.A.	11/16/23	3.32%	USD	40,714	(1,788,992)
10-Year Interest Rate Swap, 12/16/33	SOFR, 4.30%	Quarterly	3.02%	Semi-Annual	Deutsche Bank AG	12/14/23	3.02%	USD	39,297	(2,285,832)
10-Year Interest Rate Swap, 12/21/33	SOFR, 4.30%	Quarterly	3.11%	Semi-Annual	Morgan Stanley & Co. International PLC	12/19/23	3.11%	USD	324,712	(17,645,757)
										(102,807,569)
										$ (125,532,413)

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.33.V1	5.00%	Quarterly	12/20/24	USD	35,060	$ (1,066,175)	$ (1,302,077)	$ 235,902
ITRAXX.FINSR.38.V1	1.00	Quarterly	12/20/27	EUR	54,428	(41,942)	739,008	(780,950)
ITRAXX.XO.38.V1	5.00	Quarterly	12/20/27	EUR	8,612	(109,943)	(57,399)	(52,544)
						$ (1,218,060)	$ (620,468)	$ (597,592)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.38.V2	5.00%	Quarterly	06/20/27	BB-	USD	67,521	$ 1,526,716	$ 388,934	$ 1,137,782
CDX.NA.HY.39.V1	5.00%	Quarterly	12/20/27	BB-	USD	310	2,408	(631)	3,039
ITRAXX.EUR.38.V1	1.00%	Quarterly	12/20/27	BBB+	EUR	10,386	52,036	(745)	52,781
							$ 1,581,160	$ 387,558	$ 1,193,602
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
28-day MXIBTIIE, 10.77%	Monthly	10.17%	Monthly	N/A	09/14/23	MXN	228,732	$ (72,286)	$ —	$ (72,286)
28-day MXIBTIIE, 10.77%	Monthly	10.30%	Monthly	N/A	09/18/23	MXN	182,170	(48,685)	—	(48,685)
6.15%	At Termination	3-month WIBOR, 7.02%	Quarterly	04/11/23(a)	04/11/24	PLN	32,951	70,073	—	70,073
2.22%	Annual	6-month EURIBOR, 2.69%	Semi-Annual	N/A	09/12/24	EUR	9,164	145,117	2,491	142,626
1-day SONIA, 3.43%	At Termination	4.41%	At Termination	12/20/23(a)	12/20/24	GBP	155,940	(137,089)	34,084	(171,173)
0.27%	Annual	1-day TONA, (0.03)%	Annual	N/A	01/05/25	JPY	2,631,030	(13,512)	—	(13,512)
3.45%	Annual	SOFR, 4.30%	Annual	11/02/23(a)	11/02/25	USD	649,424	3,863,376	—	3,863,376
2.91%	Semi-Annual	3-month LIBOR, 4.77%	Quarterly	N/A	08/23/26	USD	3,692	138,662	(46)	138,708
6.87%	Annual	6-month WIBOR, 7.04%	Semi-Annual	N/A	09/29/27	PLN	5,462	(36,722)	—	(36,722)
6.99%	Annual	6-month WIBOR, 7.04%	Semi-Annual	N/A	09/30/27	PLN	7,866	(53,767)	—	(53,767)
5.67%	Annual	6-month WIBOR, 7.04%	Semi-Annual	03/15/23(a)	03/15/28	PLN	7,243	28,338	—	28,338
5.92%	Annual	6-month WIBOR, 7.04%	Semi-Annual	03/15/23(a)	03/15/28	PLN	21,298	34,585	—	34,585
5.99%	Annual	6-month WIBOR, 7.04%	Semi-Annual	03/15/23(a)	03/15/28	PLN	6,890	6,773	—	6,773
2.93%	Semi-Annual	3-month LIBOR, 4.77%	Quarterly	N/A	08/24/28	USD	8,170	385,427	128	385,299
3.16%	Semi-Annual	3-month LIBOR, 4.77%	Quarterly	N/A	10/03/28	USD	4,519	194,332	71	194,261
1.61%	Annual	SOFR, 4.30%	Annual	N/A	03/09/32	USD	7,538	1,169,827	—	1,169,827
1.67%	Annual	SOFR, 4.30%	Annual	N/A	03/10/32	USD	13,226	1,985,546	—	1,985,546

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1.97%	Annual	SOFR, 4.30%	Annual	N/A	03/16/32	USD	9,024	$ 1,125,882	$ —	$ 1,125,882
2.01%	Annual	SOFR, 4.30%	Annual	N/A	03/18/32	USD	7,480	911,960	—	911,960
2.13%	Annual	SOFR, 4.30%	Annual	N/A	03/23/32	USD	14,948	1,663,991	—	1,663,991
2.16%	Annual	SOFR, 4.30%	Annual	N/A	03/23/32	USD	8,888	973,781	—	973,781
2.29%	Annual	SOFR, 4.30%	Annual	N/A	03/29/32	USD	10,608	1,040,911	—	1,040,911
0.30%	Annual	1-day TONA, (0.03)%	Annual	N/A	04/07/32	JPY	5,292,532	1,830,799	—	1,830,799
0.30%	Annual	1-day TONA, (0.03)%	Annual	N/A	04/07/32	JPY	5,336,421	1,833,148	—	1,833,148
0.30%	Annual	1-day TONA, (0.03)%	Annual	N/A	04/07/32	JPY	5,315,897	1,819,607	—	1,819,607
0.31%	Annual	1-day TONA, (0.03)%	Annual	N/A	04/07/32	JPY	5,232,361	1,779,011	—	1,779,011
0.31%	Annual	1-day TONA, (0.03)%	Annual	N/A	04/07/32	JPY	4,640,018	1,578,300	—	1,578,300
2.34%	Annual	SOFR, 4.30%	Annual	N/A	04/07/32	USD	8,873	842,044	—	842,044
2.44%	Annual	SOFR, 4.30%	Annual	N/A	04/08/32	USD	8,886	770,210	—	770,210
2.44%	Annual	SOFR, 4.30%	Annual	N/A	04/11/32	USD	8,890	770,974	—	770,974
2.58%	Annual	SOFR, 4.30%	Annual	N/A	04/13/32	USD	9,018	675,340	—	675,340
2.61%	Annual	SOFR, 4.30%	Annual	N/A	04/19/32	USD	10,505	761,307	—	761,307
2.64%	Annual	SOFR, 4.30%	Annual	N/A	04/20/32	USD	7,522	526,191	—	526,191
2.68%	Annual	SOFR, 4.30%	Annual	N/A	04/21/32	USD	7,527	504,639	—	504,639
2.75%	Annual	SOFR, 4.30%	Annual	N/A	04/21/32	USD	8,965	548,478	—	548,478
SOFR, 4.30%	Annual	2.53%	Annual	N/A	04/28/32	USD	14,751	(1,183,250)	—	(1,183,250)
0.39%	Annual	1-day TONA, (0.03)%	Annual	N/A	05/02/32	JPY	3,198,648	902,349	—	902,349
0.40%	Annual	1-day TONA, (0.03)%	Annual	N/A	05/02/32	JPY	3,198,648	896,434	—	896,434
2.74%	Annual	SOFR, 4.30%	Annual	N/A	05/03/32	USD	5,899	370,314	—	370,314
2.87%	Annual	SOFR, 4.30%	Annual	N/A	05/09/32	USD	14,757	775,037	—	775,037
SOFR, 4.30%	Annual	2.67%	Annual	N/A	05/16/32	USD	11,835	(824,175)	—	(824,175)
SOFR, 4.30%	Annual	2.54%	Annual	N/A	05/27/32	USD	13,266	(1,078,805)	—	(1,078,805)
2.73%	Annual	SOFR, 4.30%	Annual	N/A	06/03/32	USD	10,363	682,506	—	682,506
2.86%	Annual	SOFR, 4.30%	Annual	N/A	06/08/32	USD	13,349	735,679	—	735,679
2.79%	Annual	SOFR, 4.30%	Annual	N/A	06/09/32	USD	11,883	727,999	—	727,999
SOFR, 4.30%	Annual	2.78%	Annual	N/A	06/09/32	USD	49,324	(3,063,626)	—	(3,063,626)
2.85%	Annual	SOFR, 4.30%	Annual	N/A	06/13/32	USD	11,886	673,466	—	673,466
0.42%	Annual	1-day TONA, (0.03)%	Annual	N/A	06/14/32	JPY	6,966,460	1,887,357	—	1,887,357
0.42%	Annual	1-day TONA, (0.03)%	Annual	N/A	06/14/32	JPY	6,177,804	1,691,950	—	1,691,950
2.96%	Annual	SOFR, 4.30%	Annual	N/A	06/14/32	USD	10,374	492,709	—	492,709
2.96%	Annual	SOFR, 4.30%	Annual	N/A	06/14/32	USD	10,374	487,857	—	487,857
3.17%	Annual	SOFR, 4.30%	Annual	N/A	06/15/32	USD	7,321	215,972	—	215,972
3.09%	Annual	SOFR, 4.30%	Annual	N/A	06/17/32	USD	29,452	1,071,632	—	1,071,632
SOFR, 4.30%	Annual	3.00%	Annual	N/A	06/21/32	USD	14,906	(662,642)	—	(662,642)
SOFR, 4.30%	Annual	2.78%	Annual	N/A	07/05/32	USD	14,762	(936,621)	—	(936,621)
SOFR, 4.30%	Annual	2.83%	Annual	N/A	07/05/32	USD	12,302	(730,932)	—	(730,932)
SOFR, 4.30%	Annual	2.71%	Annual	N/A	07/06/32	USD	11,917	(831,522)	—	(831,522)
SOFR, 4.30%	Annual	2.62%	Annual	N/A	07/07/32	USD	8,185	(632,944)	—	(632,944)
SOFR, 4.30%	Annual	2.68%	Annual	N/A	07/08/32	USD	5,934	(427,182)	—	(427,182)
2.90%	Annual	SOFR, 4.30%	Annual	N/A	07/12/32	USD	7,039	377,172	—	377,172
6-month EURIBOR, 2.69%	Annual	2.44%	Semi-Annual	07/14/27(a)	07/14/32	EUR	9,100	(276,778)	—	(276,778)
SOFR, 4.30%	Annual	2.60%	Annual	N/A	07/26/32	USD	14,877	(1,190,367)	(421)	(1,189,946)
SOFR, 4.30%	Annual	2.54%	Annual	N/A	08/10/32	USD	39,418	(3,357,367)	—	(3,357,367)

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month Canadian Bankers Acceptances, 4.94%	Semi-Annual	3.42%	Semi-Annual	N/A	08/22/32	CAD	7,260	$ (143,567)	$ 34	$ (143,601)
2.76%	Annual	SOFR, 4.30%	Annual	N/A	08/23/32	USD	14,877	1,001,777	—	1,001,777
2.93%	Annual	SOFR, 4.30%	Annual	N/A	09/01/32	USD	14,881	792,124	—	792,124
SOFR, 4.30%	Annual	2.93%	Annual	N/A	09/01/32	USD	92,181	(4,868,011)	—	(4,868,011)
2.93%	Annual	SOFR, 4.30%	Annual	N/A	09/02/32	USD	15,197	798,487	—	798,487
2.99%	Annual	SOFR, 4.30%	Annual	N/A	09/02/32	USD	15,197	727,861	—	727,861
3.08%	Annual	SOFR, 4.30%	Annual	N/A	09/09/32	USD	9,136	370,820	—	370,820
9.25%	Monthly	28-day MXIBTIIE, 10.77%	Monthly	N/A	09/17/32	MXN	107,772	(181,941)	—	(181,941)
3.47%	Annual	SOFR, 4.30%	Annual	N/A	09/30/32	USD	12,539	101,841	—	101,841
3.56%	Annual	SOFR, 4.30%	Annual	N/A	10/03/32	USD	18,808	10,737	—	10,737
SOFR, 4.30%	Annual	3.48%	Annual	N/A	10/04/32	USD	9,301	(68,020)	—	(68,020)
SOFR, 4.30%	Annual	3.42%	Annual	N/A	10/05/32	USD	6,176	(79,777)	—	(79,777)
3.62%	Annual	SOFR, 4.30%	Annual	N/A	10/12/32	USD	15,405	(64,697)	—	(64,697)
3.65%	Annual	SOFR, 4.30%	Annual	N/A	10/14/32	USD	3,096	(20,470)	—	(20,470)
3.85%	Annual	SOFR, 4.30%	Annual	N/A	10/21/32	USD	21,649	(508,533)	—	(508,533)
SOFR, 4.30%	Annual	3.83%	Annual	N/A	10/27/32	USD	14,671	316,299	—	316,299
SOFR, 4.30%	Annual	3.56%	Annual	N/A	11/14/32	USD	8,725	(9,346)	—	(9,346)
3.81%	Annual	SOFR, 4.30%	Annual	N/A	11/15/32	USD	5,817	(116,867)	—	(116,867)
3.82%	Annual	SOFR, 4.30%	Annual	N/A	11/15/32	USD	15,620	(328,353)	—	(328,353)
SOFR, 4.30%	Annual	3.47%	Annual	N/A	11/18/32	USD	9,290	(76,502)	—	(76,502)
SOFR, 4.30%	Annual	3.41%	Annual	N/A	11/21/32	USD	9,273	(120,014)	—	(120,014)
SOFR, 4.30%	Annual	3.24%	Annual	N/A	12/05/32	USD	15,478	(427,462)	—	(427,462)
SOFR, 4.30%	Annual	3.21%	Annual	N/A	12/06/32	USD	3,089	(91,964)	—	(91,964)
SOFR, 4.30%	Annual	3.19%	Annual	N/A	12/12/32	USD	15,479	(492,653)	—	(492,653)
3.29%	Annual	SOFR, 4.30%	Annual	N/A	12/13/32	USD	8,902	208,039	—	208,039
3.36%	Annual	SOFR, 4.30%	Annual	N/A	12/22/32	USD	15,187	255,938	—	255,938
SOFR, 4.30%	Annual	3.01%	Annual	05/17/32(a)	05/17/37	USD	9,409	(140,038)	—	(140,038)
SOFR, 4.30%	Annual	2.96%	Annual	08/24/32(a)	08/24/37	USD	12,762	(205,282)	—	(205,282)
0.86%	Annual	1-day TONA, (0.03)%	Annual	N/A	05/09/52	JPY	39,072	32,921	—	32,921
1.92%	Annual	SOFR, 4.30%	Annual	05/17/47(a)	05/17/52	USD	18,859	151,164	—	151,164
0.88%	Annual	1-day TONA, (0.03)%	Annual	N/A	05/23/52	JPY	58,849	47,198	—	47,198
0.85%	Annual	1-day TONA, (0.03)%	Annual	N/A	05/26/52	JPY	48,525	41,780	—	41,780
0.79%	Annual	1-day TONA, (0.03)%	Annual	N/A	05/27/52	JPY	48,523	47,277	—	47,277
0.99%	Annual	1-day TONA, (0.03)%	Annual	N/A	07/26/52	JPY	125,000	75,983	—	75,983
3.38%	Semi-Annual	3-month Canadian Bankers Acceptances, 4.94%	Semi-Annual	N/A	08/22/52	CAD	3,105	115,897	(18)	115,915
1.95%	Annual	SOFR, 4.30%	Annual	08/27/47(a)	08/27/52	USD	18,729	132,508	—	132,508
1-day TONA, (0.03)%	Annual	1.11%	Annual	N/A	09/12/52	JPY	100,050	(39,813)	—	(39,813)
1-day TONA, (0.03)%	Annual	1.13%	Annual	N/A	09/12/52	JPY	100,050	(35,235)	—	(35,235)
0.87%	Annual	6-month EURIBOR, 2.69%	Semi-Annual	12/05/42(a)	12/05/52	EUR	1,800	54,087	—	54,087
0.89%	Annual	6-month EURIBOR, 2.69%	Semi-Annual	12/05/42(a)	12/05/52	EUR	1,800	52,510	—	52,510
0.84%	Annual	6-month EURIBOR, 2.69%	Semi-Annual	12/08/42(a)	12/08/52	EUR	1,732	55,182	—	55,182

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
6-month EURIBOR, 2.69%	Semi-Annual	1.40%	Annual	12/29/42(a)	12/29/52	EUR	1,732	$ 195	$ —	$ 195
3.24%	Annual	1-day SONIA, 3.43%	Annual	N/A	10/20/72	GBP	9,058	(200,275)	120,149	(320,424)
3.03%	Annual	1-day SONIA, 3.43%	Annual	N/A	11/08/72	GBP	170	6,702	15	6,687
								$ 21,587,297	$ 156,487	$ 21,430,810
(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
DISH DBS Corp.	5.00%	Quarterly	Goldman Sachs International	12/20/23	USD	2,168	$ 11,799	$ 21,500	$ (9,701)
KB Home	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	2,138	(82,839)	(34,562)	(48,277)
Realogy Group LLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,069	11,844	(2,020)	13,864
RR Donnelley & Sons Co.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,070	(34,105)	10,450	(44,555)
Staples, Inc.	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/23	USD	1,000	18,041	13,397	4,644
Beazer Homes U.S.A., Inc.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,199	(39,062)	(23,437)	(15,625)
Beazer Homes U.S.A., Inc.	5.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,000	(32,579)	(17,260)	(15,319)
Beazer Homes U.S.A., Inc.	5.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,103	(35,935)	(20,544)	(15,391)
Pitney Bowes, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,025	74,803	97,586	(22,783)
Pitney Bowes, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/24	USD	320	23,353	31,332	(7,979)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	06/20/24	USD	780	56,923	50,116	6,807
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/24	USD	330	24,083	32,340	(8,257)
Staples, Inc.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	315	19,385	26,856	(7,471)
Staples, Inc.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	525	32,309	37,983	(5,674)
Tenet Healthcare Corp.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,000	(40,189)	(3,445)	(36,744)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	(48,438)	(12,416)	(36,022)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,150	(47,408)	(12,152)	(35,256)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	(48,438)	(12,427)	(36,011)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,223	(49,150)	(5,096)	(44,054)
Tenet Healthcare Corp.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/24	USD	500	(20,612)	(2,017)	(18,595)
Xerox Corp.	1.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,000	16,197	27,774	(11,577)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	750	(38,038)	24,924	(62,962)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	1,680	(80,062)	55,318	(135,380)
Boeing Co.	1.00	Quarterly	BNP Paribas S.A.	12/20/24	USD	2,250	2,351	(17,634)	19,985
Boeing Co.	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	USD	5,950	6,217	(27,604)	33,821
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,216	9,173	31,850	(22,677)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,215	9,170	31,840	(22,670)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,220	9,184	31,889	(22,705)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,215	9,170	31,234	(22,064)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	4,500	12,835	43,718	(30,883)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	1,948	5,556	18,925	(13,369)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/25	USD	2,540	(122,760)	155,337	(278,097)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	500	66,871	128,333	(61,462)
Southwest Airlines Co.	1.00	Quarterly	Goldman Sachs International	12/20/26	USD	5,000	(7,548)	(3,755)	(3,793)
Abbot Laboratories	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	USD	7,786	(207,636)	(161,830)	(45,806)
Caterpillar, Inc.	1.00	Quarterly	Deutsche Bank AG	06/20/27	USD	4,300	(99,525)	(92,343)	(7,182)
Ford Motor Co.	5.00	Quarterly	Citibank N.A.	06/20/27	USD	500	(27,923)	(21,741)	(6,182)
General Electric Co.	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	706	(1,556)	13,229	(14,785)

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
General Electric Co.	1.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	706	$ (1,556)	$ 13,229	$ (14,785)
General Electric Co.	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	943	(2,078)	16,603	(18,681)
Paramount Global	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	1,000	48,416	29,760	18,656
BorgWarner, Inc.	1.00	Quarterly	BNP Paribas S.A.	12/20/27	USD	1,000	(5,832)	13,793	(19,625)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/27	USD	7,064	453,251	464,271	(11,020)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/27	USD	16,573	1,063,353	1,089,209	(25,856)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/27	USD	1,065	68,332	64,708	3,624
Ford Motor Co.	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	USD	1,000	(55,235)	(25,805)	(29,430)
ITRAXX.JPN.38.V1	1.00	Quarterly	Barclays Bank PLC	12/20/27	JPY	706,911	(35,437)	(25,756)	(9,681)
ITRAXX.JPN.38.V1	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	JPY	282,764	(14,174)	(10,302)	(3,872)
ITRAXX.JPN.38.V1	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	JPY	424,147	(21,262)	(15,429)	(5,833)
Paramount Global	1.00	Quarterly	Citibank N.A.	12/20/27	USD	1,065	64,445	45,399	19,046
Republic of Chile	1.00	Quarterly	Barclays Bank PLC	12/20/27	USD	2,573	9,131	35,056	(25,925)
Republic of Colombia	1.00	Quarterly	Barclays Bank PLC	12/20/27	USD	4,416	320,049	363,663	(43,614)
Republic of Colombia	1.00	Quarterly	Citibank N.A.	12/20/27	USD	4,611	334,204	308,581	25,623
Republic of Indonesia	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	7,993	(3,504)	58,359	(61,863)
Republic of the Philipinnes	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	5,608	(9,603)	3,085	(12,688)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	3,544	563,960	759,534	(195,574)
Simon Property Group LP	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	3,640	6,425	56,189	(49,764)
United Mexican States	1.00	Quarterly	Bank of America N.A.	12/20/27	USD	2,130	27,848	24,276	3,572
United Mexican States	1.00	Quarterly	Barclays Bank PLC	12/20/27	USD	2,169	28,357	50,079	(21,722)
United Mexican States	1.00	Quarterly	Deutsche Bank AG	12/20/27	USD	3,013	39,392	52,958	(13,566)
United Mexican States	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	1,746	22,827	37,375	(14,548)
United Mexican States	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	1,746	22,827	39,579	(16,752)
United Mexican States	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	USD	2,279	29,796	51,887	(22,091)
United Mexican States	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	USD	1,765	23,075	27,616	(4,541)
CMBX.NA.9.AAA	0.50	Monthly	Credit Suisse International	09/17/58	USD	4,511	1,581	48,005	(46,424)
CMBX.NA.9.AAA	0.50	Monthly	Deutsche Bank AG	09/17/58	USD	3,597	1,261	38,831	(37,570)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	2,514	882	26,752	(25,870)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	3,030	1,062	32,250	(31,188)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	5,534	1,940	64,623	(62,683)
CMBX.NA.9.BBB-	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	2,080	391,072	66,509	324,563
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	USD	3,544	666,328	267,056	399,272
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	204	38,355	10,680	27,675
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	9	(1)	2	(3)
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	21	(3)	(6)	3
CMBX.NA.6.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	05/11/63	USD	539	131,756	47,612	84,144
							$ 3,566,701	$ 4,575,879	$ (1,009,178)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	1.00%	Quarterly	Goldman Sachs International	12/20/24	N/R	USD	1,090	$ (60,298)	$ (90,378)	$ 30,080
CMBX.NA.7.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	01/17/47	AAA	USD	4,774	4,481	(124,371)	128,852

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	906	$ (170,342)	$ (98,079)	$ (72,263)
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	1,310	(246,301)	(138,114)	(108,187)
CMBX.NA.9.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	09/17/58	N/R	USD	121	(22,750)	(25,815)	3,065
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,000	(188,015)	(249,187)	61,172
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,060	(199,297)	(48,464)	(150,833)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	231	(43,432)	(12,697)	(30,735)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,200	(225,618)	(1,408)	(224,210)
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/59	BBB+	USD	3,340	(214,390)	(131,505)	(82,885)
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/59	BBB+	USD	1,670	(107,195)	(66,857)	(40,338)
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BB-	USD	60	(10,360)	(4,674)	(5,686)
CMBX.NA.6.BBB-	3.00	Monthly	Credit Suisse International	05/11/63	BBB	USD	538	(131,756)	(38,572)	(93,184)
								$ (1,615,273)	$ (1,030,121)	$ (585,152)
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of agreement.
OTC Interest Rate Swaps
Paid by the Fund			Received by the Fund		Counterparty		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.42%	At Termination	1-day CLICP, 20,914.79	At Termination	Bank of America N.A.	04/01/23	CLP	19,436,176	$ 583,662	$ —	$ 583,662
1-day CLICP, 20,914.79	At Termination	1.65%	At Termination	Bank of America N.A.	05/28/23	CLP	19,436,176	(885,915)	—	(885,915)
1-day BZDIOVER, 0.05%	At Termination	13.97%	At Termination	Citibank N.A.	01/02/24	BRL	23,204	21,754	—	21,754
1-day BZDIOVER, 0.05%	At Termination	14.49%	At Termination	Goldman Sachs International	01/02/24	BRL	23,887	45,521	—	45,521
1-day BZDIOVER, 0.05%	At Termination	13.98%	At Termination	Citibank N.A.	01/02/24	BRL	21,835	20,558	—	20,558
1-day BZDIOVER, 0.05%	At Termination	11.69%	At Termination	Citibank N.A.	01/02/25	BRL	15,655	(74,915)	—	(74,915)
1-day BZDIOVER, 0.05%	At Termination	11.65%	At Termination	JPMorgan Chase Bank N.A.	01/02/25	BRL	11,175	(55,557)	—	(55,557)
								$(344,892)	$—	$(344,892)

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
OTC Total Return Swaps
Paid by the Fund			Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.00%	At Termination	Goldman Sachs U.S. Series 4 Excess Return Strategy	At Termination	Goldman Sachs International	02/17/23	USD	4,749	$ (97,918)	$ —	$ (97,918)
iShares iBoxx $ High Yield Corporate Bond ETF	Quarterly	SOFR minus 3.00%, 4.30%	Quarterly	Goldman Sachs International	03/08/23	USD	1,841	(10,532)	—	(10,532)
Pitney Bowes, Inc.	Quarterly	SOFR minus 0.25%, 4.30%	Quarterly	Citibank N.A.	06/13/23	USD	44	(319)	—	(319)
0.00%	Quarterly	Goldman Sachs Systematic Skew U.S. Series 10 Excess Return Strategy	Quarterly	Goldman Sachs International	12/07/23	USD	186	54,169	—	54,169
								$ (54,600)	$ —	$ (54,600)
OTC Total Return Swaps(a)
Reference Entity	Payment Frequency	Counterparty	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Merrill Lynch International(b)	05/15/24	$ (32,968,530)	$ 1,234,100	$ (31,734,430)	0.2%
(a)	The Master Portfolio receives the total return on a portfolio of long positions underlying the total return swap. The Master Portfolio pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Master Portfolio pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(b)
Range:	15 basis points
Benchmarks:	USD Overnight Bank Funding Rate

The following table represents the individual short positions and related values of equity securities underlying the total return swap with Merrill Lynch International, as of period end, termination date May 15, 2024:
	Shares	Value	% of Basket Value
Reference Entity — Short
Investment Companies
Fixed-Income Funds
iShares iBoxx $ Investment Grade Corporate Bond ETF	301,000	$ (31,734,430)	100.0%
Net Value of Reference Entity — Merrill Lynch International		$(31,734,430)

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Master Portfolio were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 2,328,110,814	$ 44,884,036	$ 2,372,994,850
Common Stocks
Aerospace & Defense	1,342,350	262,462	—	1,604,812
Chemicals	2,779,232	—	—	2,779,232
Diversified Financial Services	7,877,452	39,890	334,092	8,251,434
Energy Equipment & Services	5,634,133	—	—	5,634,133
Entertainment	931,672	2,566,321	—	3,497,993
Equity Real Estate Investment Trusts (REITs)	9,766,792	813,268	—	10,580,060
Hotels, Restaurants & Leisure	1,211,725	—	—	1,211,725
Interactive Media & Services	2,190,348	—	—	2,190,348
Machinery	1,653,690	1,562,739	—	3,216,429
Metals & Mining	35,681	—	—	35,681
Oil, Gas & Consumable Fuels	23,920,356	—	—	23,920,356
Professional Services	—	2,035,800	—	2,035,800
Real Estate Management & Development	1,961,720	271,491	—	2,233,211
Software	2,081,585	292,372	—	2,373,957
Thrifts & Mortgage Finance	2,030,297	—	—	2,030,297
Corporate Bonds	—	4,767,914,889	63,853,825	4,831,768,714
Floating Rate Loan Interests	—	217,918,272	244,115,416	462,033,688
Foreign Agency Obligations	—	30,198,873	—	30,198,873
Foreign Government Obligations	—	146,753,856	—	146,753,856
Municipal Bonds	—	111,944,897	—	111,944,897
Non-Agency Mortgage-Backed Securities	—	1,288,610,228	159,929,142	1,448,539,370
Preferred Securities	—	55,190,057	28,996,958	84,187,015
Rights	—	—	2	2
U.S. Government Sponsored Agency Securities	—	8,660,325,563	17,020,020	8,677,345,583
U.S. Treasury Obligations	—	1,465,843,297	—	1,465,843,297
Warrants
Auto Components	3,611	—	665,415	669,026
Automobiles	79,027	16,034	—	95,061
Capital Markets	21,771	—	—	21,771
Diversified Financial Services	49,479	5,203	20,983	75,665

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Warrants (continued)
Electrical Equipment	$ 7,960	$ —	$ —	$ 7,960
Equity Real Estate Investment Trusts (REITs)	—	—	1,266	1,266
Interactive Media & Services	409,669	—	—	409,669
Machinery	—	10,057	—	10,057
Oil, Gas & Consumable Fuels	56,272	—	—	56,272
Real Estate Management & Development	4,119	—	—	4,119
Software	13,327	—	1,309,572	1,322,899
Short-Term Securities
Commercial Paper	—	11,078,095	—	11,078,095
Money Market Funds	1,205,256,388	—	—	1,205,256,388
Options Purchased
Credit Contracts	—	75,163	—	75,163
Equity Contracts	322,533	—	—	322,533
Foreign Currency Exchange Contracts	—	3,292,516	—	3,292,516
Interest Rate Contracts	1,280,957	59,362,285	—	60,643,242
Unfunded Floating Rate Loan Interests	—	—	3,207	3,207
Liabilities
TBA Sale Commitments	—	(3,623,107,225)	—	(3,623,107,225)
Unfunded Floating Rate Loan Interests	—	(16,909)	(238,642)	(255,551)
	$ 1,270,922,146	$ 15,531,370,308	$ 560,895,292	17,363,187,746
Investments valued at NAV(a)				5,596,762
				$ 17,368,784,508
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 2,637,972	$ —	$ 2,637,972
Equity Contracts	2,858,880	1,288,269	—	4,147,149
Foreign Currency Exchange Contracts	—	3,002,931	—	3,002,931
Interest Rate Contracts	18,655,640	46,033,243	—	64,688,883
Liabilities
Credit Contracts	—	(3,636,292)	—	(3,636,292)
Equity Contracts	(419,860)	(108,769)	—	(528,629)
Foreign Currency Exchange Contracts	—	(3,894,189)	—	(3,894,189)
Interest Rate Contracts	(35,203,064)	(150,479,738)	—	(185,682,802)
	$ (14,108,404)	$ (105,156,573)	$ —	$ (119,264,977)
(a)	Certain investments of the Master Portfolio were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Securities
Assets
Opening Balance, as of September 30, 2022	$ 68,815,237	$ 348,874	$ 43,313,634	$ 263,305,796	$ 213,991,954	$ 18,825,589
Transfers into Level 3	9,521,536	—	12,201,980	23,548,070	25,013,031	—
Transfers out of Level 3	(31,292,685)	—	—	(17,128,214)	(66,590,392)	—
Other	—	—	—	—	—	—
Accrued discounts/premiums	34,646	—	65,151	87,383	183,738	—
Net realized gain (loss)	28,415	—	2,887	35,532	(473,159)	—
Net change in unrealized appreciation (depreciation)(a)	(926,821)	(14,782)	774,150	(3,406,529)	(5,950,144)	(1,846,603)
Purchases	7,818	—	7,817,829	10,894,878	4,164,668	12,017,972
Sales	(1,304,110)	—	(321,806)	(33,221,500)	(10,410,554)	—
Closing Balance, as of December 31, 2022	$ 44,884,036	$ 334,092	$ 63,853,825	$ 244,115,416	$ 159,929,142	$ 28,996,958
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2022(a)	$ (926,821)	$ (14,782)	$ 774,150	$ (3,413,958)	$ (5,943,747)	$ (1,846,603)
	Rights	U.S. Government Sponsored Agency Securities	Warrants	Unfunded Floating Rate Loan Interests	Total
Assets
Opening Balance, as of September 30, 2022	$ 4,291	$ 4,460,883	$ 959,745	$ —	$ 614,026,003
Transfers into Level 3	—	7,146,912	—	—	77,431,529
Transfers out of Level 3	—	(4,034,487)	—	—	(119,045,778)
Other	—	—	—	—	—
Accrued discounts/premiums	—	(459,436)	—	—	(88,518)
Net realized gain (loss)	—	—	—	—	(406,325)
Net change in unrealized appreciation (depreciation)(a)	(4,289)	(19,165)	1,037,491	3,207	(10,353,485)
Purchases	—	9,925,313	—	—	44,828,478
Sales	—	—	—	—	(45,257,970)
Closing Balance, as of December 31, 2022	$ 2	$ 17,020,020	$ 1,997,236	$ 3,207	$ 561,133,934
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2022(a)	$ (4,289)	$ (19,165)	$ 1,037,491	$ 3,207	$ (10,354,517)
Unfunded Floating Rate Loan Interests
Assets
Opening Balance, as of September 30, 2022	(384,063)
Transfers into Level 3	$ —
Transfers out of Level 3	12,179
Other	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	133,242
Purchases	—
Sales	—
Closing Balance, as of December 31, 2022	$ (238,642)
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2022(a)	$ (35,390)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2022, is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:
Foreign Currency Exchange Contracts
	Assets	Liabilities
Opening Balance, as of September 30, 2022	$ 2,680,210	$ —
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	(3,816,474)	—
Net change in unrealized appreciation (depreciation)(a)	1,136,264	—
Purchases	—	—
Issues	—	—
Sales	—	—
Settlements	—	—
Closing Balance, as of December 31, 2022	$ —	$ —
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2022(a)	$ —	$ —

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2022, is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Master Portfolio’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $280,891,424. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$ 334,090	Market	Volatility Time to Exit	51% - 78% 1.0 - 1.4 years	74% 1.1 years
Corporate Bonds(b)	63,853,821	Income Market	Discount Rate Revenue Multiple Volatility	6% - 35% 12.25x 60%	14% — —
Floating Rate Loan Interests	184,821,763	Income	Discount Rate Credit Spread Estimated Recovery Value	9% - 17% 285 - 568 50%	12% 401 —
Preferred Stock	28,996,958	Income Market	Discount Rate Revenue Multiple	12% 6.75x - 24.00x	— 11.53x
Warrants	1,997,236	Market	Revenue Multiple Volatility Time to Exit	6.75x - 12.25x 40% - 68% 0.5 - 0.5 years	8.60x 60% 0.5 years
	$ 280,003,868

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)	For the period end December 30, 2022, the valuation technique for investments classified as Corporate Bonds amounting to $6,797,300 changed to a Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.
Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound

Schedule of Investments (unaudited)  (continued)
December 31, 2022
Master Total Return Portfolio
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand
Portfolio Abbreviation
ABS	Asset-Backed Security
BZDIOVER	Overnight Brazil CETIP - Interbank Rate
CDI	CREST Depository Interest
CLICP	Chile Indice de Camara Promedio Interbank Overnight Index
CLN	Credit-Linked-Note
CLO	Collateralized Loan Obligation
DAC	Designated Activity Co.
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FKA	Formally Known As
GO	General Obligation Bonds
HFA	Housing Finance Agency
IO	Interest Only
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MXIBTIIE	Mexico Interbank TIIE 28-Day
OTC	Over-the-Counter
PIK	Payment-in-Kind
RB	Revenue Bonds
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depository Receipt
TBA	To-be-Announced
WIBOR	Warsaw Interbank Offer Rate